UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

August 31, 2009

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 45.5%

AEROSPACE & DEFENSE ― 0.7%
Alliant Techsystems, Inc.(1)	1,386	$ 107,110
BE Aerospace, Inc.(1)	9,000	154,170
Boeing Co. (The)	1,915	95,118
General Dynamics Corp.	4,085	241,791
Goodrich Corp.	6,670	367,917
Honeywell International, Inc.	21,429	787,730
L-3 Communications Holdings, Inc.	1,471	109,443
Northrop Grumman Corp.	23,680	1,155,821
Precision Castparts Corp.	1,600	146,048
Raytheon Co.	16,046	757,050
Rockwell Collins, Inc.	3,500	161,140
Rolls-Royce Group plc(1)	26,050	191,017
		4,274,355
AIR FREIGHT & LOGISTICS ― 0.2%
C.H. Robinson Worldwide, Inc.	1,014	57,048
FedEx Corp.	1,899	130,480
United Parcel Service, Inc., Class B	17,598	940,789
		1,128,317
AIRLINES ― 0.1%
Copa Holdings SA, Class A	315	13,158
Ryanair Holdings plc ADR(1)	8,350	228,706
Southwest Airlines Co.	30,390	248,590
		490,454
AUTO COMPONENTS ― 0.5%
Aisin Seiki Co. Ltd.	8,400	210,338
Autoliv, Inc.	23,130	741,779
BorgWarner, Inc.	11,100	329,337
Cie Generale des Etablissements Michelin, Class B	5,190	390,546
Gentex Corp.	9,260	135,103
Magna International, Inc., Class A	1,629	74,462
NGK Insulators Ltd.	12,000	279,849
Tenneco, Inc.(1)	8,000	125,600
TRW Automotive Holdings Corp.(1)	11,327	199,922
WABCO Holdings, Inc.	7,610	145,123
		2,632,059
AUTOMOBILES ― 0.4%
Bayerische Motoren Werke AG	7,700	350,756
Daimler AG	8,640	390,540
Honda Motor Co. Ltd.	30,400	958,882
Toyota Motor Corp.	13,000	557,442
		2,257,620
BEVERAGES ― 0.7%
Anheuser-Busch InBev NV	14,630	631,619
Coca-Cola Co. (The)	46,245	2,255,369
Coca-Cola Enterprises, Inc.	13,904	281,000
PepsiCo, Inc.	18,183	1,030,430
		4,198,418

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

BIOTECHNOLOGY ― 0.6%
Alexion Pharmaceuticals, Inc.(1)	11,500	$ 519,110
Amgen, Inc.(1)	29,473	1,760,717
Biogen Idec, Inc.(1)	1,181	59,298
CSL Ltd.	8,883	241,830
Gilead Sciences, Inc.(1)	12,930	582,626
Isis Pharmaceuticals, Inc.(1)	2,417	39,010
Vertex Pharmaceuticals, Inc.(1)	2,600	97,266
		3,299,857
BUILDING PRODUCTS ― 0.1%
Asahi Glass Co. Ltd.	45,000	391,725
Masco Corp.	6,939	100,477
Wienerberger AG(1)	12,230	279,124
		771,326
CAPITAL MARKETS ― 1.9%
AllianceBernstein Holding LP	18,691	424,099
Ameriprise Financial, Inc.	34,619	1,039,609
Bank of New York Mellon Corp. (The)	49,851	1,476,088
BlackRock, Inc.	845	168,637
Blackstone Group LP (The)	11,713	150,981
Credit Suisse Group AG	14,780	753,028
Federated Investors, Inc., Class B	4,157	109,121
Fortress Investment Group LLC, Class A(1)	23,951	108,498
Goldman Sachs Group, Inc. (The)	11,723	1,939,688
Janus Capital Group, Inc.	49,900	634,728
Jefferies Group, Inc.(1)	25,300	598,598
Julius Baer Holding AG	10,080	512,615
Knight Capital Group, Inc., Class A(1)	587	11,810
Lazard Ltd., Class A	14,300	555,841
Legg Mason, Inc.	17,936	515,839
Morgan Stanley	49,073	1,421,154
Northern Trust Corp.	4,275	249,916
State Street Corp.	1,782	93,519
TD Ameritrade Holding Corp.(1)	5,139	98,874
Waddell & Reed Financial, Inc., Class A	8,000	212,240
		11,074,883
CHEMICALS ― 1.0%
Air Liquide SA	2,320	247,617
Akzo Nobel NV	5,540	313,754
BASF SE	11,270	587,941
Celanese Corp., Series A	33,130	843,821
CF Industries Holdings, Inc.	5,625	459,338
E.I. du Pont de Nemours & Co.	34,204	1,092,134
International Flavors & Fragrances, Inc.	4,228	150,601
K+S AG	2,577	130,634
Minerals Technologies, Inc.	529	23,720
Monsanto Co.	2,924	245,265
Mosaic Co. (The)	1,857	90,009
OM Group, Inc.(1)	1,896	51,590
PPG Industries, Inc.	12,400	686,960

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Scotts Miracle-Gro Co. (The), Class A	3,600	$ 146,484
Syngenta AG	1,693	398,109
Terra Industries, Inc.	5,727	178,167
		5,646,144
COMMERCIAL BANKS ― 2.2%
Banco Santander SA	75,300	1,158,844
Bank of Montreal	1,277	61,577
Barclays plc(1)	102,005	625,216
BNP Paribas	9,410	757,743
Canadian Imperial Bank of Commerce	180	10,521
Commerce Bancshares, Inc.	4,551	167,158
Commonwealth Bank of Australia	16,450	639,563
Fifth Third Bancorp.	13,200	144,408
HSBC Holdings plc	104,818	1,145,160
Intesa Sanpaolo SpA(1)	54,340	235,458
National Bank of Greece SA(1)	32,556	1,019,789
PNC Financial Services Group, Inc.	9,400	400,346
Standard Chartered plc	22,880	519,319
Sumitomo Mitsui Financial Group, Inc.	4,800	206,857
Toronto-Dominion Bank (The)	3,944	243,266
U.S. Bancorp.	53,420	1,208,360
UniCredit SpA(1)	114,990	416,658
United Overseas Bank Ltd.	48,000	556,300
Valley National Bancorp.	927	10,809
Wells Fargo & Co.	101,583	2,795,564
		12,322,916
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Avery Dennison Corp.	9,820	303,438
Pitney Bowes, Inc.	18,560	414,816
R.R. Donnelley & Sons Co.	16,900	301,496
Republic Services, Inc.	10,410	266,600
Tetra Tech, Inc.(1)	7,500	221,550
Waste Management, Inc.	22,404	670,552
		2,178,452
COMMUNICATIONS EQUIPMENT ― 0.9%
Alcatel-Lucent ADR(1)	41,300	154,875
Arris Group, Inc.(1)	10,200	135,252
Cisco Systems, Inc.(1)(2)	87,874	1,898,078
CommScope, Inc.(1)	7,900	212,984
F5 Networks, Inc.(1)	5,200	179,348
Nokia Oyj ADR	18,296	256,327
Plantronics, Inc.	2,405	57,455
Polycom, Inc.(1)	2,980	70,298
QUALCOMM, Inc.	27,873	1,293,865
Research In Motion Ltd.(1)	8,742	638,691
Tellabs, Inc.(1)	31,482	199,596
		5,096,769
COMPUTERS & PERIPHERALS ― 1.1%
Apple, Inc.(1)(2)	11,817	1,987,738
Diebold, Inc.	10,564	318,716
EMC Corp.(1)	40,886	650,087

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Hewlett-Packard Co.	32,842	$ 1,474,277
NCR Corp.(1)	6,816	90,857
NetApp, Inc.(1)	9,000	204,750
QLogic Corp.(1)	22,821	360,800
Seagate Technology	31,579	437,369
STEC, Inc.(1)	6,260	253,718
Western Digital Corp.(1)	16,478	564,866
		6,343,178
CONSTRUCTION & ENGINEERING ― 0.3%
AECOM Technology Corp.(1)	18,156	497,656
EMCOR Group, Inc.(1)	2,850	66,034
Fluor Corp.	4,423	233,977
Foster Wheeler AG(1)	2,737	79,236
Quanta Services, Inc.(1)	24,883	550,412
Shaw Group, Inc. (The)(1)	6,342	186,011
URS Corp.(1)	7,371	318,648
		1,931,974
CONSTRUCTION MATERIALS ― 0.1%
CRH plc	22,196	569,582
Holcim Ltd.(1)	2,150	144,971
		714,553

CONSUMER FINANCE ― 0.2%
American Express Co.	11,300	382,166
Discover Financial Services	1,585	21,794
ORIX Corp.	7,300	560,935
		964,895
CONTAINERS & PACKAGING ― 0.3%
Bemis Co., Inc.	15,022	399,435
Crown Holdings, Inc.(1)	18,744	465,414
Pactiv Corp.(1)	16,950	421,207
Rock-Tenn Co., Class A	2,555	131,046
Sonoco Products Co.	927	24,046
		1,441,148
DISTRIBUTORS ― 0.1%
Genuine Parts Co.	15,443	572,009
Li & Fung Ltd.	68,000	225,922
		797,931
DIVERSIFIED(3)
iShares Russell 1000 Growth Index Fund	1,000	44,660
iShares Russell 3000 Value Index Fund	3,453	242,539
		287,199
DIVERSIFIED CONSUMER SERVICES ― 0.2%
Benesse Corp.	8,200	402,730
H&R Block, Inc.	32,959	569,531
		972,261
DIVERSIFIED FINANCIAL SERVICES ― 1.7%
Bank of America Corp.	172,763	3,038,901
Citigroup, Inc.	41,751	208,755
CME Group, Inc.	952	277,070
IntercontinentalExchange, Inc.(1)	5,193	487,103

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

JPMorgan Chase & Co.	116,136	$ 5,047,271
McGraw-Hill Cos., Inc. (The)	11,719	393,876
Moody's Corp.	9,200	250,608
		9,703,584
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.5%
AT&T, Inc.	198,535	5,171,837
BCE, Inc.	6,888	169,251
CenturyTel, Inc.	7,378	237,793
Koninklijke KPN NV	28,150	432,211
Telefonica SA	23,080	582,009
Verizon Communications, Inc.	72,328	2,245,061
Windstream Corp.	790	6,770
		8,844,932
ELECTRIC UTILITIES ― 0.7%
American Electric Power Co., Inc.	3,613	113,556
Entergy Corp.	3,415	269,785
Exelon Corp.	21,556	1,078,231
FPL Group, Inc.	7,596	426,743
IDACORP, Inc.	18,016	513,096
PPL Corp.	24,600	723,240
Southern Co.	4,048	126,298
Westar Energy, Inc.	35,729	733,159
		3,984,108
ELECTRICAL EQUIPMENT ― 0.4%
ABB Ltd.(1)	16,330	313,368
Cooper Industries Ltd., Class A	4,564	147,189
Emerson Electric Co.	6,625	244,264
GrafTech International Ltd.(1)	10,080	143,438
Hubbell, Inc., Class B	15,214	585,283
Legrand SA	9,500	233,161
Rockwell Automation, Inc.	800	33,480
Vestas Wind Systems A/S(1)	7,055	506,156
		2,206,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Arrow Electronics, Inc.(1)	4,715	130,323
Celestica, Inc., Series A(1)	29,019	246,661
Corning, Inc.	29,500	444,860
HOYA Corp.	13,800	311,445
Molex, Inc.	30,042	547,065
Murata Manufacturing Co. Ltd.	8,900	420,849
Nidec Corp.	9,100	654,261
Tech Data Corp.(1)	277	10,554
Tyco Electronics Ltd.	14,922	340,520
		3,106,538
ENERGY EQUIPMENT & SERVICES ― 1.0%
AMEC plc	26,220	320,364
Atwood Oceanics, Inc.(1)	11,300	321,824
Baker Hughes, Inc.	9,483	326,689
BJ Services Co.	9,711	155,959
Cameron International Corp.(1)	13,449	480,264

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Diamond Offshore Drilling, Inc.	4,024	$ 359,826
ENSCO International, Inc.	4,370	161,253
Halliburton Co.	9,780	231,884
Helmerich & Payne, Inc.	1,373	45,940
National Oilwell Varco, Inc.(1)	19,732	717,258
Noble Corp.	550	19,266
Oceaneering International, Inc.(1)	4,400	229,548
Oil States International, Inc.(1)	2,740	80,748
Saipem SpA	22,818	610,731
Schlumberger Ltd.	17,539	985,692
Seadrill Ltd.	13,660	242,891
Smith International, Inc.	2,800	77,196
Transocean Ltd.(1)	2,832	214,779
		5,582,112
FOOD & STAPLES RETAILING ― 1.0%
Costco Wholesale Corp.	3,108	158,446
Koninklijke Ahold NV	25,470	298,354
Kroger Co. (The)	25,083	541,542
SUPERVALU, INC.	4,865	69,813
SYSCO Corp.	30,047	765,898
Tesco plc	60,637	371,256
Walgreen Co.	31,600	1,070,608
Wal-Mart Stores, Inc.	38,243	1,945,421
Wesfarmers Ltd.	19,610	416,514
		5,637,852
FOOD PRODUCTS ― 1.1%
Archer-Daniels-Midland Co.	15,871	457,561
Cadbury plc	49,880	470,282
Campbell Soup Co.	6,341	198,854
ConAgra Foods, Inc.	33,555	688,884
Danone SA	7,562	411,195
Dean Foods Co.(1)	2,878	52,207
General Mills, Inc.	5,702	340,580
Green Mountain Coffee Roasters, Inc.(1)	2,200	132,418
H.J. Heinz Co.	7,973	306,960
Hershey Co. (The)	257	10,082
J.M. Smucker Co. (The)	2,431	127,068
Kellogg Co.	8,129	382,795
Kraft Foods, Inc., Class A	35,111	995,397
Lancaster Colony Corp.	747	37,544
Nestle SA	19,740	819,875
Unilever NV CVA	12,934	361,480
Unilever NV New York Shares	22,400	625,632
		6,418,814
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	1,122	41,234
Southwest Gas Corp.	9,592	233,565
UGI Corp.	1,267	32,321
WGL Holdings, Inc.	9,533	314,589
		621,709

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.7%
Alcon, Inc.	500	$ 64,735
Baxter International, Inc.	8,248	469,476
Beckman Coulter, Inc.	6,473	438,352
Becton, Dickinson & Co.	2,697	187,765
Boston Scientific Corp.(1)	36,933	433,963
C.R. Bard, Inc.	4,965	400,080
Covidien plc	5,500	217,635
Edwards Lifesciences Corp.(1)	2,300	142,324
Gen-Probe, Inc.(1)	2,850	109,867
Hospira, Inc.(1)	418	16,340
Intuitive Surgical, Inc.(1)	1,352	301,104
Medtronic, Inc.	9,930	380,319
Nobel Biocare Holding AG	6,560	200,350
St. Jude Medical, Inc.(1)	3,002	115,697
STERIS Corp.	4,017	116,573
Terumo Corp.	5,700	300,161
Zimmer Holdings, Inc.(1)	7,392	350,011
		4,244,752
HEALTH CARE PROVIDERS & SERVICES ― 0.7%
Aetna, Inc.	9,200	262,200
Cardinal Health, Inc.	5,021	173,626
Coventry Health Care, Inc.(1)	1,275	27,833
Express Scripts, Inc.(1)	16,257	1,174,081
Fresenius Medical Care AG & Co. KGaA	10,997	494,084
Health Management Associates, Inc., Class A(1)	20,700	143,037
Henry Schein, Inc.(1)	99	5,245
Humana, Inc.(1)	6,762	241,403
LifePoint Hospitals, Inc.(1)	7,256	182,343
Magellan Health Services, Inc.(1)	1,612	51,729
Medco Health Solutions, Inc.(1)	8,153	450,209
Quest Diagnostics, Inc.	5,202	280,700
Tenet Healthcare Corp.(1)	32,800	152,848
UnitedHealth Group, Inc.	4,400	123,200
WellCare Health Plans, Inc.(1)	3,584	86,984
WellPoint, Inc.(1)	6,100	322,385
		4,171,907
HEALTH CARE TECHNOLOGY(3)
Allscripts-Misys Healthcare Solutions, Inc.	12,000	178,200

HOTELS, RESTAURANTS & LEISURE ― 0.7%
Bally Technologies, Inc.(1)	3,600	145,548
Boyd Gaming Corp.(1)	9,200	94,576
Carnival plc	17,310	528,841
Chipotle Mexican Grill, Inc., Class A(1)	1,700	142,596
Compass Group plc	44,330	235,721
Darden Restaurants, Inc.	5,400	177,822
Intercontinental Hotels Group plc	18,140	224,968
International Game Technology	14,000	292,880
International Speedway Corp., Class A	15,995	444,821
Las Vegas Sands Corp.(1)	14,800	211,048

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

McDonald's Corp.	1,806	$ 101,569
Melco Crown Entertainment Ltd. ADR(1)	11,310	69,330
Panera Bread Co., Class A(1)	2,984	155,795
Penn National Gaming, Inc.(1)	4,300	125,603
Speedway Motorsports, Inc.	19,713	306,537
Starbucks Corp.(1)	10,800	205,092
Starwood Hotels & Resorts Worldwide, Inc.	7,334	218,407
WMS Industries, Inc.(1)	8,012	339,148
Wynn Resorts Ltd.(1)	3,115	168,615
		4,188,917
HOUSEHOLD DURABLES ― 0.5%
Electrolux AB B Shares(1)	25,160	521,335
Harman International Industries, Inc.	5,131	153,879
KB Home	27,100	493,491
Newell Rubbermaid, Inc.	34,500	480,240
NVR, Inc.(1)	813	548,978
Sharp Corp.	30,000	346,588
Whirlpool Corp.	8,637	554,582
		3,099,093
HOUSEHOLD PRODUCTS ― 0.8%
Clorox Co.	1,109	65,531
Colgate-Palmolive Co.	4,109	298,724
Kimberly-Clark Corp.	18,420	1,113,673
Procter & Gamble Co. (The)	38,336	2,074,361
Reckitt Benckiser Group plc	15,036	696,420
Unicharm Corp.	3,200	286,814
		4,535,523
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
Mirant Corp.(1)	15,642	263,568
NRG Energy, Inc.(1)	23,627	634,385
		897,953
INDUSTRIAL CONGLOMERATES ― 1.0%
3M Co.	14,591	1,052,011
General Electric Co.	278,017	3,864,436
McDermott International, Inc.(1)	14,500	344,520
Tyco International Ltd.	9,600	304,224
		5,565,191
INSURANCE ― 1.6%
ACE Ltd.	2,135	111,404
Admiral Group plc	17,369	300,956
Aflac, Inc.	5,700	231,534
Allied World Assurance Co. Holdings Ltd.	738	34,191
Allstate Corp. (The)	39,141	1,150,354
American Financial Group, Inc.	7,837	201,019
Aon Corp.	2,636	110,079
Aspen Insurance Holdings Ltd.	3,159	80,238
Berkshire Hathaway, Inc., Class A(1)	10	1,008,500
Chubb Corp. (The)	17,166	847,829
CNA Financial Corp.(1)	6,491	158,835
Endurance Specialty Holdings Ltd.	3,963	136,605
Loews Corp.	9,700	331,255

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Marsh & McLennan Cos., Inc.	47,379	$ 1,115,302
MetLife, Inc.	4,459	168,372
Prudential Financial, Inc.	8,588	434,381
Torchmark Corp.	9,800	417,578
Transatlantic Holdings, Inc.	3,365	164,414
Travelers Cos., Inc. (The)	24,102	1,215,223
XL Capital Ltd., Class A	7,100	123,185
Zurich Financial Services AG	3,190	701,023
		9,042,277
INTERNET & CATALOG RETAIL ― 0.2%
Amazon.com, Inc.(1)	2,609	211,825
Netflix, Inc.(1)	2,735	119,410
Rakuten, Inc.	990	597,936
		929,171
INTERNET SOFTWARE & SERVICES ― 0.3%
Equinix, Inc.(1)	2,700	227,502
Google, Inc., Class A(1)(2)	3,337	1,540,593
Sohu.com, Inc.(1)	1,242	75,886
VeriSign, Inc.(1)	3,229	68,423
		1,912,404
IT SERVICES ― 0.8%
Accenture Ltd., Class A	2,837	93,621
Affiliated Computer Services, Inc., Class A(1)	1,864	83,507
Alliance Data Systems Corp.(1)	655	36,392
Automatic Data Processing, Inc.	4,244	162,757
Fiserv, Inc.(1)	5,200	250,900
International Business Machines Corp.	24,271	2,865,192
SAIC, Inc.(1)	5,525	102,157
Visa, Inc., Class A	7,720	548,892
Western Union Co. (The)	16,232	292,825
		4,436,243
LEISURE EQUIPMENT & PRODUCTS(3)
Mattel, Inc.	2,252	40,513
Polaris Industries, Inc.	2,915	109,925
		150,438
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Bruker Corp.(1)	13,184	133,817
Covance, Inc.(1)	5,200	276,120
Illumina, Inc.(1)	2,700	95,229
Life Technologies Corp.(1)	11,800	525,454
Millipore Corp.(1)	3,421	226,573
QIAGEN NV(1)	3,400	69,870
Thermo Fisher Scientific, Inc.(1)	2,700	122,067
		1,449,130
MACHINERY ― 1.1%
AGCO Corp.(1)	4,871	152,170
Atlas Copco AB A Shares	17,530	220,404
Bucyrus International, Inc.	11,060	330,141
Cummins, Inc.	3,094	140,220
Dover Corp.	16,195	560,185
Flowserve Corp.	2,860	246,675

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Graco, Inc.	4,957	$ 124,470
Hitachi Construction Machinery Co. Ltd.	15,100	306,544
Illinois Tool Works, Inc.	7,300	305,286
Ingersoll-Rand plc	29,900	923,611
Japan Steel Works Ltd. (The)	24,000	298,162
Joy Global, Inc.	8,787	341,375
Kennametal, Inc.	3,665	80,813
Kubota Corp.	43,000	355,368
Kurita Water Industries Ltd.	9,400	313,165
Lincoln Electric Holdings, Inc.	2,257	102,739
Navistar International Corp.(1)	7,842	339,088
PACCAR, Inc.	2,000	72,340
Parker-Hannifin Corp.	6,400	311,424
SMC Corp.	3,900	454,756
Timken Co.	4,387	92,610
Valmont Industries, Inc.	2,070	170,423
		6,241,969
MEDIA ― 0.9%
British Sky Broadcasting Group plc	62,070	549,492
CBS Corp., Class B	46,721	483,562
Comcast Corp., Class A	69,102	1,058,643
Interpublic Group of Cos., Inc. (The)(1)	3,632	22,845
M6-Metropole Television	2,601	59,027
Marvel Entertainment, Inc.(1)	3,069	148,447
Publicis Groupe	9,070	333,521
Scripps Networks Interactive, Inc., Class A	7,159	232,453
Time Warner Cable, Inc.	8,000	295,360
Time Warner, Inc.	48,244	1,346,490
Viacom, Inc., Class B(1)	23,300	583,432
Walt Disney Co. (The)	8,407	218,918
		5,332,190
METALS & MINING ― 0.7%
AK Steel Holding Corp.	12,809	260,279
Allegheny Technologies, Inc.	3,514	106,720
Antofagasta plc	34,670	428,488
BHP Billiton Ltd.	35,260	1,096,705
Cliffs Natural Resources, Inc.	2,324	58,820
Freeport-McMoRan Copper & Gold, Inc.	6,045	380,714
Newmont Mining Corp.	9,527	382,890
Nucor Corp.	7,900	351,866
Reliance Steel & Aluminum Co.	1,857	68,598
Schnitzer Steel Industries, Inc., Class A	2,027	109,478
Thompson Creek Metals Co., Inc.(1)	10,600	121,900
Walter Energy, Inc.	7,100	368,561
Worthington Industries, Inc.	5,059	66,627
		3,801,646
MULTI-INDUSTRY ― 0.2%
Financial Select Sector SPDR Fund	38,758	569,742
SPDR Dow Jones REIT Fund	9,159	394,112
		963,854

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

MULTI-UTILITIES ― 0.3%
Ameren Corp.	3,119	$ 84,119
DTE Energy Co.	295	10,260
PG&E Corp.	14,998	608,769
Public Service Enterprise Group, Inc.	14,109	446,832
Wisconsin Energy Corp.	12,555	570,876
Xcel Energy, Inc.	14,141	279,285
		2,000,141

MULTILINE RETAIL ― 0.5%
Dollar Tree, Inc.(1)	13,041	651,267
Family Dollar Stores, Inc.	16,095	487,357
Kohl's Corp.(1)	14,500	748,055
Next plc	15,230	403,901
Sears Holdings Corp.(1)	253	16,053
Target Corp.	14,815	696,305
		3,002,938
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	37,700	326,105
OIL, GAS & CONSUMABLE FUELS ― 4.7%
Alpha Natural Resources, Inc.(1)	3,686	119,095
Anadarko Petroleum Corp.	5,862	309,924
Apache Corp.	19,835	1,684,983
BG Group plc	45,770	755,055
BP plc ADR	9,227	474,729
Chevron Corp.	52,522	3,673,389
ConocoPhillips	51,164	2,303,915
Continental Resources, Inc.(1)	5,800	204,740
Devon Energy Corp.	14,026	860,916
EnCana Corp.	8,500	441,915
ENI SpA	18,720	443,884
EOG Resources, Inc.	1,858	133,776
EQT Corp.	14,534	576,564
Exxon Mobil Corp.	110,793	7,661,336
Frontier Oil Corp.	4,581	58,774
McMoRan Exploration Co.(1)	7,935	66,178
Murphy Oil Corp.	3,743	213,351
Occidental Petroleum Corp.	17,971	1,313,680
Peabody Energy Corp.	4,124	134,772
Petrohawk Energy Corp.(1)	23,407	503,953
Quicksilver Resources, Inc.(1)	9,300	100,626
Royal Dutch Shell plc ADR	29,900	1,658,553
Southwestern Energy Co.(1)	6,700	246,962
StatoilHydro ASA	30,170	657,286
Tesoro Corp.	1,670	23,513
Total SA	31,732	1,818,275
Valero Energy Corp.	15,174	284,361
Whiting Petroleum Corp.(1)	3,300	160,182
World Fuel Services Corp.	1,335	59,995
		26,944,682

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co.	15,900	$ 364,905
Weyerhaeuser Co.	5,034	188,221
		553,126
PERSONAL PRODUCTS ― 0.1%
Avon Products, Inc.	6,500	207,155
Mead Johnson Nutrition Co., Class A	5,935	235,382
		442,537
PHARMACEUTICALS ― 3.3%
Abbott Laboratories	34,110	1,542,795
Bayer AG	6,560	402,791
Bristol-Myers Squibb Co.	18,719	414,252
Eli Lilly & Co.	43,924	1,469,697
Endo Pharmaceuticals Holdings, Inc.(1)	3,624	81,794
Forest Laboratories, Inc.(1)	5,575	163,180
GlaxoSmithKline plc	26,862	525,852
Johnson & Johnson	65,801	3,977,012
King Pharmaceuticals, Inc.(1)	8,270	85,843
Merck & Co., Inc.	52,694	1,708,866
Novartis AG	12,650	586,327
Novo Nordisk A/S B Shares	13,930	849,153
Pfizer, Inc.	237,387	3,964,363
Roche Holding AG	4,702	747,329
Schering-Plough Corp.	7,510	211,632
Sepracor, Inc.(1)	5,740	104,181
Valeant Pharmaceuticals International(1)	4,591	118,861
Wyeth	38,896	1,861,174
		18,815,102
PROFESSIONAL SERVICES ― 0.3%
Adecco SA	7,420	356,320
Capita Group plc (The)	26,365	291,550
Experian plc	47,160	395,235
Manpower, Inc.	1,659	85,770
SGS SA	260	321,409
		1,450,284
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Boston Properties, Inc.	3,637	220,329
Host Hotels & Resorts, Inc.	22,942	228,732
Public Storage	1,454	102,580
Simon Property Group, Inc.	6,154	391,517
		943,158
ROAD & RAIL ― 0.2%
Burlington Northern Santa Fe Corp.	1,708	141,798
Canadian National Railway Co.	6,180	298,740
CSX Corp.	2,445	103,913
Norfolk Southern Corp.	2,355	108,024
Union Pacific Corp.	8,331	498,277
		1,150,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.5%
Altera Corp.	7,200	138,312
Applied Materials, Inc.	44,167	582,121

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

ARM Holdings plc	106,700	$ 226,878
ASML Holding NV	25,450	698,143
ASML Holding NV New York Shares	15,500	425,785
Atheros Communications, Inc.(1)	8,500	234,940
Broadcom Corp., Class A(1)	23,142	658,390
Cypress Semiconductor Corp.(1)	18,800	190,256
Intel Corp.	66,647	1,354,267
KLA-Tencor Corp.	3,260	101,712
Lam Research Corp.(1)	933	28,643
Linear Technology Corp.	15,539	412,871
LSI Corp.(1)	15,600	81,276
Marvell Technology Group Ltd.(1)	39,119	596,565
NVIDIA Corp.(1)	15,300	222,156
PMC - Sierra, Inc.(1)	51,700	469,436
Semtech Corp.(1)	17,900	327,033
Silicon Laboratories, Inc.(1)	8,100	364,824
Skyworks Solutions, Inc.(1)	25,549	297,646
Teradyne, Inc.(1)	33,100	273,075
Texas Instruments, Inc.	28,170	692,700
Xilinx, Inc.	2,203	48,995
		8,426,024
SOFTWARE ― 1.2%
Adobe Systems, Inc.(1)	3,101	97,433
Autodesk, Inc.(1)	5,919	138,682
Autonomy Corp. plc(1)	21,350	448,976
Cerner Corp.(1)	5,152	317,930
McAfee, Inc.(1)	3,352	133,343
Microsoft Corp.	115,343	2,843,205
Oracle Corp.	77,294	1,690,420
Quest Software, Inc.(1)	2,164	35,684
Rovi Corp.(1)	15,900	483,996
salesforce.com, inc.(1)	1,900	98,553
Sybase, Inc.(1)	6,485	226,002
Symantec Corp.(1)	4,746	71,760
Take-Two Interactive Software, Inc.(1)	3,669	38,525
		6,624,509
SPECIALTY RETAIL ― 1.3%
Advance Auto Parts, Inc.	3,000	126,900
Aeropostale, Inc.(1)	7,300	285,795
AutoZone, Inc.(1)	219	32,248
Bed Bath & Beyond, Inc.(1)	6,000	218,880
Best Buy Co., Inc.	4,900	177,772
CarMax, Inc.(1)	7,100	122,901
Chico's FAS, Inc.(1)	39,000	496,470
Gap, Inc. (The)	29,775	585,079
Home Depot, Inc. (The)	31,700	865,093
Inditex SA	3,820	207,882
J. Crew Group, Inc.(1)	6,300	214,767
Kingfisher plc	117,000	401,561
Lowe's Cos., Inc.	52,983	1,139,135
Nitori Co. Ltd.	6,650	514,562

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

O'Reilly Automotive, Inc.(1)	10,807	$ 413,692
PetSmart, Inc.	6,686	139,804
RadioShack Corp.	2,396	36,252
Ross Stores, Inc.	18,546	864,985
Sherwin-Williams Co. (The)	1,731	104,206
Staples, Inc.	18,700	404,107
TJX Cos., Inc. (The)	5,700	204,915
Tractor Supply Co.(1)	521	24,518
		7,581,524
TEXTILES, APPAREL & LUXURY GOODS ― 0.3%
Burberry Group plc	54,431	426,034
Coach, Inc.	7,100	200,859
Iconix Brand Group, Inc.(1)	7,700	132,286
Jones Apparel Group, Inc.	13,500	210,465
Liz Claiborne, Inc.	8,511	36,172
Luxottica Group SpA(1)	9,800	237,714
Phillips-Van Heusen Corp.	2,170	81,983
Polo Ralph Lauren Corp.	4,116	273,220
VF Corp.	5,300	368,668
		1,967,401
TOBACCO ― 0.3%
Altria Group, Inc.	25,987	475,042
British American Tobacco plc	13,907	422,860
Lorillard, Inc.	6,300	458,451
Philip Morris International, Inc.	13,478	616,080
		1,972,433
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Mitsubishi Corp.	17,400	352,488

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
American Tower Corp., Class A(1)	19,700	623,505
SBA Communications Corp., Class A(1)	29,396	708,738
SOFTBANK CORP.	13,300	298,017
Vodafone Group plc	172,920	372,746
		2,003,006
TOTAL COMMON STOCKS
(Cost $220,910,805)		260,627,765
U.S. TREASURY SECURITIES ― 16.9%
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	$ 3,000,000	3,975,000
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	1,000,000	1,145,938
U.S. Treasury Bonds, 6.25%, 5/15/30(2)	778,000	1,004,715
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	11,050,930	11,600,029
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	17,994,450	16,510,072
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	17,004,250	18,927,912
U.S. Treasury Notes, 0.875%, 4/30/11(2)	11,000,000	11,021,923
U.S. Treasury Notes, 1.75%, 11/15/11(2)	9,445,000	9,577,825
U.S. Treasury Notes, 1.875%, 6/15/12(2)	8,000,000	8,107,504
U.S. Treasury Notes, 1.50%, 7/15/12(2)	5,000,000	5,011,720

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

U.S. Treasury Notes, 2.375%, 8/31/14(2)	$ 10,000,000	$ 9,996,100
TOTAL U.S. TREASURY SECURITIES
(Cost $96,044,862)		96,878,738
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 12.2%
FHLMC, 6.50%, 12/1/12(2)	2,832	3,015
FHLMC, 7.00%, 6/1/14(2)	46,612	49,762
FHLMC, 6.50%, 6/1/16(2)	65,926	70,619
FHLMC, 4.50%, 1/1/19(2)	1,754,900	1,840,817
FHLMC, 5.00%, 1/1/21(2)	1,845,688	1,938,896
FHLMC, 5.00%, 4/1/21(2)	683,796	718,328
FHLMC, 8.00%, 7/1/30(2)	13,695	15,522
FHLMC, 6.50%, 5/1/31(2)	34,510	37,122
FHLMC, 5.50%, 12/1/33(2)	636,989	667,308
FHLMC, 5.50%, 1/1/38(2)	3,477,210	3,629,678
FHLMC, 6.00%, 11/1/38	4,244,913	4,476,569
FHLMC, 6.50%, 7/1/47(2)	192,751	204,538
FNMA, 6.50%, 5/1/11(2)	2,443	2,603
FNMA, 6.50%, 5/1/11(2)	3,651	3,890
FNMA, 6.50%, 5/1/11(2)	7,961	8,483
FNMA, 6.50%, 2/1/12(2)	1,315	1,403
FNMA, 6.50%, 4/1/12(2)	7,860	8,390
FNMA, 6.50%, 5/1/12(2)	5,432	5,798
FNMA, 6.00%, 4/1/14(2)	35,838	38,308
FNMA, 7.50%, 6/1/15(2)	6,912	7,515
FNMA, 4.50%, 5/1/19(2)	920,178	962,640
FNMA, 4.50%, 5/1/19(2)	982,744	1,028,093
FNMA, 5.00%, 9/1/20(2)	1,622,100	1,705,030
FNMA, 7.00%, 6/1/26(2)	1,587	1,745
FNMA, 7.50%, 3/1/27(2)	20,494	22,844
FNMA, 6.50%, 6/1/29(2)	32,259	34,902
FNMA, 7.00%, 7/1/29(2)	14,129	15,564
FNMA, 7.00%, 7/1/29(2)	75,221	82,826
FNMA, 7.00%, 3/1/30(2)	33,217	36,591
FNMA, 7.50%, 8/1/30(2)	28,008	31,241
FNMA, 7.50%, 9/1/30(2)	16,084	17,937
FNMA, 6.50%, 9/1/31(2)	127,794	138,105
FNMA, 7.00%, 9/1/31(2)	43,228	47,542
FNMA, 6.50%, 1/1/32(2)	47,865	51,697
FNMA, 7.00%, 6/1/32(2)	370,567	406,723
FNMA, 5.50%, 6/1/33(2)	1,251,240	1,310,404
FNMA, 5.50%, 8/1/33(2)	2,392,832	2,505,978
FNMA, 5.50%, 9/1/33(2)	600,644	629,045
FNMA, 5.00%, 11/1/33(2)	3,734,127	3,852,350
FNMA, 5.50%, 1/1/34(2)	4,026,054	4,217,744
FNMA, 4.50%, 9/1/35(2)	3,090,515	3,119,308
FNMA, 5.00%, 2/1/36(2)	4,193,046	4,319,247
FNMA, 5.50%, 4/1/36(2)	844,735	883,095
FNMA, 5.00%, 10/1/36(2)	345,478	355,444
FNMA, 5.50%, 12/1/36(2)	2,744,792	2,865,145

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 5.50%, 1/1/37	$ 10,016,548	$ 10,471,401
FNMA, 5.50%, 2/1/37(2)	1,725,550	1,801,211
FNMA, 6.50%, 8/1/37(2)	3,632,922	3,878,924
FNMA, 6.50%, 6/1/47(2)	143,121	152,678
FNMA, 6.50%, 8/1/47(2)	383,772	409,399
FNMA, 6.50%, 8/1/47(2)	490,198	522,932
FNMA, 6.50%, 9/1/47(2)	59,423	63,391
FNMA, 6.50%, 9/1/47(2)	467,400	498,612
FNMA, 6.50%, 9/1/47(2)	574,310	612,661
FNMA, 6.50%, 9/1/47(2)	1,263,636	1,348,018
GNMA, 7.00%, 1/15/24(2)	7,417	8,168
GNMA, 8.00%, 7/15/24(2)	6,811	7,716
GNMA, 8.00%, 9/15/24(2)	5,561	6,299
GNMA, 9.00%, 4/20/25(2)	2,738	3,150
GNMA, 7.00%, 9/15/25(2)	32,177	35,423
GNMA, 7.50%, 10/15/25(2)	10,985	12,290
GNMA, 7.50%, 2/15/26(2)	19,488	21,817
GNMA, 6.00%, 4/15/26(2)	4,511	4,798
GNMA, 7.50%, 5/15/26(2)	5,447	6,098
GNMA, 8.25%, 7/15/26(2)	41,171	46,918
GNMA, 9.00%, 8/20/26(2)	842	964
GNMA, 7.00%, 12/15/27(2)	55,569	61,188
GNMA, 6.50%, 2/15/28(2)	2,477	2,681
GNMA, 6.50%, 2/15/28(2)	14,603	15,807
GNMA, 6.50%, 3/15/28(2)	12,753	13,804
GNMA, 6.50%, 4/15/28(2)	2,498	2,704
GNMA, 6.00%, 7/15/28(2)	16,095	17,146
GNMA, 6.00%, 10/15/28(2)	46,958	50,026
GNMA, 7.00%, 5/15/31(2)	29,021	32,038
GNMA, 5.50%, 11/15/32(2)	400,892	421,986
GNMA, 6.50%, 10/15/38(2)	6,777,967	7,213,769
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $66,783,088)		70,113,821
CORPORATE BONDS ― 8.7%
AEROSPACE & DEFENSE ― 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(5)	220,000	239,108
Honeywell International, Inc., 5.30%, 3/15/17(2)	334,000	357,476
Honeywell International, Inc., 5.30%, 3/1/18(2)	270,000	289,539
Lockheed Martin Corp., 6.15%, 9/1/36(2)	450,000	502,842
United Technologies Corp., 6.05%, 6/1/36(2)	341,000	379,144
United Technologies Corp., 6.125%, 7/15/38(2)	260,000	293,395
		2,061,504
AUTOMOBILES ― 0.1%
DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(2)	320,000	333,196
BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	360,000	403,442
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	330,000	368,699
SABMiller plc, 6.20%, 7/1/11(2)(5)	310,000	330,467
		1,102,608

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

CAPITAL MARKETS ― 0.7%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	$ 350,000	$ 368,627
Credit Suisse (New York), 5.00%, 5/15/13(2)	530,000	563,142
Credit Suisse (New York), 5.50%, 5/1/14(2)	300,000	322,758
Credit Suisse (New York), 5.30%, 8/13/19(2)	280,000	283,849
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	360,000	380,706
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	220,000	237,446
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	880,000	1,014,900
Morgan Stanley, 6.625%, 4/1/18(2)	370,000	396,009
Morgan Stanley, 7.30%, 5/13/19(2)	570,000	635,893
		4,203,330
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	180,000	196,394
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	150,000	166,407
Rohm & Haas Co., 5.60%, 3/15/13(2)	280,000	286,645
		649,446
COMMERCIAL BANKS ― 0.6%
BB&T Corp., 5.70%, 4/30/14(2)	220,000	235,609
Eurohypo AG, 3.75%, 4/11/11	430,000	635,989
Landesbank Baden-Wurttemberg, 4.50%, 10/5/12	180,000	274,966
PNC Bank N.A., 4.875%, 9/21/17(2)	530,000	504,861
PNC Bank N.A., 6.00%, 12/7/17(2)	340,000	347,172
Royal Bank of Scotland Group plc, 3.25%, 1/25/13	95,000	133,651
SunTrust Bank, 7.25%, 3/15/18(2)	130,000	130,996
Wachovia Bank N.A., 4.80%, 11/1/14(2)	444,000	450,939
Wachovia Bank N.A., 4.875%, 2/1/15(2)	169,000	170,090
Wells Fargo & Co., 4.375%, 1/31/13(2)	400,000	414,522
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	170,000	177,936
		3,476,731
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	200,000	208,160
Republic Services, Inc., 5.50%, 9/15/19(5)(6)	160,000	160,621
Waste Management, Inc., 7.375%, 3/11/19(2)	250,000	286,278
		655,059
CONSUMER FINANCE ― 0.2%
American Express Centurion Bank, 5.55%, 10/17/12(2)	220,000	228,945
American Express Co., 7.25%, 5/20/14(2)	120,000	132,192
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	268,293
General Electric Capital Corp., 5.625%, 9/15/17(2)	375,000	376,426
John Deere Capital Corp., 4.50%, 4/3/13(2)	260,000	274,831
		1,280,687
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
Bank of America Corp., 7.375%, 5/15/14(2)	200,000	219,498
Bank of America Corp., 7.625%, 6/1/19(2)	210,000	231,615
Bank of America N.A., 5.30%, 3/15/17(2)	500,000	460,681
Bank of America N.A., 6.00%, 10/15/36(2)	430,000	399,376
Citigroup, Inc., 5.50%, 4/11/13(2)	540,000	537,923
Citigroup, Inc., 6.125%, 5/15/18(2)	370,000	348,463
Citigroup, Inc., 8.50%, 5/22/19(2)	140,000	153,288
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	290,000	303,121
		2,653,965

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
Alltel Corp., 7.875%, 7/1/32(2)	$ 140,000	$ 172,284
AT&T, Inc., 6.80%, 5/15/36(2)	430,000	480,093
AT&T, Inc., 6.55%, 2/15/39(2)	670,000	733,963
Embarq Corp., 7.08%, 6/1/16(2)	260,000	277,937
France Telecom SA, 4.375%, 7/8/14(2)	360,000	376,616
Qwest Corp., 7.875%, 9/1/11(2)	130,000	133,250
Qwest Corp., 7.50%, 10/1/14(2)	130,000	129,512
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	280,000	303,566
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	340,000	370,499
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	340,000	404,779
Verizon Communications, Inc., 6.25%, 4/1/37(2)	257,000	272,620
Verizon Communications, Inc., 6.40%, 2/15/38(2)	110,000	119,381
		3,774,500
ELECTRIC UTILITIES ― 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	141,000	151,105
Carolina Power & Light Co., 5.25%, 12/15/15(2)	287,000	311,469
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	127,000	130,306
Duke Energy Corp., 3.95%, 9/15/14(2)	160,000	161,930
Florida Power Corp., 6.35%, 9/15/37(2)	270,000	315,322
Southern California Edison Co., 5.625%, 2/1/36(2)	100,000	106,735
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	220,000	224,256
		1,401,123
ELECTRICAL EQUIPMENT(3)
Roper Industries, Inc., 6.25%, 9/1/19(6)	100,000	101,671
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(2)	360,000	389,951
ENERGY EQUIPMENT & SERVICES ― 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(2)	340,000	413,728
FOOD & STAPLES RETAILING ― 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(2)	330,000	374,332
SYSCO Corp., 4.20%, 2/12/13(2)	140,000	144,525
Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	520,000	528,318
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	382,000	411,235
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	420,000	485,907
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	260,000	291,141
		2,235,458
FOOD PRODUCTS ― 0.2%
General Mills, Inc., 5.65%, 9/10/12(2)	180,000	196,073
Kellogg Co., 4.45%, 5/30/16(2)	290,000	303,893
Kraft Foods, Inc., 6.00%, 2/11/13(2)	100,000	108,871
Kraft Foods, Inc., 6.125%, 2/1/18(2)	400,000	438,478
		1,047,315
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(2)	175,000	195,721
Baxter International, Inc., 5.375%, 6/1/18(2)	260,000	280,666
Baxter International, Inc., 6.25%, 12/1/37(2)	270,000	307,107
		783,494
HEALTH CARE PROVIDERS & SERVICES ― 0.1%
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	400,000	446,122

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(2)	$ 230,000	$ 247,457
McDonald's Corp., 6.30%, 10/15/37(2)	270,000	314,276
Yum! Brands, Inc., 5.30%, 9/15/19	380,000	383,660
Yum! Brands, Inc., 6.875%, 11/15/37(2)	275,000	299,359
		1,244,752
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	290,000	329,332
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(2)	413,000	437,125
General Electric Co., 5.25%, 12/6/17(2)	320,000	327,258
		764,383
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	254,627
MetLife Global Funding I, 5.125%, 4/10/13(2)(5)	295,000	303,739
MetLife, Inc., 6.75%, 6/1/16(2)	280,000	306,708
New York Life Global Funding, 4.65%, 5/9/13(2)(5)	220,000	228,060
Prudential Financial, Inc., 5.40%, 6/13/35(2)	320,000	264,996
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	140,000	154,474
		1,512,604
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	270,000	283,597
MEDIA ― 0.6%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(5)	370,000	475,437
Comcast Corp., 5.90%, 3/15/16(2)	292,000	311,883
Comcast Corp., 6.40%, 5/15/38(2)	260,000	276,913
Comcast Corp., 6.55%, 7/1/39(2)	290,000	315,199
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(5)	350,000	363,531
Rogers Cable, Inc., 6.25%, 6/15/13(2)	240,000	264,121
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	210,000	224,171
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	360,000	398,315
Time Warner, Inc., 5.50%, 11/15/11(2)	245,000	260,103
Time Warner, Inc., 7.625%, 4/15/31(2)	77,000	84,830
Time Warner, Inc., 7.70%, 5/1/32(2)	220,000	244,741
		3,219,244
METALS & MINING ― 0.2%
Barrick Gold Corp., 6.95%, 4/1/19	160,000	186,318
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	160,000	182,740
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	460,000	489,150
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(5)	235,000	226,182
		1,084,390
MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	270,000	277,771
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	380,000	360,690
Dominion Resources, Inc., 4.75%, 12/15/10(2)	307,000	316,657
Dominion Resources, Inc., 6.40%, 6/15/18(2)	260,000	287,973
NSTAR Electric Co., 5.625%, 11/15/17(2)	250,000	272,165
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	510,000	528,374
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	194,000	206,350
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	260,000	297,558

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Sempra Energy, 6.50%, 6/1/16(2)	$ 150,000	$ 165,184
		2,712,722
MULTILINE RETAIL(3)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	209,000	199,591
OIL, GAS & CONSUMABLE FUELS ― 0.9%
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	400,000	471,946
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	130,000	142,297
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	290,000	304,178
ConocoPhillips, 6.50%, 2/1/39(2)	520,000	603,366
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	130,000	136,740
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	620,000	667,044
EOG Resources, Inc., 5.625%, 6/1/19(2)	210,000	230,577
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	290,000	319,459
Nexen, Inc., 5.65%, 5/15/17(2)	220,000	220,278
Nexen, Inc., 6.40%, 5/15/37(2)	370,000	343,590
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	290,000	350,279
Shell International Finance BV, 6.375%, 12/15/38(2)	240,000	284,801
XTO Energy, Inc., 5.30%, 6/30/15(2)	407,000	430,753
XTO Energy, Inc., 6.50%, 12/15/18(2)	220,000	242,616
XTO Energy, Inc., 6.10%, 4/1/36(2)	324,000	345,079
		5,093,003
PHARMACEUTICALS ― 0.3%
Abbott Laboratories, 5.875%, 5/15/16(2)	130,000	145,021
Abbott Laboratories, 5.60%, 11/30/17(2)	250,000	274,062
AstraZeneca plc, 5.40%, 9/15/12(2)	325,000	357,080
AstraZeneca plc, 5.90%, 9/15/17(2)	420,000	467,404
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	240,000	257,192
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	120,000	140,790
Wyeth, 5.95%, 4/1/37(2)	314,000	343,151
		1,984,700
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 7.625%, 8/15/14(2)	110,000	108,958
ProLogis, 5.625%, 11/15/16(2)	580,000	505,640
Simon Property Group LP, 6.75%, 5/15/14(2)	180,000	193,071
		807,669
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(2)	220,000	255,687
Norfolk Southern Corp., 5.90%, 6/15/19(2)	140,000	152,703
Union Pacific Corp., 5.75%, 11/15/17(2)	400,000	428,955
		837,345
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	302,000	308,810
Oracle Corp., 6.125%, 7/8/39(2)	350,000	394,446
		703,256
SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	90,000	86,909
Staples, Inc., 9.75%, 1/15/14(2)	340,000	399,484
		486,393
THRIFTS & MORTGAGE FINANCE(3)
Compagnie de Financement Foncier, 1.25%, 12/1/11	26,000,000	279,004

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

TOBACCO(3)
Altria Group, Inc., 9.25%, 8/6/19(2)		$ 220,000	$ 265,975
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Cello Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(5)		590,000	744,318
Rogers Communications, Inc., 6.80%, 8/15/18(2)		180,000	204,144
Vodafone Group plc, 5.45%, 6/10/19(2)		210,000	218,898
			1,167,360
TOTAL CORPORATE BONDS
(Cost $46,768,945)			49,985,208
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 3.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 2.0%
FNMA, 2.75%, 3/13/14(2)		5,000,000	5,062,165
FNMA, 5.375%, 6/12/17(2)		5,500,000	6,164,978
			11,227,143
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 1.8%
Bank of America Corp., VRN, 0.79%, 10/30/09(2)		2,400,000	2,422,764
Citigroup Funding, Inc., VRN, 0.82%, 10/30/09(2)		2,500,000	2,525,032
KeyCorp, VRN, 1.28%, 9/15/09(2)		1,300,000	1,314,620
Morgan Stanley, VRN, 0.96%, 9/21/09(2)		2,500,000	2,529,755
State Street Bank and Trust Co., 1.85%, 3/15/11(2)		2,000,000	2,032,570
			10,824,741
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $21,693,423)			22,051,884
COMMERCIAL PAPER(8) ― 3.5%
BASF SE, 0.70%, 9/25/09(2)(5)		2,500,000	2,499,603
Catholic Health Initiatives, 0.95%, 2/4/10(2)		2,500,000	2,500,000
Govco LLC, 0.80%, 12/21/09(2)(5)		2,500,000	2,495,150
Honeywell International, Inc., 0.96%, 12/7/09(2)(5)		2,500,000	2,497,600
Legacy Capital LLC, 0.55%, 9/8/09(2)(5)		2,100,000	2,099,727
Lexington Parker Capital, 0.55%, 9/1/09(2)(5)		2,100,000	2,099,958
Oakland-Alameda County, 0.38%, 10/20/09(2)		2,400,000	2,400,000
Regents of University of California, 0.30%, 10/8/09(2)		2,200,000	2,199,274
Shell International Finance BV, 0.23%, 9/24/09(2)(5)		1,000,000	999,870
TOTAL COMMERCIAL PAPER
(Cost $19,785,217)			19,791,182
SOVEREIGN GOVERNMENTS & AGENCIES ― 2.3%
Development Bank of Japan, 2.30%, 3/19/26	JPY	10,000,000	108,718
European Investment Bank, 4.75%, 6/6/12	GBP	100,000	173,109
European Investment Bank, 5.375%, 10/15/12	EUR	380,000	599,219
German Federal Republic, 3.50%, 1/4/16	EUR	530,000	792,104
German Federal Republic, 3.75%, 1/4/19	EUR	790,000	1,180,754
German Federal Republic, 5.625%, 1/4/28	EUR	190,000	329,655
German Federal Republic, 4.75%, 7/4/34	EUR	130,000	206,095
German Federal Republic, 4.25%, 7/4/39	EUR	70,000	105,454
Government of Canada, 3.75%, 6/1/12	CAD	210,000	201,984
Government of Canada, 5.00%, 6/1/14	CAD	280,000	284,269

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Government of Canada, 5.75%, 6/1/33	CAD	150,000	$ 173,372
Government of Finland, 4.25%, 9/15/12	EUR	150,000	229,157
Government of Finland, 3.125%, 9/15/14	EUR	190,000	278,334
Government of France, 4.00%, 4/25/14	EUR	140,000	213,681
Government of France, 3.25%, 4/25/16	EUR	60,000	87,481
Government of France, 4.25%, 4/25/19	EUR	130,000	197,952
Government of France, 5.50%, 4/25/29	EUR	60,000	102,007
Government of France, 4.75%, 4/25/35	EUR	60,000	94,592
Government of Japan, 1.20%, 3/20/12	JPY	54,900,000	603,555
Government of Japan, 1.20%, 6/20/15	JPY	22,800,000	251,292
Government of Japan, 1.80%, 6/20/18	JPY	15,300,000	173,278
Government of Japan, 1.50%, 9/20/18	JPY	25,700,000	283,449
Government of Japan, 2.10%, 12/20/26	JPY	16,500,000	180,323
Government of Japan, 2.40%, 3/20/37	JPY	10,700,000	119,388
Government of Spain, 5.40%, 7/30/11	EUR	110,000	169,225
Government of Spain, 4.25%, 1/31/14	EUR	150,000	229,791
Government of Spain, 4.90%, 7/30/40	EUR	110,000	169,876
Government of Sweden, 5.25%, 3/15/11	SEK	970,000	145,123
Government of Sweden, 5.50%, 10/8/12	SEK	1,290,000	199,104
Government of Sweden, 6.75%, 5/5/14	SEK	1,260,000	208,264
Government of United Kingdom, 5.00%, 3/7/12	GBP	250,000	439,204
Government of United Kingdom, 4.00%, 9/7/16	GBP	80,000	138,788
Government of United Kingdom, 4.50%, 3/7/19	GBP	120,000	210,136
Government of United Kingdom, 8.00%, 6/7/21	GBP	30,000	69,209
Government of United Kingdom, 4.25%, 6/7/32	GBP	110,000	185,943
Government of United Kingdom, 4.25%, 3/7/36	GBP	120,000	199,459
Government of United Kingdom, 4.50%, 12/7/42	GBP	260,000	451,432
Hydro Quebec, 8.40%, 1/15/22(2)	USD	77,000	95,825
Kingdom of Belgium, 4.00%, 3/28/18	EUR	330,000	487,621
Kingdom of Belgium, 5.00%, 3/28/35	EUR	70,000	110,292
Kingdom of Denmark, 5.00%, 11/15/13	DKK	1,740,000	365,686
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	260,000	399,245
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	70,000	105,983
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	140,000	198,364
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	120,000	98,577
Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19	EUR	70,000	107,362
Republic of Austria, 4.15%, 3/15/37(5)	EUR	60,000	83,119
Republic of Italy, 5.25%, 8/1/17	EUR	430,000	689,135
Republic of Italy, 5.00%, 8/1/34	EUR	170,000	247,589
Republic of Italy, 4.00%, 2/1/37	EUR	110,000	137,351
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $12,843,024)			12,910,925
MUNICIPAL SECURITIES ― 2.0%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)		$ 2,500,000	2,733,450
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.45%, 9/3/09 (LOC: Bank of America N.A.)(2)		2,500,000	2,500,000
Gulf Gate Apartments, VRDN, 0.40%, 9/3/09(2)		3,000,000	3,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)		800,000	727,440
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)		270,000	332,969

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)	$ 220,000	$ 227,823
Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 0.34%, 9/2/09 (LOC: FNMA)(2)	1,005,000	1,005,000
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	410,000	422,571
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)	280,000	292,441
TOTAL MUNICIPAL SECURITIES
(Cost $10,905,396)		11,241,694
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 0.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.38%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(5)	747,992	612,174
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.37%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(5)	77,008	76,476
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.45%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(5)	1,192,564	862,736
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.37%, 9/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(5)	479,894	394,980
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	1,504,592	1,522,279
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(5)	847,945	642,984
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,841,978)		4,111,629
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 0.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS(3)
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)
	27,464	25,748
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	1,400,000	1,452,482
FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(2)	460,555	467,465
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.67%, 9/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	484,442	479,216
		2,399,163
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,312,985)		2,424,911
ASSET-BACKED SECURITIES(4) ― 0.2%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	676,887	683,198
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.49%, 10/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	153,255	153,099
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 0.51%, 10/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	103,979	103,973
TOTAL ASSET-BACKED SECURITIES
(Cost $934,109)		940,270

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $2,150,000)	$ 2,150,000	$ 2,150,000
TEMPORARY CASH INVESTMENTS ― 3.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	18,238,286	18,238,286
U.S. Treasury Bills, 0.10%, 10/22/09(2)(8)	30,000	29,996
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $18,268,282)		18,268,282
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $524,242,114)		571,496,309
OTHER ASSETS AND LIABILITIES — 0.2%		1,291,539
TOTAL NET ASSETS — 100.0%		$572,787,848

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
107,000	AUD for USD	10/30/09	$ 90,023	$ (714)
80,000	CAD for USD	10/30/09	73,082	1,129
870,000	DKK for USD	10/30/09	167,364	(516)
320,000	EUR for USD	10/30/09	458,752	(748)
77,000	GBP for USD	10/30/09	125,344	667
26,396,247	JPY for USD	10/30/09	283,794	(2,461)
2,610,000	SEK for USD	10/30/09	366,742	2,687
			$ 1,565,101	$ 44
(Value on Settlement Date $1,565,145)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
340,000	AUD for USD	10/30/09	$ 286,056	$ 2,757
20,000	CAD for USD	10/30/09	18,271	(267)
140,000	DKK for USD	10/30/09	26,932	4
1,850,000	EUR for USD	10/30/09	2,652,160	8,497
183,000	GBP for USD	10/30/09	297,897	(2,161)
71,600,000	JPY for USD	10/30/09	769,793	11,690
1,050,000	NOK for USD	10/30/09	174,192	183
12,500	NZD for USD	10/30/09	8,547	17
			$ 4,233,848	$ 20,720
(Value on Settlement Date $4,213,128)

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
27	S&P 500 E-Mini Futures	September 2009	$ 1,376,595	$ 139,586
5	Euro Schatz 2-Year Bond Futures	December 2009	772,495	707
			$ 2,149,090	$ 140,293

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$3,200,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$77,514

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
REIT	-	Real Estate Investment Trust
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,489,000.
(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $18,839,282, which represented 3.3% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 201,499,757	–	–
Foreign Common Stocks	10,868,147	$ 48,259,861	–
U.S. Treasury Securities	–	96,878,738	–
U.S. Government Agency Mortgage-Backed Securities	–	70,113,821	–
Corporate Bonds	–	49,985,208	–
U.S. Government Agency Securities and Equivalents	–	22,051,884	–
Commercial Paper	–	19,791,182	–
Sovereign Governments & Agencies	–	12,910,925	–
Municipal Securities	–	11,241,694	–
Commercial Mortgage-Backed Securities	–	4,111,629	–
Collateralized Mortgage Obligations	–	2,424,911	–
Asset-Backed Securities	–	940,270	–
Temporary Cash Investments	20,388,286	29,996	–
Total Value of Investment Securities	$ 232,756,190	$ 338,740,119	–

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 20,764	–
Futures Contracts	$ 139,586	707	–
Swap Agreements	–	77,514	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ 139,586	$ 98,985	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 548,055,035
Gross tax appreciation of investments	$ 32,549,859
Gross tax depreciation of investments	(9,108,585)
Net tax appreciation (depreciation) of investments	$ 23,441,274

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

August 31, 2009

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 63.1%
AEROSPACE & DEFENSE ― 1.0%
Alliant Techsystems, Inc.(1)	6,470	$ 500,002
BE Aerospace, Inc.(1)	38,300	656,079
Boeing Co. (The)	4,407	218,896
General Dynamics Corp.	19,417	1,149,292
Goodrich Corp.	31,020	1,711,063
Honeywell International, Inc.	64,546	2,372,711
L-3 Communications Holdings, Inc.	7,309	543,790
Northrop Grumman Corp.	60,866	2,970,869
Precision Castparts Corp.	7,200	657,216
Raytheon Co.	74,123	3,497,123
Rockwell Collins, Inc.	15,600	718,224
Rolls-Royce Group plc(1)	76,680	562,271
		15,557,536
AIR FREIGHT & LOGISTICS ― 0.3%
C.H. Robinson Worldwide, Inc.	5,226	294,015
FedEx Corp.	8,560	588,157
Glovis Co. Ltd.	5,773	480,737
United Parcel Service, Inc., Class B	63,444	3,391,716
		4,754,625
AIRLINES ― 0.1%
Copa Holdings SA, Class A	1,496	62,488
Ryanair Holdings plc ADR(1)	32,110	879,493
Southwest Airlines Co.	80,671	659,889
Turk Hava Yollari AO	150,677	289,280
		1,891,150
AUTO COMPONENTS ― 0.6%
Aisin Seiki Co. Ltd.	15,100	378,108
Autoliv, Inc.	49,870	1,599,331
BorgWarner, Inc.	49,300	1,462,731
Cie Generale des Etablissements Michelin, Class B	15,080	1,134,765
Gentex Corp.	44,538	649,809
Hankook Tire Co. Ltd.	42,620	757,598
Hyundai Mobis	6,006	637,197
Magna International, Inc., Class A	7,467	341,317
Tenneco, Inc.(1)	34,900	547,930
TRW Automotive Holdings Corp.(1)	53,252	939,898
WABCO Holdings, Inc.	36,535	696,722
		9,145,406
AUTOMOBILES ― 0.6%
Daimler AG	13,440	607,507
Hero Honda Motors Ltd.	15,260	472,161
Honda Motor Co. Ltd.	88,700	2,797,791
Hyundai Motor Co.	32,459	2,754,948
Maruti Suzuki India Ltd.	21,484	632,639
PT Astra International Tbk	79,000	236,295
Tofas Turk Otomobil Fabrikasi AS	239,202	599,560
Toyota Motor Corp.	29,900	1,282,117
		9,383,018

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

BEVERAGES ― 1.0%
Anheuser-Busch InBev NV	44,825	$ 1,935,224
Coca-Cola Co. (The)	169,939	8,287,925
Coca-Cola Enterprises, Inc.	65,509	1,323,937
PepsiCo, Inc.	67,309	3,814,401
		15,361,487
BIOTECHNOLOGY ― 0.9%
Actelion Ltd.(1)	5,320	306,971
Alexion Pharmaceuticals, Inc.(1)	46,500	2,099,010
Amgen, Inc.(1)	120,188	7,180,031
Biogen Idec, Inc.(1)	6,132	307,888
CSL Ltd.	29,657	807,379
Gilead Sciences, Inc.(1)	59,672	2,688,820
Isis Pharmaceuticals, Inc.(1)	10,990	177,379
Vertex Pharmaceuticals, Inc.(1)	11,900	445,179
		14,012,657
BUILDING PRODUCTS ― 0.1%
Asahi Glass Co. Ltd.	78,000	678,990
Daikin Industries Ltd.	12,600	444,148
Masco Corp.	31,783	460,218
		1,583,356
CAPITAL MARKETS ― 2.4%
AllianceBernstein Holding LP	43,020	976,124
Ameriprise Financial, Inc.	79,408	2,384,622
Bank of New York Mellon Corp. (The)	138,956	4,114,487
BlackRock, Inc.	4,127	823,625
Blackstone Group LP (The)	55,510	715,524
Credit Suisse Group AG	32,830	1,672,659
Federated Investors, Inc., Class B	19,827	520,459
Fortress Investment Group LLC, Class A(1)	113,892	515,931
Goldman Sachs Group, Inc. (The)	38,320	6,340,427
Janus Capital Group, Inc.	212,700	2,705,544
Jefferies Group, Inc.(1)	107,800	2,550,548
Julius Baer Holding AG	28,050	1,426,473
Knight Capital Group, Inc., Class A(1)	1,249	25,130
Lazard Ltd., Class A	62,100	2,413,827
Legg Mason, Inc.	60,997	1,754,274
Man Group plc	82,434	357,146
Morgan Stanley	170,630	4,941,445
Northern Trust Corp.	9,838	575,130
State Street Corp.	4,103	215,325
TD Ameritrade Holding Corp.(1)	25,404	488,773
Waddell & Reed Financial, Inc., Class A	33,700	894,061
		36,411,534
CHEMICALS ― 1.2%
Air Liquide SA	8,470	904,016
Akzo Nobel NV	12,290	696,036
BASF SE	37,180	1,939,632
Celanese Corp., Series A	134,875	3,435,266
CF Industries Holdings, Inc.	21,425	1,749,566
E.I. du Pont de Nemours & Co.	78,175	2,496,128

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

International Flavors & Fragrances, Inc.	9,781	$ 348,399
Minerals Technologies, Inc.	1,218	54,615
Monsanto Co.	12,966	1,087,588
Mosaic Co. (The)	8,621	417,860
OM Group, Inc.(1)	9,146	248,863
PPG Industries, Inc.	26,400	1,462,560
Scotts Miracle-Gro Co. (The), Class A	14,800	602,212
Syngenta AG	5,951	1,399,376
Taiwan Fertilizer Co. Ltd.	146,000	423,143
Terra Industries, Inc.	26,987	839,566
		18,104,826
COMMERCIAL BANKS ― 3.3%
Axis Bank Ltd.	30,500	565,523
Banco Bilbao Vizcaya Argentaria SA	43,650	775,325
Banco Santander SA	235,885	3,630,199
Bank of China Ltd. H Shares	458,000	222,782
Bank of Montreal	6,109	294,576
Barclays plc(1)	422,069	2,586,974
BNP Paribas	32,710	2,633,983
Bumiputra-Commerce Holdings Bhd	197,200	553,843
Canadian Imperial Bank of Commerce	1,054	61,606
Commerce Bancshares, Inc.	10,474	384,710
Commonwealth Bank of Australia	32,970	1,281,847
Credicorp Ltd.	4,538	324,104
Fifth Third Bancorp.	57,600	630,144
Grupo Financiero Banorte SAB de CV	139,292	410,859
HDFC Bank Ltd.	24,805	747,325
HSBC Holdings plc	211,076	2,238,637
ICICI Bank Ltd.	32,435	498,998
Industrial & Commercial Bank of China Ltd. H Shares	1,562,000	1,066,129
Itau Unibanco Holding SA Preference Shares	165,034	2,764,431
Kasikornbank PCL	210,300	466,852
Mitsubishi UFJ Financial Group, Inc.	176,500	1,126,717
National Bank of Greece SA(1)	78,733	2,466,245
OTP Bank plc(1)	38,603	995,858
PNC Financial Services Group, Inc.	21,500	915,685
PT Bank Rakyat Indonesia	1,665,000	1,255,357
Sberbank of Russian Federation	699,321	1,037,093
Shinhan Financial Group Co. Ltd.(1)	16,630	545,944
Standard Bank Group Ltd.	29,265	378,062
Standard Chartered plc	20,727	470,451
Toronto-Dominion Bank (The)	18,724	1,154,896
Turkiye Garanti Bankasi AS(1)	691,392	2,557,980
U.S. Bancorp.	129,148	2,921,328
UniCredit SpA(1)	530,480	1,922,154
United Overseas Bank Ltd.	47,000	544,710
Valley National Bancorp.	4,095	47,748
Wells Fargo & Co.	325,259	8,951,128
Westpac Banking Corp.	18,070	372,197
		49,802,400

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Avery Dennison Corp.	22,278	$ 688,390
Pitney Bowes, Inc.	42,290	945,182
R.R. Donnelley & Sons Co.	38,700	690,408
Republic Services, Inc.	23,960	613,616
Tetra Tech, Inc.(1)	28,300	835,982
Waste Management, Inc.	53,879	1,612,598
		5,386,176
COMMUNICATIONS EQUIPMENT ― 1.4%
Alcatel-Lucent ADR(1)	179,600	673,500
Arris Group, Inc.(1)	45,400	602,004
Cisco Systems, Inc.(1)	353,852	7,643,203
CommScope, Inc.(1)	34,200	922,032
F5 Networks, Inc.(1)	23,400	807,066
Nokia Oyj ADR	42,330	593,043
Plantronics, Inc.	11,597	277,053
Polycom, Inc.(1)	13,789	325,283
QUALCOMM, Inc.	127,886	5,936,468
Research In Motion Ltd.(1)	30,869	2,255,289
Tellabs, Inc.(1)	123,603	783,643
		20,818,584
COMPUTERS & PERIPHERALS ― 1.9%
Acer, Inc.	105,000	239,242
Apple, Inc.(1)(2)	53,964	9,077,284
Catcher Technology Co. Ltd.	149,000	384,762
Diebold, Inc.	24,440	737,355
EMC Corp.(1)	187,430	2,980,137
Hewlett-Packard Co.	113,143	5,078,989
NCR Corp.(1)	32,910	438,690
NetApp, Inc.(1)	40,200	914,550
QLogic Corp.(1)	75,068	1,186,825
Seagate Technology	140,833	1,950,537
STEC, Inc.(1)	26,665	1,080,733
Western Digital Corp.(1)	72,207	2,475,256
Wistron Corp.	945,733	1,833,055
		28,377,415
CONSTRUCTION & ENGINEERING ― 0.6%
AECOM Technology Corp.(1)	76,754	2,103,827
EMCOR Group, Inc.(1)	13,561	314,208
Fluor Corp.	21,254	1,124,337
Foster Wheeler AG(1)	13,219	382,690
Larsen & Toubro Ltd.	12,550	402,898
Quanta Services, Inc.(1)	94,721	2,095,229
Samsung Engineering Co. Ltd.	4,078	265,140
Shaw Group, Inc. (The)(1)	25,355	743,662
URS Corp.(1)	30,500	1,318,515
		8,750,506
CONSTRUCTION MATERIALS ― 0.1%
China National Building Material Co. Ltd. H Shares	88,000	185,981
CRH plc	36,004	923,915
Grasim Industries Ltd.	6,982	388,993

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Holcim Ltd.(1)	4,590	$ 309,497
		1,808,386
CONSUMER FINANCE ― 0.2%
American Express Co.	50,600	1,711,292
Discover Financial Services	5,984	82,280
ORIX Corp.	17,570	1,350,086
		3,143,658
CONTAINERS & PACKAGING ― 0.3%
Bemis Co., Inc.	34,576	919,376
Crown Holdings, Inc.(1)	70,516	1,750,912
Pactiv Corp.(1)	79,472	1,974,879
Rock-Tenn Co., Class A	12,042	617,634
Sonoco Products Co.	4,244	110,090
		5,372,891
DISTRIBUTORS ― 0.1%
Genuine Parts Co.	35,545	1,316,587
Li & Fung Ltd.	280,000	930,268
		2,246,855
DIVERSIFIED ― 0.4%
iShares MSCI EAFE Index Fund	19,340	1,018,831
iShares MSCI Emerging Markets Index Fund	25,770	909,939
iShares MSCI Japan Index Fund	192,460	1,966,941
iShares Russell 1000 Growth Index Fund	3,100	138,446
iShares Russell 3000 Value Index Fund	7,948	558,268
Nomura ETF - Nikkei 225 Exchange Traded Fund	11,680	1,319,256
		5,911,681
DIVERSIFIED CONSUMER SERVICES ― 0.2%
Benesse Corp.	15,500	761,257
H&R Block, Inc.	110,707	1,913,017
		2,674,274
DIVERSIFIED FINANCIAL SERVICES ― 2.0%
Bank of America Corp.	518,480	9,120,063
BM&FBOVESPA SA	112,400	694,188
Citigroup, Inc.	194,660	973,300
CME Group, Inc.	4,320	1,257,293
Deutsche Boerse AG	9,180	700,794
IntercontinentalExchange, Inc.(1)	21,902	2,054,408
JPMorgan Chase & Co.	330,675	14,371,135
McGraw-Hill Cos., Inc. (The)	26,973	906,562
Moody's Corp.	41,100	1,119,564
		31,197,307
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
AT&T, Inc.	545,160	14,201,418
BCE, Inc.	15,853	389,537
CenturyTel, Inc.	20,660	665,872
Global Village Telecom Holding SA(1)	32,600	581,185
Koninklijke KPN NV	25,820	396,437
Telefonica SA	73,390	1,850,677
Verizon Communications, Inc.	194,821	6,047,244
Vimpel-Communications ADR(1)	64,466	995,355

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Windstream Corp.	3,181	$ 27,261
		25,154,986
ELECTRIC UTILITIES ― 0.9%
American Electric Power Co., Inc.	8,315	261,341
CEZ AS	25,120	1,312,100
Entergy Corp.	16,085	1,270,715
Exelon Corp.	52,722	2,637,154
FPL Group, Inc.	35,219	1,978,603
IDACORP, Inc.	41,467	1,180,980
PPL Corp.	56,400	1,658,160
Scottish & Southern Energy plc	60,479	1,099,079
Southern Co.	9,317	290,690
Westar Energy, Inc.	82,236	1,687,483
		13,376,305
ELECTRICAL EQUIPMENT ― 0.6%
ABB Ltd.(1)	50,490	968,889
Bharat Heavy Electricals Ltd.	11,517	544,772
China High Speed Transmission Equipment Group Co. Ltd.	308,000	664,447
Cooper Industries Ltd., Class A	18,623	600,592
Emerson Electric Co.	15,251	562,304
GrafTech International Ltd.(1)	48,385	688,519
Hubbell, Inc., Class B	34,826	1,339,756
JA Solar Holdings Co. Ltd. ADR(1)	85,000	302,600
Legrand SA	22,740	558,113
Mitsubishi Electric Corp.	94,000	699,065
Rockwell Automation, Inc.	3,365	140,825
Suntech Power Holdings Co. Ltd. ADR(1)	38,600	548,506
Vestas Wind Systems A/S(1)	17,165	1,231,491
Zhuzhou CSR Times Electric Co. Ltd. H Shares	243,000	413,860
		9,263,739
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.9%
Arrow Electronics, Inc.(1)	22,690	627,152
AU Optronics Corp.	880,472	888,055
AU Optronics Corp. ADR	68,191	672,365
BYD Co. Ltd. H Shares(1)	55,000	344,883
Celestica, Inc., Series A(1)	137,675	1,170,237
Corning, Inc.	130,700	1,970,956
Hon Hai Precision Industry Co. Ltd.	515,027	1,736,758
HOYA Corp.	43,100	972,703
LG Display Co., Ltd. ADR	38,424	556,380
Molex, Inc.	74,045	1,348,359
Murata Manufacturing Co. Ltd.	22,900	1,082,859
Nidec Corp.	23,300	1,675,196
Tech Data Corp.(1)	1,355	51,626
Tyco Electronics Ltd.	34,349	783,844
		13,881,373
ENERGY EQUIPMENT & SERVICES ― 1.3%
Aban Offshore Ltd.	7,275	243,208
AMEC plc	51,700	631,686
Atwood Oceanics, Inc.(1)	43,400	1,236,032

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Baker Hughes, Inc.	27,469	$ 946,307
BJ Services Co.	45,047	723,455
Cameron International Corp.(1)	46,184	1,649,231
Diamond Offshore Drilling, Inc.	14,006	1,252,417
ENSCO International, Inc.	20,407	753,018
Halliburton Co.	46,034	1,091,466
Helmerich & Payne, Inc.	3,170	106,068
National Oilwell Varco, Inc.(1)	61,974	2,252,755
Noble Corp.	1,841	64,490
Oceaneering International, Inc.(1)	16,800	876,456
Oil States International, Inc.(1)	13,235	390,035
Saipem SpA	95,394	2,553,250
Schlumberger Ltd.	68,199	3,832,784
Seadrill Ltd.	49,820	885,858
Smith International, Inc.	6,400	176,448
Transocean Ltd.(1)	13,222	1,002,757
		20,667,721
FOOD & STAPLES RETAILING ― 1.4%
Carrefour SA	15,420	726,075
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	18,700	457,504
Costco Wholesale Corp.	7,153	364,660
CP ALL PCL	723,900	359,715
Koninklijke Ahold NV	72,750	852,190
Kroger Co. (The)	61,767	1,333,549
SUPERVALU, INC.	23,807	341,630
SYSCO Corp.	107,834	2,748,689
Tesco plc	309,555	1,895,279
Walgreen Co.	93,700	3,174,556
Wal-Mart de Mexico SAB de CV	147,645	521,955
Wal-Mart Stores, Inc.	143,426	7,296,081
Wesfarmers Ltd.	50,110	1,064,330
		21,136,213
FOOD PRODUCTS ― 1.3%
Archer-Daniels-Midland Co.	74,644	2,151,987
Cadbury plc	64,130	604,635
Campbell Soup Co.	14,595	457,699
ConAgra Foods, Inc.	106,404	2,184,474
Danone SA	9,330	507,332
Dean Foods Co.(1)	12,868	233,426
General Mills, Inc.	24,237	1,447,676
Green Mountain Coffee Roasters, Inc.(1)	9,300	559,767
H.J. Heinz Co.	18,352	706,552
Hershey Co. (The)	1,222	47,939
J.M. Smucker Co. (The)	11,205	585,685
Kellogg Co.	32,680	1,538,901
Kraft Foods, Inc., Class A	92,437	2,620,589
Lancaster Colony Corp.	3,512	176,513
Nestle SA	72,650	3,017,421
Unilever NV CVA	29,922	836,261
Unilever NV New York Shares	51,300	1,432,809
Wilmar International Ltd.	151,000	685,340

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wimm-Bill-Dann Foods OJSC ADR(1)	8,630	$ 546,365
		20,341,371
GAS UTILITIES ― 0.2%
New Jersey Resources Corp.	5,069	186,286
PT Perusahaan Gas Negara	2,635,000	908,395
Southwest Gas Corp.	22,078	537,599
UGI Corp.	6,203	158,239
WGL Holdings, Inc.	21,942	724,086
		2,514,605
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.0%
Alcon, Inc.	2,300	297,781
Baxter International, Inc.	36,741	2,091,298
Beckman Coulter, Inc.	14,900	1,009,028
Becton, Dickinson & Co.	12,350	859,807
Boston Scientific Corp.(1)	135,047	1,586,802
C.R. Bard, Inc.	23,396	1,885,250
Covidien plc	24,800	981,336
Edwards Lifesciences Corp.(1)	10,100	624,988
Gen-Probe, Inc.(1)	12,931	498,490
Hospira, Inc.(1)	2,235	87,366
Intuitive Surgical, Inc.(1)	6,129	1,364,990
Medtronic, Inc.	31,039	1,188,794
St. Jude Medical, Inc.(1)	13,927	536,746
STERIS Corp.	18,670	541,803
Terumo Corp.	8,700	458,141
Zimmer Holdings, Inc.(1)	17,015	805,660
		14,818,280
HEALTH CARE PROVIDERS & SERVICES ― 1.0%
Aetna, Inc.	21,100	601,350
Cardinal Health, Inc.	11,555	399,572
Coventry Health Care, Inc.(1)	6,434	140,454
Express Scripts, Inc.(1)	70,953	5,124,226
Fresenius Medical Care AG & Co. KGaA	22,920	1,029,773
Health Management Associates, Inc., Class A(1)	89,900	621,209
Henry Schein, Inc.(1)	464	24,583
Humana, Inc.(1)	31,408	1,121,266
LifePoint Hospitals, Inc.(1)	16,787	421,857
Magellan Health Services, Inc.(1)	7,635	245,007
Medco Health Solutions, Inc.(1)	32,999	1,822,205
Quest Diagnostics, Inc.	15,847	855,104
Tenet Healthcare Corp.(1)	142,600	664,516
UnitedHealth Group, Inc.	19,900	557,200
WellCare Health Plans, Inc.(1)	17,307	420,041
WellPoint, Inc.(1)	13,800	729,330
		14,777,693
HEALTH CARE TECHNOLOGY(3)
Allscripts-Misys Healthcare Solutions, Inc.	50,800	754,380
HOTELS, RESTAURANTS & LEISURE ― 1.1%
Bally Technologies, Inc.(1)	15,400	622,622
Boyd Gaming Corp.(1)	40,100	412,228
Carnival plc	30,520	932,423

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Chipotle Mexican Grill, Inc., Class A(1)	7,400	$ 620,712
Compass Group plc	163,440	869,078
Ctrip.com International Ltd. ADR(1)	42,536	2,081,712
Darden Restaurants, Inc.	12,400	408,332
Intercontinental Hotels Group plc	44,690	554,234
International Game Technology	59,900	1,253,108
International Speedway Corp., Class A	36,815	1,023,825
Las Vegas Sands Corp.(1)	63,800	909,788
McDonald's Corp.	8,402	472,528
Melco Crown Entertainment Ltd. ADR(1)	73,860	452,762
Panera Bread Co., Class A(1)	14,687	766,808
Penn National Gaming, Inc.(1)	18,900	552,069
Speedway Motorsports, Inc.	45,372	705,535
Starbucks Corp.(1)	24,800	470,952
Starwood Hotels & Resorts Worldwide, Inc.	32,770	975,891
WMS Industries, Inc.(1)	36,294	1,536,325
Wynn Resorts Ltd.(1)	13,473	729,293
		16,350,225
HOUSEHOLD DURABLES ― 0.7%
Electrolux AB B Shares(1)	42,920	889,337
Harman International Industries, Inc.	24,724	741,473
KB Home	107,600	1,959,396
LG Electronics, Inc.	13,386	1,532,707
MRV Engenharia e Participacoes SA	20,400	365,851
Newell Rubbermaid, Inc.	79,300	1,103,856
NVR, Inc.(1)	3,925	2,650,356
PDG Realty SA Empreendimentos e Participacoes	27,600	405,060
Whirlpool Corp.	28,575	1,834,801
		11,482,837
HOUSEHOLD PRODUCTS ― 1.0%
Clorox Co.	5,748	339,649
Colgate-Palmolive Co.	19,093	1,388,061
Kimberly-Clark Corp.	47,458	2,869,311
Procter & Gamble Co. (The)	155,998	8,441,052
Reckitt Benckiser Group plc	33,505	1,551,846
		14,589,919
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
Mirant Corp.(1)	74,729	1,259,184
NRG Energy, Inc.(1)	92,525	2,484,296
		3,743,480
INDUSTRIAL CONGLOMERATES ― 1.1%
3M Co.	58,588	4,224,195
General Electric Co.	708,417	9,846,996
McDermott International, Inc.(1)	62,700	1,489,752
Tyco International Ltd.	21,500	681,335
		16,242,278
INSURANCE ― 2.0%
ACE Ltd.	9,967	520,078
Admiral Group plc	68,666	1,189,789
Aflac, Inc.	25,700	1,043,934
Allianz SE	10,520	1,215,868

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Allied World Assurance Co. Holdings Ltd.	3,602	$ 166,881
Allstate Corp. (The)	89,682	2,635,754
American Financial Group, Inc.	36,670	940,585
Aon Corp.	6,068	253,400
Aspen Insurance Holdings Ltd.	14,500	368,300
Berkshire Hathaway, Inc., Class A(1)	31	3,126,350
China Life Insurance Co. Ltd. H Shares	516,000	2,177,061
Chubb Corp. (The)	47,398	2,340,987
CNA Financial Corp.(1)	29,969	733,341
Endurance Specialty Holdings Ltd.	18,294	630,594
Loews Corp.	22,300	761,545
Marsh & McLennan Cos., Inc.	109,614	2,580,313
MetLife, Inc.	20,916	789,788
Muenchener Rueckversicherungs-Gesellschaft AG	7,410	1,105,108
Ping An Insurance Group Co. of China Ltd. H Shares	70,000	523,840
Prudential Financial, Inc.	40,434	2,045,152
QBE Insurance Group Ltd.	16,260	314,439
Sony Financial Holdings, Inc.	47	142,743
Torchmark Corp.	23,000	980,030
Transatlantic Holdings, Inc.	7,745	378,421
Travelers Cos., Inc. (The)	55,578	2,802,243
XL Capital Ltd., Class A	16,200	281,070
		30,047,614
INTERNET & CATALOG RETAIL ― 0.2%
Amazon.com, Inc.(1)	12,031	976,797
Netflix, Inc.(1)	12,937	564,829
Rakuten, Inc.	2,790	1,685,094
		3,226,720
INTERNET SOFTWARE & SERVICES ― 0.9%
Baidu, Inc. ADR(1)	480	158,429
Equinix, Inc.(1)	11,200	943,712
Google, Inc., Class A(1)	15,341	7,082,480
NetEase.com, Inc. ADR(1)	37,105	1,558,039
Sohu.com, Inc.(1)	6,124	374,176
Tencent Holdings Ltd.	201,400	2,996,138
VeriSign, Inc.(1)	15,274	323,656
		13,436,630
IT SERVICES ― 1.4%
Accenture Ltd., Class A	6,529	215,457
Affiliated Computer Services, Inc., Class A(1)	8,227	368,570
Alliance Data Systems Corp.(1)	2,907	161,513
Automatic Data Processing, Inc.	9,800	375,830
Companhia Brasileira de Meios de Pagamento	90,852	772,726
Fiserv, Inc.(1)	10,800	521,100
Infosys Technologies Ltd.	48,196	2,103,695
International Business Machines Corp.	97,261	11,481,661
SAIC, Inc.(1)	26,262	485,584
Tata Consultancy Services Ltd.	40,500	437,184
Visa, Inc., Class A	34,468	2,450,675
Western Union Co. (The)	77,891	1,405,154
		20,779,149

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

LEISURE EQUIPMENT & PRODUCTS(3)
Mattel, Inc.	5,184	$ 93,260
Polaris Industries, Inc.	13,168	496,565
		589,825
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	63,448	643,997
Covance, Inc.(1)	22,500	1,194,750
Illumina, Inc.(1)	11,800	416,186
Life Technologies Corp.(1)	51,000	2,271,030
Millipore Corp.(1)	16,220	1,074,251
QIAGEN NV(1)	15,000	308,250
Thermo Fisher Scientific, Inc.(1)	12,200	551,562
		6,460,026
MACHINERY ― 1.5%
AGCO Corp.(1)	22,819	712,866
Atlas Copco AB A Shares	69,920	879,102
Bucyrus International, Inc.	44,355	1,323,997
Cummins, Inc.	14,896	675,087
Dover Corp.	39,960	1,382,216
Flowserve Corp.	13,006	1,121,768
Graco, Inc.	22,908	575,220
Hitachi Construction Machinery Co. Ltd.	45,100	915,571
Illinois Tool Works, Inc.	32,300	1,350,786
Ingersoll-Rand plc	89,000	2,749,210
Japan Steel Works Ltd. (The)	101,000	1,254,766
Joy Global, Inc.	36,117	1,403,145
Kennametal, Inc.	17,700	390,285
Kubota Corp.	137,000	1,132,219
Kurita Water Industries Ltd.	18,200	606,341
Lincoln Electric Holdings, Inc.	10,890	495,713
Navistar International Corp.(1)	35,504	1,535,193
PACCAR, Inc.	8,800	318,296
Parker-Hannifin Corp.	14,700	715,302
Shin Zu Shing Co. Ltd.	115,987	632,499
SMC Corp.	8,800	1,026,115
Timken Co.	21,173	446,962
Valmont Industries, Inc.	9,271	763,281
		22,405,940
MARINE(3)
U-Ming Marine Transport Corp.	241,000	390,239
MEDIA ― 1.1%
British Sky Broadcasting Group plc	159,250	1,409,805
CBS Corp., Class B	108,402	1,121,961
Comcast Corp., Class A	233,415	3,575,918
CTC Media, Inc.(1)	29,867	397,231
Interpublic Group of Cos., Inc. (The)(1)	19,077	119,994
Marvel Entertainment, Inc.(1)	14,457	699,285
Naspers Ltd. N Shares	22,280	728,872
Net Servicos de Comunicacao SA Preference Shares(1)	26,800	283,684
Publicis Groupe	21,120	776,621
Scripps Networks Interactive, Inc., Class A	32,889	1,067,906

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Societe Television Francaise 1	15,170	$ 245,532
Time Warner Cable, Inc.	18,500	683,020
Time Warner, Inc.	156,878	4,378,465
Viacom, Inc., Class B(1)	53,100	1,329,624
Walt Disney Co. (The)	19,350	503,874
		17,321,792
METALS & MINING ― 1.9%
AK Steel Holding Corp.	54,650	1,110,488
Allegheny Technologies, Inc.	16,113	489,352
Antofagasta plc	128,097	1,583,157
BHP Billiton Ltd.	93,589	2,910,932
China Zhongwang Holdings Ltd.(1)	400,000	435,072
Cia Siderurgica Nacional SA ADR	36,100	941,849
Cliffs Natural Resources, Inc.	11,001	278,435
Evraz Group SA GDR	17,449	467,194
Freeport-McMoRan Copper & Gold, Inc.	26,576	1,673,756
Fushan International Energy Group Ltd.(1)	1,052,000	715,318
Gerdau SA Preference Shares	35,800	421,500
Gold Fields Ltd. ADR	26,491	319,746
Harmony Gold Mining Co. Ltd.(1)	33,404	314,232
Impala Platinum Holdings Ltd.	25,789	602,666
JSW Steel Ltd.	50,940	719,003
KGHM Polska Miedz SA	18,243	546,368
Kobe Steel Ltd.	145,000	268,028
Kumba Iron Ore Ltd.	24,155	780,865
Newmont Mining Corp.	33,630	1,351,590
Nucor Corp.	18,000	801,720
POSCO	5,692	2,103,337
Reliance Steel & Aluminum Co.	8,969	331,315
Schnitzer Steel Industries, Inc., Class A	9,819	530,324
Sesa Goa Ltd.	113,061	491,610
Sterlite Industries India Ltd.(1)	14,173	196,129
Sterlite Industries India Ltd. ADR(1)	14,369	192,401
Thompson Creek Metals Co., Inc.(1)	45,000	517,500
Vale SA Preference Shares	324,300	5,611,197
Walter Energy, Inc.	31,500	1,635,165
Worthington Industries, Inc.	24,415	321,546
		28,661,795
MULTI-INDUSTRY ― 0.3%
Financial Select Sector SPDR Fund	186,565	2,742,506
SPDR Dow Jones REIT Fund	43,411	1,867,975
		4,610,481
MULTI-UTILITIES ― 0.4%
Ameren Corp.	7,179	193,618
DTE Energy Co.	1,535	53,387
GDF Suez	12,056	507,961
PG&E Corp.	34,562	1,402,872
Public Service Enterprise Group, Inc.	66,512	2,106,435
Wisconsin Energy Corp.	28,898	1,313,992
Xcel Energy, Inc.	32,548	642,823
		6,221,088

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

MULTILINE RETAIL ― 0.6%
Dollar Tree, Inc.(1)	48,202	$ 2,407,208
Family Dollar Stores, Inc.	69,717	2,111,031
Kohl's Corp.(1)	47,300	2,440,207
Next plc	17,870	473,914
Sears Holdings Corp.(1)	1,310	83,120
Target Corp.	48,647	2,286,409
		9,801,889
OFFICE ELECTRONICS(3)
Xerox Corp.	85,000	735,250
OIL, GAS & CONSUMABLE FUELS ― 5.7%
Alpha Natural Resources, Inc.(1)	17,376	561,419
Anadarko Petroleum Corp.	21,705	1,147,543
Apache Corp.	56,700	4,816,665
Banpu PCL	44,900	526,760
BG Group plc	162,550	2,681,541
BP plc ADR	21,236	1,092,592
Chevron Corp.	141,537	9,899,098
China Shenhua Energy Co. Ltd. H Shares	262,500	1,058,406
CNOOC Ltd.	651,000	855,070
ConocoPhillips	138,018	6,214,951
Continental Resources, Inc.(1)	25,300	893,090
Devon Energy Corp.	36,313	2,228,892
EnCana Corp.	15,116	785,881
ENI SpA	89,800	2,129,315
EOG Resources, Inc.	4,277	307,944
EQT Corp.	33,456	1,327,199
Exxon Mobil Corp.	333,702	23,075,493
Frontier Oil Corp.	22,069	283,145
McMoRan Exploration Co.(1)	37,323	311,274
Murphy Oil Corp.	18,089	1,031,073
OAO Gazprom ADR	62,868	1,307,829
OAO LUKOIL ADR	16,814	834,633
Occidental Petroleum Corp.	63,673	4,654,496
Peabody Energy Corp.	19,492	636,999
Petrohawk Energy Corp.(1)	88,819	1,912,273
Petroleo Brasileiro SA ADR	83,700	3,317,868
PT Bumi Resources Tbk	2,569,000	739,097
Quicksilver Resources, Inc.(1)	41,500	449,030
Reliance Industries Ltd.(1)	9,519	390,917
Royal Dutch Shell plc ADR	68,700	3,810,789
Southwestern Energy Co.(1)	25,700	947,302
Tesoro Corp.	7,836	110,331
Total SA	81,916	4,693,868
Valero Energy Corp.	36,770	689,070
Whiting Petroleum Corp.(1)	14,000	679,560
World Fuel Services Corp.	5,848	262,809
		86,664,222
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co.	36,500	837,675
Votorantim Celulose e Papel SA(1)	60,879	955,484

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Weyerhaeuser Co.	11,586	$ 433,201
		2,226,360
PERSONAL PRODUCTS ― 0.2%
Avon Products, Inc.	28,000	892,360
Mead Johnson Nutrition Co., Class A	27,309	1,083,075
Natura Cosmeticos SA	25,200	405,136
		2,380,571
PHARMACEUTICALS ― 3.9%
Abbott Laboratories	128,921	5,831,097
Aspen Pharmacare Holdings Ltd.(1)	76,918	578,405
AstraZeneca plc	20,200	930,764
Bayer AG	13,570	833,213
Bristol-Myers Squibb Co.	43,084	953,449
Eli Lilly & Co.	140,924	4,715,317
Endo Pharmaceuticals Holdings, Inc.(1)	17,098	385,902
Forest Laboratories, Inc.(1)	26,477	774,982
GlaxoSmithKline plc	52,568	1,029,074
Johnson & Johnson	222,408	13,442,494
King Pharmaceuticals, Inc.(1)	38,460	399,215
Merck & Co., Inc.	122,122	3,960,416
Novartis AG	48,520	2,248,901
Novo Nordisk A/S B Shares	38,360	2,338,371
Pfizer, Inc.	621,909	10,385,880
Roche Holding AG	14,362	2,282,675
Schering-Plough Corp.	34,987	985,934
Sepracor, Inc.(1)	27,283	495,186
Teva Pharmaceutical Industries Ltd. ADR	32,727	1,685,440
Valeant Pharmaceuticals International(1)	21,804	564,506
Wyeth	89,043	4,260,708
		59,081,929
PROFESSIONAL SERVICES ― 0.2%
Adecco SA	21,290	1,022,379
Capita Group plc (The)	54,079	598,017
Experian plc	112,400	941,993
Manpower, Inc.	7,981	412,618
SGS SA	240	296,685
		3,271,692
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Boston Properties, Inc.	8,370	507,054
Host Hotels & Resorts, Inc.	61,671	614,860
Public Storage	4,378	308,868
Simon Property Group, Inc.	15,911	1,012,258
		2,443,040
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.2%
China Overseas Land & Investment Ltd.	264,000	536,825
China Resources Land Ltd.	258,000	539,938
E-House China Holdings Ltd. ADR(1)	31,400	598,798
Mitsubishi Estate Co. Ltd.	21,000	348,232
Shimao Property Holdings Ltd.	181,500	270,244

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Sino-Ocean Land Holdings Ltd.	174,000	$ 157,601
		2,451,638
ROAD & RAIL ― 0.3%
Burlington Northern Santa Fe Corp.	7,902	656,024
Canadian National Railway Co.	23,020	1,112,782
CSX Corp.	11,205	476,213
Norfolk Southern Corp.	10,520	482,552
Union Pacific Corp.	38,475	2,301,190
		5,028,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.8%
Altera Corp.	31,200	599,352
Applied Materials, Inc.	127,461	1,679,936
ASML Holding NV	46,940	1,287,655
ASML Holding NV New York Shares	77,100	2,117,937
Atheros Communications, Inc.(1)	36,200	1,000,568
Broadcom Corp., Class A(1)	103,954	2,957,491
Cypress Semiconductor Corp.(1)	81,400	823,768
Intel Corp.	212,198	4,311,863
KLA-Tencor Corp.	7,504	234,125
Lam Research Corp.(1)	4,492	137,904
Linear Technology Corp.	70,839	1,882,192
LSI Corp.(1)	69,178	360,417
Marvell Technology Group Ltd.(1)	159,886	2,438,262
MediaTek, Inc.	100,659	1,461,729
NVIDIA Corp.(1)	65,900	956,868
PMC - Sierra, Inc.(1)	222,000	2,015,760
Samsung Electronics Co. Ltd.	11,081	6,840,781
Semtech Corp.(1)	68,700	1,255,149
Silicon Laboratories, Inc.(1)	31,100	1,400,744
Skyworks Solutions, Inc.(1)	117,369	1,367,349
Taiwan Semiconductor Manufacturing Co. Ltd.	1,246,500	2,241,818
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	98,265	1,051,435
Teradyne, Inc.(1)	140,700	1,160,775
Texas Instruments, Inc.	122,569	3,013,972
Xilinx, Inc.	10,599	235,722
		42,833,572
SOFTWARE ― 1.8%
Adobe Systems, Inc.(1)	14,370	451,505
Autodesk, Inc.(1)	28,245	661,780
Autonomy Corp. plc(1)	37,023	778,569
Cerner Corp.(1)	22,472	1,386,747
McAfee, Inc.(1)	14,761	587,193
Microsoft Corp.	466,490	11,498,979
Oracle Corp.	300,219	6,565,790
Perfect World Co. Ltd., Class B ADR(1)	23,100	881,265
Quest Software, Inc.(1)	10,068	166,021
Rovi Corp.(1)	67,300	2,048,612
salesforce.com, inc.(1)	8,600	446,082
Shanda Interactive Entertainment Ltd. ADR(1)	12,200	597,312
Sybase, Inc.(1)	30,307	1,056,199
Symantec Corp.(1)	21,898	331,098

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Take-Two Interactive Software, Inc.(1)	17,718	$ 186,039
		27,643,191
SPECIALTY RETAIL ― 1.8%
Advance Auto Parts, Inc.	13,300	562,590
Aeropostale, Inc.(1)	32,500	1,272,375
AutoZone, Inc.(1)	1,053	155,054
Bed Bath & Beyond, Inc.(1)	20,200	736,896
Best Buy Co., Inc.	11,200	406,336
CarMax, Inc.(1)	31,800	550,458
Chico's FAS, Inc.(1)	169,000	2,151,370
Foschini Ltd.	105,516	827,228
Gap, Inc. (The)	100,399	1,972,840
H & M Hennes & Mauritz AB B Shares	16,790	930,491
Home Depot, Inc. (The)	90,500	2,469,745
J. Crew Group, Inc.(1)	27,800	947,702
Kingfisher plc	339,240	1,164,320
Lowe's Cos., Inc.	142,296	3,059,364
Nitori Co. Ltd.	19,400	1,501,129
O'Reilly Automotive, Inc.(1)	48,431	1,853,939
PetSmart, Inc.	15,390	321,805
RadioShack Corp.	10,881	164,630
Ross Stores, Inc.	79,777	3,720,799
Sherwin-Williams Co. (The)	7,813	470,343
Staples, Inc.	42,300	914,103
TJX Cos., Inc. (The)	25,200	905,940
Tractor Supply Co.(1)	2,368	111,438
		27,170,895
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Coach, Inc.	29,800	843,042
Iconix Brand Group, Inc.(1)	33,600	577,248
Jones Apparel Group, Inc.	58,600	913,574
Liz Claiborne, Inc.	41,102	174,684
Luxottica Group SpA(1)	23,980	581,671
LVMH Moet Hennessy Louis Vuitton SA	6,790	649,170
Phillips-Van Heusen Corp.	9,646	364,426
Polo Ralph Lauren Corp.	19,566	1,298,791
VF Corp.	12,000	834,720
		6,237,326
THRIFTS & MORTGAGE FINANCE(3)
Housing Development Finance Corp. Ltd.	8,223	416,725
TOBACCO ― 0.4%
Altria Group, Inc.	68,744	1,256,640
British American Tobacco plc	29,521	897,623
Lorillard, Inc.	14,000	1,018,780
Philip Morris International, Inc.	63,545	2,904,642
		6,077,685
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Mitsubishi Corp.	76,100	1,541,628
WIRELESS TELECOMMUNICATION SERVICES ― 0.9%
America Movil SAB de CV, Series L ADR	40,563	1,831,419
American Tower Corp., Class A(1)	81,700	2,585,805

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

China Mobile Ltd. ADR	38,109	$ 1,875,725
Millicom International Cellular SA(1)	22,380	1,579,133
MTN Group Ltd.	87,024	1,426,256
SBA Communications Corp., Class A(1)	111,313	2,683,756
SOFTBANK CORP.	45,400	1,017,292
Vivo Particpacoes SA ADR	17,982	409,276
Vodafone Group plc	452,290	974,956
		14,383,618
TOTAL COMMON STOCKS
(Cost $810,286,210)		965,332,424
U.S. TREASURY SECURITIES ― 9.6%
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	$ 3,000,000	3,975,000
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	2,000,000	2,291,876
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	20,152,878	21,154,234
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	33,073,799	34,789,502
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	31,232,806	30,325,118
U.S. Treasury Notes, 0.875%, 4/30/11(2)	4,200,000	4,208,371
U.S. Treasury Notes, 1.00%, 8/31/11(2)	6,000,000	6,005,160
U.S. Treasury Notes, 1.875%, 6/15/12(2)	16,500,000	16,721,727
U.S. Treasury Notes, 1.50%, 7/15/12(2)	9,000,000	9,021,096
U.S. Treasury Notes, 2.375%, 8/31/14(2)	17,000,000	16,993,370
U.S. Treasury Notes, 4.00%, 8/15/18(2)	250,000	261,856
U.S. Treasury Notes, 2.75%, 2/15/19(2)	860,000	814,313
TOTAL U.S. TREASURY SECURITIES
(Cost $145,658,983)		146,561,623
CORPORATE BONDS ― 8.2%
AEROSPACE & DEFENSE ― 0.3%
Alliant Techsystems, Inc., 6.75%, 4/1/16(2)	30,000	28,800
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(4)	360,000	391,267
Honeywell International, Inc., 5.30%, 3/15/17(2)	658,000	704,250
Honeywell International, Inc., 5.30%, 3/1/18(2)	490,000	525,461
L-3 Communications Corp., 7.625%, 6/15/12(2)	50,000	50,750
L-3 Communications Corp., 6.125%, 7/15/13(2)	375,000	365,625
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	236,875
Lockheed Martin Corp., 6.15%, 9/1/36(2)	850,000	949,812
United Technologies Corp., 6.05%, 6/1/36(2)	622,000	691,577
United Technologies Corp., 6.125%, 7/15/38(2)	470,000	530,367
		4,474,784
AUTO COMPONENTS(3)
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	200,000	204,000
AUTOMOBILES ― 0.1%
DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(2)	610,000	635,155
Ford Motor Co., 7.45%, 7/16/31(2)	300,000	231,000
		866,155
BEVERAGES ― 0.1%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	640,000	717,229
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	580,000	648,017
SABMiller plc, 6.20%, 7/1/11(2)(4)	520,000	554,332
		1,919,578

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

BUILDING PRODUCTS ― 0.1%
Masco Corp., 6.125%, 10/3/16	$ 500,000	$ 457,585
Nortek, Inc., 10.00%, 12/1/13(2)	200,000	187,000
		644,585
CAPITAL MARKETS ― 0.5%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	620,000	652,996
Credit Suisse (New York), 5.00%, 5/15/13(2)	890,000	945,654
Credit Suisse (New York), 5.50%, 5/1/14(2)	500,000	537,930
Credit Suisse (New York), 5.30%, 8/13/19(2)	460,000	466,323
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	720,000	761,412
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	380,000	410,135
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	1,510,000	1,741,476
Morgan Stanley, 6.00%, 4/28/15(2)	190,000	200,942
Morgan Stanley, 6.625%, 4/1/18(2)	680,000	727,801
Morgan Stanley, 7.30%, 5/13/19(2)	1,000,000	1,115,601
		7,560,270
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	320,000	349,144
Huntsman International LLC, 7.875%, 11/15/14	175,000	156,625
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	260,000	288,439
Rohm & Haas Co., 5.60%, 3/15/13(2)	530,000	542,579
		1,336,787
COMMERCIAL BANKS ― 0.3%
BB&T Corp., 5.70%, 4/30/14(2)	380,000	406,962
Eurohypo AG, 3.75%, 4/11/11	760,000	1,124,074
Landesbank Baden-Wurttemberg, 4.50%, 10/5/12	320,000	488,828
PNC Bank N.A., 6.00%, 12/7/17(2)	640,000	653,500
Royal Bank of Scotland Group plc, 3.25%, 1/25/13	170,000	239,164
SunTrust Bank, 7.25%, 3/15/18(2)	240,000	241,838
Wachovia Bank N.A., 4.80%, 11/1/14(2)	839,000	852,112
Wachovia Bank N.A., 4.875%, 2/1/15(2)	312,000	314,013
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	310,000	324,472
		4,644,963
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	870,000	905,498
Allied Waste North America, Inc., 7.875%, 4/15/13(2)	150,000	155,371
Allied Waste North America, Inc., 7.25%, 3/15/15(2)	96,000	100,193
ARAMARK Corp., 8.50%, 2/1/15(2)	200,000	195,000
Cenveo Corp., 7.875%, 12/1/13(2)	600,000	450,000
Cenveo Corp., 8.375%, 6/15/14(2)	325,000	218,156
Corrections Corp. of America, 6.25%, 3/15/13(2)	596,000	585,570
Corrections Corp. of America, 6.75%, 1/31/14(2)	14,000	13,685
Republic Services, Inc., 5.50%, 9/15/19(4)(5)	270,000	271,048
Waste Management, Inc., 7.375%, 3/11/19(2)	450,000	515,301
		3,409,822
COMMUNICATIONS EQUIPMENT(3)
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(2)(4)	500,000	510,000
COMPUTERS & PERIPHERALS(3)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	100,000	90,000
CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(2)	380,000	395,450

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

American Express Co., 7.25%, 5/20/14(2)	$ 210,000	$ 231,336
American General Finance Corp., 4.875%, 7/15/12(2)	500,000	351,547
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	270,000	289,756
Ford Motor Credit Co. LLC, 7.375%, 10/28/09	350,000	350,043
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(2)	450,000	423,440
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	230,308
General Electric Capital Corp., 5.625%, 9/15/17(2)	670,000	672,548
GMAC LLC, 6.875%, 9/15/11(4)	363,000	338,498
John Deere Capital Corp., 4.50%, 4/3/13(2)	470,000	496,810
		3,779,736
CONTAINERS & PACKAGING ― 0.1%
Ball Corp., 6.875%, 12/15/12(2)	450,000	453,375
Graham Packaging Co. LP/GPC Capital Corp I, 8.50%, 10/15/12	250,000	251,250
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	477,000	477,000
Graphic Packaging International, Inc., 9.50%, 8/15/13(2)	30,000	30,225
		1,211,850
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Bank of America Corp., 7.375%, 5/15/14(2)	350,000	384,122
Bank of America Corp., 7.625%, 6/1/19(2)	370,000	408,084
Bank of America N.A., 5.30%, 3/15/17(2)	944,000	869,765
Bank of America N.A., 6.00%, 10/15/36(2)	820,000	761,601
BankAmerica Capital II, 8.00%, 12/15/26(2)	300,000	274,500
Citigroup, Inc., 5.50%, 4/11/13(2)	960,000	956,307
Citigroup, Inc., 6.125%, 5/15/18(2)	680,000	640,419
Citigroup, Inc., 8.50%, 5/22/19(2)	250,000	273,728
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	500,000	522,622
KAR Holdings, Inc., 8.75%, 5/1/14(2)	500,000	473,750
		5,564,898
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
Alltel Corp., 7.875%, 7/1/32(2)	250,000	307,649
AT&T, Inc., 6.80%, 5/15/36(2)	800,000	893,197
AT&T, Inc., 6.55%, 2/15/39(2)	1,130,000	1,237,878
Cincinnati Bell, Inc., 8.375%, 1/15/14(2)	150,000	146,250
Embarq Corp., 7.08%, 6/1/16(2)	492,000	525,942
France Telecom SA, 4.375%, 7/8/14(2)	610,000	638,155
Frontier Communications Corp., 6.25%, 1/15/13(2)	325,000	308,344
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	183,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(2)	300,000	314,250
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15(2)	125,000	126,563
Level 3 Financing, Inc., 9.25%, 11/1/14	225,000	186,750
MetroPCS Wireless, Inc., 9.25%, 11/1/14(2)	500,000	493,125
Qwest Capital Funding, Inc., 7.25%, 2/15/11(2)	125,000	123,750
Qwest Communications International, Inc., 7.50%, 2/15/14(2)	450,000	436,500
Qwest Corp., 7.875%, 9/1/11(2)	520,000	533,000
Qwest Corp., 7.50%, 10/1/14(2)	270,000	268,987
Sprint Capital Corp., 8.75%, 3/15/32(2)	500,000	417,500
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	490,000	531,240
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	570,000	621,130
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	660,000	785,747
Verizon Communications, Inc., 6.25%, 4/1/37(2)	486,000	515,539
Verizon Communications, Inc., 6.40%, 2/15/38(2)	420,000	455,818

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	$ 250,000	$ 272,500
Windstream Corp., 8.625%, 8/1/16(2)	325,000	327,844
		10,650,658
ELECTRIC UTILITIES ― 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	267,000	286,134
Carolina Power & Light Co., 5.25%, 12/15/15(2)	543,000	589,296
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	202,000	207,258
Duke Energy Corp., 3.95%, 9/15/14(2)	270,000	273,257
Edison Mission Energy, 7.00%, 5/15/17(2)	325,000	249,844
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	225,000	162,000
Florida Power Corp., 6.35%, 9/15/37(2)	510,000	595,608
Southern California Edison Co., 5.625%, 2/1/36(2)	161,000	171,843
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	420,000	428,126
		2,963,366
ELECTRICAL EQUIPMENT(3)
Baldor Electric Co., 8.625%, 2/15/17(2)	325,000	325,000
Roper Industries, Inc., 6.25%, 9/1/19(5)	180,000	183,008
		508,008
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(2)	650,000	704,078
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	500,000	433,750
		1,137,828
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(2)	270,000	284,850
Weatherford International Ltd., 9.625%, 3/1/19(2)	600,000	730,108
		1,014,958
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(2)	570,000	646,574
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	505,000
Rite Aid Corp., 8.625%, 3/1/15(2)	250,000	182,500
SUPERVALU, INC., 7.50%, 11/15/14(2)	350,000	346,500
SYSCO Corp., 4.20%, 2/12/13(2)	260,000	268,403
Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	870,000	883,916
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	654,000	704,051
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	810,000	937,107
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	480,000	537,491
		5,011,542
FOOD PRODUCTS ― 0.2%
General Mills, Inc., 5.65%, 9/10/12(2)	310,000	337,682
Kellogg Co., 4.45%, 5/30/16(2)	500,000	523,953
Kraft Foods, Inc., 6.00%, 2/11/13(2)	170,000	185,080
Kraft Foods, Inc., 6.125%, 2/1/18(2)	670,000	734,451
Smithfield Foods, Inc., 7.75%, 5/15/13(2)	500,000	415,000
		2,196,166
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(2)	290,000	324,337
Baxter International, Inc., 5.375%, 6/1/18(2)	470,000	507,358
Baxter International, Inc., 6.25%, 12/1/37(2)	510,000	580,092
Biomet, Inc, 10.00%, 10/15/17(2)	200,000	211,000

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Biomet, Inc, 11.625%, 10/15/17(2)	$ 475,000	$ 504,688
		2,127,475
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
Community Health Systems, Inc., 8.875%, 7/15/15(2)	150,000	151,313
DaVita, Inc., 7.25%, 3/15/15(2)	100,000	97,000
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(2)	25,000	25,437
HCA, Inc., 6.50%, 2/15/16(2)	200,000	175,000
HCA, Inc., 9.25%, 11/15/16(2)	125,000	126,875
HealthSouth Corp., VRN, 7.22%, 12/15/09	250,000	240,000
HealthSouth Corp., 10.75%, 6/15/16	125,000	132,812
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	700,000	780,714
Omnicare, Inc., 6.875%, 12/15/15(2)	250,000	235,000
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	198,000
Tenet Healthcare Corp., 8.875%, 7/1/19(4)	400,000	412,000
		2,574,151
HOTELS, RESTAURANTS & LEISURE ― 0.3%
Harrah's Operating Escrow LLC/Harrah's Escrow Corp., 11.25%, 6/1/17(2)(4)	500,000	511,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13(2)	30,000	28,650
Mandalay Resort Group, 6.375%, 12/15/11(2)	75,000	63,187
McDonald's Corp., 5.35%, 3/1/18(2)	390,000	419,601
McDonald's Corp., 6.30%, 10/15/37(2)	530,000	616,912
MGM Mirage, 8.50%, 9/15/10(2)	565,000	550,875
MGM Mirage, 6.75%, 9/1/12(2)	350,000	280,875
MGM Mirage, 7.625%, 1/15/17(2)	125,000	90,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	227,500
Universal City Florida Holding Co. I/II, 8.375%, 5/1/10(2)	25,000	23,000
Yum! Brands, Inc., 5.30%, 9/15/19	620,000	625,972
Yum! Brands, Inc., 6.875%, 11/15/37(2)	530,000	576,946
		4,014,768
HOUSEHOLD DURABLES(3)
D.R. Horton, Inc., 5.625%, 9/15/14(2)	70,000	66,150
K Hovnanian Enterprises, Inc., 11.50%, 5/1/13(2)	125,000	121,563
KB Home, 6.375%, 8/15/11(2)	105,000	104,475
Meritage Homes Corp., 7.00%, 5/1/14(2)	155,000	137,175
Yankee Acquisition Corp., 8.50%, 2/15/15(2)	100,000	91,000
		520,363
HOUSEHOLD PRODUCTS(3)
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	540,000	613,240
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(3)
AES Corp. (The), 8.00%, 10/15/17(2)	325,000	312,812
RRI Energy, Inc., 7.625%, 6/15/14(2)	350,000	322,000
		634,812
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(2)	719,000	760,999
General Electric Co., 5.25%, 12/6/17(2)	550,000	562,475
		1,323,474
INSURANCE ― 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	439,811
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	400,000	384,500
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(2)(4)	125,000	111,875
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	495,000	509,663

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

MetLife, Inc., 6.75%, 6/1/16(2)	$ 500,000	$ 547,694
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	390,000	404,287
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	496,868
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	250,000	275,846
		3,170,544
IT SERVICES ― 0.1%
SunGard Data Systems, Inc., 9.125%, 8/15/13(2)	490,000	487,550
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	325,000	323,375
		810,925
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	530,000	556,691
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(2)	325,000	300,625
RSC Equipment Rental, Inc., 9.50%, 12/1/14(2)	300,000	270,000
SPX Corp., 7.625%, 12/15/14(2)	125,000	126,094
		1,253,410
MEDIA ― 0.6%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(4)	640,000	822,378
Cablevision Systems Corp., 8.00%, 4/15/12(2)	400,000	411,000
CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15(1)(6)	806,000	116,870
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	183,000
Cinemark USA, Inc., 8.625%, 6/15/19(2)(4)	150,000	152,250
Comcast Corp., 5.90%, 3/15/16(2)	490,000	523,365
Comcast Corp., 6.40%, 5/15/38(2)	470,000	500,575
Comcast Corp., 6.55%, 7/1/39(2)	500,000	543,447
CSC Holdings, Inc., 6.75%, 4/15/12(2)	315,000	318,150
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	650,000	555,750
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)(4)	750,000	787,500
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)(4)	250,000	248,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	125,000	125,000
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)	680,000	706,288
R.H. Donnelley, Inc., 11.75%, 5/15/15(1)(4)(6)	141,000	88,125
Rogers Cable, Inc., 7.875%, 5/1/12(2)	50,000	56,053
Rogers Cable, Inc., 6.25%, 6/15/13(2)	462,000	508,432
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	380,000	405,643
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	630,000	697,052
Time Warner, Inc., 5.50%, 11/15/11(2)	450,000	477,740
Time Warner, Inc., 7.625%, 4/15/31(2)	130,000	143,219
Time Warner, Inc., 7.70%, 5/1/32(2)	390,000	433,858
Virgin Media Finance plc, 9.50%, 8/15/16(2)	500,000	516,250
		9,320,695
METALS & MINING ― 0.2%
AK Steel Corp., 7.75%, 6/15/12(2)	150,000	150,563
ArcelorMittal, 6.125%, 6/1/18(2)	760,000	728,527
Barrick Gold Corp., 6.95%, 4/1/19	270,000	314,412
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	270,000	308,373
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	325,000	339,189
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	770,000	818,795
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(4)	444,000	427,338
		3,087,197
MULTI-UTILITIES ― 0.3%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	530,000	545,254

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	$ 680,000	$ 645,445
Dominion Resources, Inc., 4.75%, 12/15/10(2)	581,000	599,276
Dominion Resources, Inc., 6.40%, 6/15/18(2)	490,000	542,719
NSTAR Electric Co., 5.625%, 11/15/17(2)	430,000	468,124
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	970,000	1,004,947
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	367,000	390,364
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	490,000	560,782
Sempra Energy, 6.50%, 6/1/16(2)	260,000	286,318
Teco Finance, Inc., 6.75%, 5/1/15(2)	40,000	42,125
		5,085,354
MULTILINE RETAIL(3)
J.C. Penney Corp., Inc., 6.875%, 10/15/15(2)	25,000	24,687
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	395,000	377,218
		401,905
OIL, GAS & CONSUMABLE FUELS ― 0.8%
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	670,000	790,509
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	240,000	262,702
Bill Barrett Corp., 9.875%, 7/15/16(2)	250,000	261,250
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	530,000	555,911
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	123,125
Chesapeake Energy Corp., 7.50%, 6/15/14(2)	450,000	438,750
ConocoPhillips, 6.50%, 2/1/39(2)	870,000	1,009,477
El Paso Corp., 6.875%, 6/15/14(2)	300,000	294,149
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	210,000	220,888
Encore Acquisition Co., 9.50%, 5/1/16(2)	125,000	126,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	1,050,000	1,129,672
EOG Resources, Inc., 5.625%, 6/1/19(2)	380,000	417,234
Forest Oil Corp., 7.75%, 5/1/14(2)	550,000	539,687
Kerr-McGee Corp., 6.95%, 7/1/24(2)	70,000	72,454
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	510,000	561,808
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	200,000	221,175
Massey Energy Co., 6.875%, 12/15/13(2)	230,000	217,350
Nexen, Inc., 5.65%, 5/15/17(2)	390,000	390,493
Nexen, Inc., 6.40%, 5/15/37(2)	660,000	612,890
OPTI Canada, Inc., 7.875%, 12/15/14(2)	275,000	177,375
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	100,000	97,500
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	510,000	616,008
Range Resources Corp., 7.375%, 7/15/13(2)	275,000	273,625
Range Resources Corp., 6.375%, 3/15/15(2)	75,000	71,625
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	350,000	285,250
Shell International Finance BV, 6.375%, 12/15/38(2)	430,000	510,268
Williams Cos., Inc. (The), 8.125%, 3/15/12(2)	450,000	483,637
XTO Energy, Inc., 5.30%, 6/30/15(2)	770,000	814,939
XTO Energy, Inc., 6.50%, 12/15/18(2)	390,000	430,093
XTO Energy, Inc., 6.10%, 4/1/36(2)	612,000	651,815
		12,658,534
PAPER & FOREST PRODUCTS ― 0.1%
Boise Cascade LLC, 7.125%, 10/15/14(2)	269,000	181,911
Domtar Corp., 9.50%, 8/1/16(2)	250,000	252,500
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	550,000	536,250
Georgia-Pacific LLC, 7.125%, 1/15/17(2)(4)	175,000	168,875

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

International Paper Co., 9.375%, 5/15/19(2)	$ 640,000	$ 720,346
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	200,000	131,500
		1,991,382
PHARMACEUTICALS ― 0.2%
Abbott Laboratories, 5.875%, 5/15/16(2)	265,000	295,620
Abbott Laboratories, 5.60%, 11/30/17(2)	480,000	526,199
AstraZeneca plc, 5.40%, 9/15/12(2)	580,000	637,251
AstraZeneca plc, 5.90%, 9/15/17(2)	790,000	879,164
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	410,000	439,370
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	190,000	222,917
Wyeth, 5.95%, 4/1/37(2)	568,000	620,732
		3,621,253
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Host Hotels & Resorts LP, 7.00%, 8/15/12(2)	550,000	544,500
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	250,000	233,750
ProLogis, 7.625%, 8/15/14(2)	230,000	227,821
ProLogis, 5.625%, 11/15/16(2)	1,100,000	958,973
Simon Property Group LP, 6.75%, 5/15/14(2)	320,000	343,237
		2,308,281
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)(4)	100,000	104,500
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(2)	390,000	453,263
Norfolk Southern Corp., 5.90%, 6/15/19(2)	250,000	272,685
Union Pacific Corp., 5.75%, 11/15/17(2)	770,000	825,738
		1,551,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
STATS ChipPAC Ltd., 6.75%, 11/15/11(2)	53,000	53,199
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	571,000	583,876
Oracle Corp., 6.125%, 7/8/39(2)	580,000	653,654
		1,237,530
SPECIALTY RETAIL ― 0.2%
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(2)	250,000	235,625
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(2)	550,000	552,750
GSC Holdings Corp., 8.00%, 10/1/12(2)	470,000	478,225
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	180,000	173,819
Michaels Stores, Inc., 10.00%, 11/1/14(2)	275,000	264,000
Michaels Stores, Inc., 11.375%, 11/1/16(2)	125,000	108,125
Staples, Inc., 9.75%, 1/15/14(2)	570,000	669,723
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(4)	500,000	510,000
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	375,000	277,500
Visant Corp., 7.625%, 10/1/12(2)	56,000	56,560
		3,326,327
TEXTILES, APPAREL & LUXURY GOODS(3)
Perry Ellis International, Inc., 8.875%, 9/15/13(2)	575,000	508,875
Phillips-Van Heusen Corp., 7.25%, 2/15/11(2)	38,000	38,380
		547,255
THRIFTS & MORTGAGE FINANCE(3)
Compagnie de Financement Foncier, 1.25%, 12/1/11	47,000,000	504,353

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

TOBACCO(3)
Altria Group, Inc., 9.25%, 8/6/19(2)	$ 390,000	$ 471,500
TRADING COMPANIES & DISTRIBUTORS(3)
Ashtead Capital, Inc., 9.00%, 8/15/16(2)(4)	475,000	419,188
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Cello Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(4)	1,010,000	1,274,172
Cricket Communications, Inc., 9.375%, 11/1/14(2)	225,000	213,187
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	522,500
Rogers Communications, Inc., 6.80%, 8/15/18(2)	310,000	351,581
Syniverse Technologies, Inc., 7.75%, 8/15/13(2)	100,000	93,000
Vodafone Group plc, 5.45%, 6/10/19(2)	370,000	385,678
		2,840,118
TOTAL CORPORATE BONDS
(Cost $121,227,543)		126,273,373
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 7.6%
FHLMC, 6.50%, 12/1/12(2)	1,416	1,508
FHLMC, 7.00%, 6/1/14(2)	31,075	33,175
FHLMC, 6.50%, 6/1/16(2)	131,852	141,237
FHLMC, 6.50%, 6/1/16(2)	144,971	154,926
FHLMC, 4.50%, 1/1/19(2)	2,345,574	2,460,409
FHLMC, 5.00%, 10/1/19(2)	66,249	69,802
FHLMC, 5.00%, 11/1/19(2)	337,675	355,783
FHLMC, 5.50%, 11/1/19(2)	7,824	8,302
FHLMC, 5.50%, 11/1/19(2)	8,903	9,447
FHLMC, 5.50%, 11/1/19(2)	9,379	9,952
FHLMC, 5.50%, 11/1/19	11,504	12,207
FHLMC, 5.50%, 11/1/19(2)	12,690	13,465
FHLMC, 5.50%, 12/1/19(2)	10,175	10,797
FHLMC, 5.00%, 2/1/20(2)	5,824	6,118
FHLMC, 5.00%, 2/1/20(2)	13,139	13,803
FHLMC, 5.50%, 3/1/20(2)	12,120	12,789
FHLMC, 5.50%, 3/1/20(2)	18,732	19,765
FHLMC, 5.50%, 3/1/20(2)	37,733	39,815
FHLMC, 5.00%, 5/1/20(2)	7,711	8,101
FHLMC, 5.00%, 5/1/20(2)	23,669	24,865
FHLMC, 5.00%, 5/1/20(2)	42,957	45,126
FHLMC, 4.50%, 7/1/20(2)	236,293	245,646
FHLMC, 4.00%, 10/1/20(2)	80,428	81,375
FHLMC, 5.00%, 4/1/21(2)	8,752,588	9,194,593
FHLMC, 8.00%, 6/1/26(2)	2,053	2,328
FHLMC, 8.00%, 6/1/26(2)	2,870	3,256
FHLMC, 8.00%, 6/1/26(2)	8,705	9,873
FHLMC, 8.00%, 7/1/26(2)	1,618	1,835
FHLMC, 7.00%, 8/1/29(2)	8,345	9,165
FHLMC, 7.50%, 8/1/29(2)	24,304	27,197
FHLMC, 8.00%, 7/1/30(2)	45,366	51,416
FHLMC, 6.50%, 6/1/31(2)	98,393	105,840
FHLMC, 5.50%, 12/1/33(2)	1,158,162	1,213,287
FHLMC, 6.50%, 5/1/34(2)	39,707	42,513

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FHLMC, 5.50%, 6/1/35(2)	$ 151,760	$ 158,746
FHLMC, 5.00%, 9/1/35(2)	177,343	182,680
FHLMC, 5.50%, 10/1/35(2)	93,592	97,900
FHLMC, 5.50%, 10/1/35(2)	283,015	296,044
FHLMC, 5.00%, 11/1/35(2)	1,145,011	1,179,473
FHLMC, 6.50%, 3/1/36(2)	22,159	23,635
FHLMC, 6.50%, 3/1/36(2)	45,060	48,062
FHLMC, 5.50%, 1/1/38(2)	2,765,963	2,887,244
FHLMC, 6.00%, 11/1/38	9,737,841	10,269,261
FHLMC, 6.50%, 7/1/47(2)	361,227	383,317
FNMA, 6.00%, 5/1/11(2)	9,462	9,798
FNMA, 6.50%, 3/1/12(2)	16,131	17,218
FNMA, 6.50%, 4/1/12(2)	978	1,044
FNMA, 6.50%, 4/1/12(2)	2,123	2,266
FNMA, 6.50%, 4/1/12(2)	8,979	9,585
FNMA, 6.50%, 4/1/12(2)	24,191	25,822
FNMA, 6.00%, 12/1/13(2)	28,043	29,977
FNMA, 5.32%, 4/1/14(2)	115,675	124,375
FNMA, 6.00%, 4/1/14(2)	89,594	95,770
FNMA, 7.50%, 6/1/15(2)	20,735	22,545
FNMA, 5.17%, 1/1/16(2)	175,170	187,301
FNMA, 4.50%, 5/1/19(2)	2,905,034	3,039,089
FNMA, 4.00%, 6/1/19(2)	26,326	27,179
FNMA, 4.50%, 6/1/19(2)	257,678	269,569
FNMA, 4.50%, 12/1/19(2)	28,305	29,611
FNMA, 5.00%, 3/1/20(2)	45,663	47,997
FNMA, 5.00%, 3/1/20(2)	48,281	50,930
FNMA, 5.00%, 4/1/20(2)	36,998	38,890
FNMA, 5.00%, 5/1/20(2)	10,644	11,188
FNMA, 5.00%, 5/1/20(2)	54,177	56,947
FNMA, 5.00%, 7/1/20(2)	171,174	179,926
FNMA, 7.00%, 5/1/26(2)	5,570	6,126
FNMA, 7.00%, 6/1/26(2)	6,347	6,980
FNMA, 7.50%, 3/1/27(2)	20,494	22,844
FNMA, 6.50%, 4/1/29(2)	41,394	44,786
FNMA, 6.50%, 6/1/29(2)	32,259	34,902
FNMA, 6.50%, 6/1/29(2)	79,288	85,784
FNMA, 7.00%, 7/1/29(2)	28,259	31,129
FNMA, 7.00%, 7/1/29(2)	30,089	33,130
FNMA, 6.50%, 8/1/29(2)	90,431	97,840
FNMA, 7.00%, 3/1/30(2)	49,826	54,886
FNMA, 8.00%, 7/1/30(2)	39,867	45,110
FNMA, 7.50%, 9/1/30(2)	26,807	29,895
FNMA, 6.50%, 9/1/31(2)	212,149	229,266
FNMA, 7.00%, 9/1/31(2)	129,684	142,626
FNMA, 6.50%, 1/1/32(2)	79,775	86,161
FNMA, 7.00%, 6/1/32(2)	667,021	732,102
FNMA, 6.50%, 10/1/32(2)	386,681	417,397
FNMA, 5.50%, 6/1/33(2)	938,430	982,803
FNMA, 5.50%, 8/1/33(2)	2,563,749	2,684,976
FNMA, 5.00%, 11/1/33(2)	3,703,896	3,821,162

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 5.50%, 1/1/34(2)	$ 4,573,257	$ 4,791,000
FNMA, 5.50%, 9/1/34(2)	197,194	206,334
FNMA, 5.50%, 10/1/34(2)	199,919	209,185
FNMA, 6.00%, 10/1/34(2)	420,184	445,043
FNMA, 5.00%, 11/1/34(2)	876,478	903,680
FNMA, 5.50%, 3/1/35(2)	11,119	11,624
FNMA, 5.50%, 3/1/35(2)	16,994	17,766
FNMA, 5.50%, 3/1/35(2)	25,812	26,984
FNMA, 5.50%, 3/1/35(2)	84,476	88,312
FNMA, 5.50%, 3/1/35(2)	86,873	90,818
FNMA, 5.00%, 4/1/35(2)	113,921	117,350
FNMA, 6.00%, 5/1/35(2)	12,777	13,509
FNMA, 6.00%, 5/1/35(2)	92,466	97,763
FNMA, 6.00%, 6/1/35(2)	2,307	2,439
FNMA, 6.00%, 6/1/35(2)	46,018	48,654
FNMA, 6.00%, 6/1/35(2)	168,330	177,973
FNMA, 5.00%, 7/1/35(2)	390,180	401,923
FNMA, 5.50%, 7/1/35(2)	75,298	78,718
FNMA, 6.00%, 7/1/35(2)	25,342	26,794
FNMA, 6.00%, 7/1/35(2)	179,465	189,745
FNMA, 6.00%, 7/1/35(2)	239,795	253,532
FNMA, 5.50%, 8/1/35(2)	47,323	49,471
FNMA, 6.00%, 8/1/35(2)	23,012	24,330
FNMA, 4.50%, 9/1/35(2)	6,043,675	6,099,980
FNMA, 5.50%, 9/1/35(2)	2,970	3,105
FNMA, 5.50%, 9/1/35(2)	7,768	8,121
FNMA, 5.50%, 9/1/35(2)	60,784	63,544
FNMA, 5.50%, 9/1/35(2)	185,721	194,155
FNMA, 5.50%, 9/1/35(2)	366,297	382,930
FNMA, 5.00%, 10/1/35(2)	54,513	56,154
FNMA, 5.50%, 10/1/35(2)	1,078,152	1,127,111
FNMA, 6.00%, 10/1/35(2)	133,605	141,259
FNMA, 5.50%, 11/1/35(2)	495,850	518,367
FNMA, 6.00%, 11/1/35(2)	229,253	242,386
FNMA, 6.50%, 11/1/35(2)	16,888	18,118
FNMA, 6.50%, 11/1/35(2)	33,695	36,150
FNMA, 6.50%, 12/1/35(2)	103,981	111,558
FNMA, 6.50%, 4/1/36(2)	64,807	69,469
FNMA, 6.00%, 8/1/36(2)	323,580	341,611
FNMA, 5.00%, 10/1/36(2)	3,896,325	4,008,725
FNMA, 5.50%, 1/1/37	17,960,707	18,776,306
FNMA, 5.50%, 2/1/37(2)	3,251,998	3,394,591
FNMA, 6.00%, 5/1/37(2)	234,975	247,775
FNMA, 6.00%, 7/1/37(2)	89,147	94,003
FNMA, 6.50%, 8/1/37(2)	6,355,639	6,786,010
FNMA, 6.50%, 6/1/47(2)	268,217	286,128
FNMA, 6.50%, 8/1/47(2)	719,209	767,236
FNMA, 6.50%, 8/1/47(2)	918,661	980,007
FNMA, 6.50%, 9/1/47(2)	111,362	118,799
FNMA, 6.50%, 9/1/47(2)	875,937	934,430
FNMA, 6.50%, 9/1/47(2)	1,076,292	1,148,164

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 9/1/47(2)	$ 2,368,133	$ 2,526,270
GNMA, 9.00%, 4/20/25(2)	2,738	3,150
GNMA, 7.50%, 10/15/25(2)	5,992	6,704
GNMA, 6.00%, 4/15/26(2)	1,654	1,760
GNMA, 6.00%, 4/15/26(2)	2,819	2,999
GNMA, 7.50%, 6/15/26(2)	5,061	5,666
GNMA, 7.00%, 12/15/27(2)	39,692	43,706
GNMA, 7.50%, 12/15/27(2)	44,666	50,032
GNMA, 6.50%, 1/15/28(2)	38,004	41,137
GNMA, 6.50%, 3/15/28(2)	13,873	15,017
GNMA, 6.00%, 5/15/28(2)	62,229	66,294
GNMA, 6.00%, 5/15/28(2)	92,459	98,499
GNMA, 6.50%, 5/15/28(2)	7,805	8,449
GNMA, 7.00%, 5/15/31(2)	95,770	105,725
GNMA, 5.50%, 4/15/32(2)	73,813	77,696
GNMA, 5.50%, 11/15/32(2)	601,338	632,979
GNMA, 6.50%, 10/15/38(2)	12,568,087	13,376,175
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $110,717,125)		116,124,407
COMMERCIAL PAPER(8) ― 2.4%
BASF SE, 0.70%, 9/25/09(2)(4)	3,900,000	3,899,380
Catholic Health Initiatives, 0.95%, 2/4/10(2)	3,900,000	3,900,000
Govco LLC, 0.80%, 12/21/09(2)(4)	3,900,000	3,892,434
Honeywell International, Inc., 0.96%, 12/7/09(2)(4)	3,900,000	3,896,256
Legacy Capital LLC, 0.55%, 9/8/09(2)(4)	3,500,000	3,499,545
Lexington Parker Capital, 0.55%, 9/1/09(2)(4)	3,500,000	3,499,930
Lower Colorado River Auth., 1.15%, 12/4/09(2)	3,700,000	3,706,734
Microsoft Corp., 0.13%, 9/2/09(2)(4)	1,500,000	1,499,985
Oakland-Alameda County, 0.38%, 10/20/09(2)	3,900,000	3,900,000
Regents of University of California, 0.30%, 10/8/09(2)	3,500,000	3,498,845
Shell International Finance BV, 0.23%, 9/24/09(2)(4)	1,300,000	1,299,831
TOTAL COMMERCIAL PAPER
(Cost $36,476,927)		36,492,940
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.7%
FNMA, 2.75%, 3/13/14(2)	10,000,000	10,124,330
GOVERNMENT-BACKED CORPORATE BONDS(9) ― 1.1%
Bank of America Corp., VRN, 0.79%, 10/30/09(2)	3,900,000	3,936,991
Citigroup Funding, Inc., VRN, 0.82%, 10/30/09(2)	3,900,000	3,939,051
KeyCorp, VRN, 1.28%, 9/15/09(2)	2,000,000	2,022,492
Morgan Stanley, VRN, 0.96%, 9/21/09(2)	3,900,000	3,946,418
State Street Bank and Trust Co., 1.85%, 3/15/11(2)	4,000,000	4,065,140
		17,910,092
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $27,685,471)		28,034,422

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

SOVEREIGN GOVERNMENTS & AGENCIES ― 1.6%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	USD	430,000	$ 446,125
Development Bank of Japan, 2.30%, 3/19/26	JPY	20,000,000	217,437
European Investment Bank, 4.75%, 6/6/12	GBP	180,000	311,597
European Investment Bank, 5.375%, 10/15/12	EUR	670,000	1,056,517
German Federal Republic, 3.50%, 1/4/16	EUR	940,000	1,404,863
German Federal Republic, 3.75%, 1/4/19	EUR	1,390,000	2,077,529
German Federal Republic, 5.625%, 1/4/28	EUR	330,000	572,558
German Federal Republic, 4.75%, 7/4/34	EUR	220,000	348,776
German Federal Republic, 4.25%, 7/4/39	EUR	120,000	180,778
Government of Canada, 3.75%, 6/1/12	CAD	380,000	365,494
Government of Canada, 5.00%, 6/1/14	CAD	490,000	497,470
Government of Canada, 5.75%, 6/1/33	CAD	270,000	312,070
Government of Finland, 4.25%, 9/15/12	EUR	260,000	397,206
Government of Finland, 3.125%, 9/15/14	EUR	340,000	498,071
Government of France, 4.00%, 4/25/14	EUR	250,000	381,573
Government of France, 3.25%, 4/25/16	EUR	100,000	145,801
Government of France, 4.25%, 4/25/19	EUR	230,000	350,223
Government of France, 5.50%, 4/25/29	EUR	110,000	187,013
Government of France, 4.75%, 4/25/35	EUR	110,000	173,418
Government of Japan, 1.20%, 3/20/12	JPY	97,000,000	1,066,390
Government of Japan, 1.20%, 6/20/15	JPY	40,200,000	443,068
Government of Japan, 1.80%, 6/20/18	JPY	27,000,000	305,786
Government of Japan, 1.50%, 9/20/18	JPY	45,300,000	499,621
Government of Japan, 2.10%, 12/20/26	JPY	29,100,000	318,025
Government of Japan, 2.40%, 3/20/37	JPY	18,800,000	209,765
Government of Spain, 5.40%, 7/30/11	EUR	200,000	307,682
Government of Spain, 4.25%, 1/31/14	EUR	270,000	413,624
Government of Spain, 4.90%, 7/30/40	EUR	200,000	308,866
Government of Sweden, 5.25%, 3/15/11	SEK	1,710,000	255,835
Government of Sweden, 5.50%, 10/8/12	SEK	2,270,000	350,361
Government of Sweden, 6.75%, 5/5/14	SEK	2,230,000	368,594
Government of United Kingdom, 5.00%, 3/7/12	GBP	440,000	772,999
Government of United Kingdom, 4.00%, 9/7/16	GBP	140,000	242,879
Government of United Kingdom, 4.50%, 3/7/19	GBP	210,000	367,738
Government of United Kingdom, 8.00%, 6/7/21	GBP	50,000	115,348
Government of United Kingdom, 4.25%, 6/7/32	GBP	190,000	321,174
Government of United Kingdom, 4.25%, 3/7/36	GBP	220,000	365,675
Government of United Kingdom, 4.50%, 12/7/42	GBP	460,000	798,687
Hydro Quebec, 8.40%, 1/15/22(2)	USD	130,000	161,783
Kingdom of Belgium, 4.00%, 3/28/18	EUR	580,000	857,031
Kingdom of Belgium, 5.00%, 3/28/35	EUR	120,000	189,073
Kingdom of Denmark, 5.00%, 11/15/13	DKK	3,080,000	647,306
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	460,000	706,357
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	130,000	196,826
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	240,000	340,052
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	210,000	172,509
Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19	EUR	120,000	184,050
Republic of Austria, 4.15%, 3/15/37(4)	EUR	100,000	138,532
Republic of Italy, 5.25%, 8/1/17	EUR	760,000	1,218,007
Republic of Italy, 5.00%, 8/1/34	EUR	300,000	436,922

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Republic of Italy, 4.00%, 2/1/37	EUR	200,000	$ 249,728
United Mexican States, 5.95%, 3/19/19(2)	USD	500,000	510,500
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $23,627,898)			23,765,312
MUNICIPAL SECURITIES ― 1.0%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)		$ 5,000,000	5,466,900
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.45%, 9/3/09 (LOC: Bank of America N.A.)(2)		3,900,000	3,900,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)		1,150,000	1,045,695
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)		700,000	863,254
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)		370,000	383,157
Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 0.34%, 9/2/09 (LOC: FNMA)(2)		2,010,000	2,010,000
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)		680,000	700,849
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)		460,000	480,438
TOTAL MUNICIPAL SECURITIES
(Cost $14,135,699)			14,850,293
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)		1,595,376	1,318,785
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)		1,115,249	915,052
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)		52,943	49,635
			2,283,472
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.6%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)		2,650,000	2,749,342
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)		5,966,000	6,256,945
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.67%, 9/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)		592,096	585,708
			9,591,995
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,551,545)			11,875,467

COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 0.5%
Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.42%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(4)	1,083,924	928,863
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.38%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(4)	1,211,034	991,138
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.37%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(4)	119,470	118,646
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.45%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	2,086,988	1,509,788

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.37%, 9/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	$ 574,095	$ 472,514
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	3,020,468	3,055,975
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)	1,540,711	1,168,297
Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(2)(4)	37,990	37,850
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,657,617)		8,283,071
ASSET-BACKED SECURITIES(7) ― 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4, 5.17%, 8/1/19(2)	130,000	136,390
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	1,292,239	1,304,287
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.49%, 10/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	280,742	280,456
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 0.51%, 10/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	124,775	124,767
TOTAL ASSET-BACKED SECURITIES
(Cost $1,827,705)		1,845,900
PREFERRED STOCKS(3)
CONSUMER FINANCE(3)
Preferred Blocker, Inc. (GMAC LLC), 7.00%, 12/31/11(4)(10)
(Cost $70,945)	77	35,826
TEMPORARY CASH INVESTMENTS ― 2.4%
FHLB Discount Notes, 0.30%, 11/13/09(2)(8)	4,000,000	3,999,068
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	33,054,744	33,054,744
U.S. Treasury Bills, 0.10%, 10/22/09(2)(8)	50,000	49,993
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $37,102,304)		37,103,805
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $4,860,000)	4,860,000	4,860,000
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $1,354,885,972)	1,521,438,863
OTHER ASSETS AND LIABILITIES — 0.6%	8,753,888
TOTAL NET ASSETS — 100.0%	$1,530,192,751

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
175,000	AUD for USD	10/30/09	$ 147,235	$(1,167)
141,000	CAD for USD	10/30/09	128,808	1,989
1,530,000	DKK for USD	10/30/09	294,331	(909)
625,000	EUR for USD	10/30/09	896,000	(1,487)
143,000	GBP for USD	10/30/09	232,783	1,238
47,716,293	JPY for USD	10/30/09	513,012	(4,448)
4,605,000	SEK for USD	10/30/09	647,068	4,740
			$2,859,237	$ (44)
(Value on Settlement Date $2,859,193)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
595,000	AUD for USD	10/30/09	$ 500,597	$ 4,825
20,000	CAD for USD	10/30/09	18,271	(267)
220,000	DKK for USD	10/30/09	42,322	6
3,275,000	EUR for USD	10/30/09	4,695,040	15,042
326,000	GBP for USD	10/30/09	530,679	(3,850)
123,400,000	JPY for USD	10/30/09	1,326,711	20,185
1,850,000	NOK for USD	10/30/09	306,910	322
22,200	NZD for USD	10/30/09	15,179	30
			$7,435,709	$36,293
(Value on Settlement Date $7,399,416)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
65	S&P 500 E-Mini Futures	September 2009	$3,314,025	$322,144
10	Euro-Schatz 2-Year Bond Futures	December 2009	1,544,991	1,414
			$4,859,016	$323,558

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$5,800,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$140,494

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EAFE	-	Europe, Australasia, and Far East
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,454,000.
(3)	Category is less than 0.05% of total net assets.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $37,785,128, which represented 2.5% of total net assets.

(5)	When-issued security.
(6)	Security is in default.
(7)	Final maturity indicated, unless otherwise noted.
(8)	The rate indicated is the yield to maturity at purchase.
(9)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(10)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of  purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$687,108,363	–	–
Foreign Common Stocks	62,368,931	$215,855,130	–
U.S. Treasury Securities	–	146,561,623	–
Corporate Bonds	–	126,273,373	–
U.S. Government Agency Mortgage-Backed Securities	–	116,124,407	–
Commercial Paper	–	36,492,940	–
U.S. Government Agency Securities and Equivalents	–	28,034,422	–
Sovereign Governments & Agencies	–	23,765,312	–
Municipal Securities	–	14,850,293	–
Collateralized Mortgage Obligations	–	11,875,467	–
Commercial Mortgage-Backed Securities	–	8,283,071	–
Asset-Backed Securities	–	1,845,900	–
Preferred Stocks	–	35,826	–
Temporary Cash Investments	37,914,744	4,049,061	–
Total Value of Investment Securities	$787,392,038	$734,046,825	–

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 36,249	–
Futures Contracts	$322,144	1,414	–
Swap Agreements	–	140,494	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$322,144	$178,157	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,428,985,186
Gross tax appreciation of investments	$ 126,972,769
Gross tax depreciation of investments	(34,519,092)
Net tax appreciation (depreciation) of investments	$ 92,453,677

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

August 31, 2009

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 77.6%

AEROSPACE & DEFENSE ― 1.2%
Alliant Techsystems, Inc.(1)	3,546	$ 274,035
BE Aerospace, Inc.(1)	41,400	709,182
Boeing Co. (The)	2,419	120,152
General Dynamics Corp.	10,389	614,925
Goodrich Corp.	16,841	928,950
Honeywell International, Inc.	51,552	1,895,051
L-3 Communications Holdings, Inc.	3,542	263,525
Northrop Grumman Corp.	31,969	1,560,407
Precision Castparts Corp.	7,800	711,984
Raytheon Co.	59,368	2,800,982
Rockwell Collins, Inc.	16,900	778,076
Rolls-Royce Group plc(1)	59,410	435,635
		11,092,904
AIR FREIGHT & LOGISTICS ― 0.4%
C.H. Robinson Worldwide, Inc.	2,948	165,854
FedEx Corp.	4,603	316,272
Glovis Co. Ltd.	4,796	399,379
United Parcel Service, Inc., Class B	44,609	2,384,797
		3,266,302
AIRLINES ― 0.1%
Copa Holdings SA, Class A	566	23,642
Ryanair Holdings plc ADR(1)	24,774	678,560
Southwest Airlines Co.	45,159	369,400
Turk Hava Yollari AO	125,728	241,382
		1,312,984
AUTO COMPONENTS ― 0.8%
Aisin Seiki Co. Ltd.	9,300	232,875
Autoliv, Inc.	49,420	1,584,899
BorgWarner, Inc.	53,200	1,578,444
Cie Generale des Etablissements Michelin, Class B	8,880	668,217
Gentex Corp.	23,431	341,858
Hankook Tire Co. Ltd.	35,770	635,835
Hyundai Mobis	4,994	529,830
Magna International, Inc., Class A	4,019	183,709
Tenneco, Inc.(1)	37,700	591,890
TRW Automotive Holdings Corp.(1)	28,809	508,479
WABCO Holdings, Inc.	19,248	367,059
		7,223,095
AUTOMOBILES ― 0.8%
Daimler AG	10,360	468,287
Hero Honda Motors Ltd.	11,760	363,867
Honda Motor Co. Ltd.	65,600	2,069,167
Hyundai Motor Co.	25,953	2,202,753
Maruti Suzuki India Ltd.	17,865	526,071
PT Astra International Tbk	65,500	195,915
Tofas Turk Otomobil Fabrikasi AS	199,678	500,493

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Toyota Motor Corp.	16,400	$ 703,235
		7,029,788
BEVERAGES ― 1.3%
Anheuser-Busch InBev NV	34,849	1,504,531
Coca-Cola Co. (The)	131,680	6,422,034
Coca-Cola Enterprises, Inc.	35,497	717,394
PepsiCo, Inc.	60,769	3,443,779
		12,087,738
BIOTECHNOLOGY ― 1.2%
Actelion Ltd.(1)	3,250	187,530
Alexion Pharmaceuticals, Inc.(1)	50,500	2,279,570
Amgen, Inc.(1)	88,972	5,315,187
Biogen Idec, Inc.(1)	3,011	151,183
CSL Ltd.	22,860	622,338
Gilead Sciences, Inc.(1)	47,387	2,135,258
Isis Pharmaceuticals, Inc.(1)	5,630	90,868
Vertex Pharmaceuticals, Inc.(1)	12,900	482,589
		11,264,523
BUILDING PRODUCTS ― 0.1%
Asahi Glass Co. Ltd.	60,000	522,300
Daikin Industries Ltd.	9,700	341,923
Masco Corp.	17,362	251,402
		1,115,625
CAPITAL MARKETS ― 3.0%
AllianceBernstein Holding LP	23,706	537,889
Ameriprise Financial, Inc.	43,095	1,294,143
Bank of New York Mellon Corp. (The)	74,707	2,212,074
BlackRock, Inc.	2,233	445,640
Blackstone Group LP (The)	29,834	384,560
Credit Suisse Group AG	25,390	1,293,598
Federated Investors, Inc., Class B	11,135	292,294
Fortress Investment Group LLC, Class A(1)	61,211	277,286
Goldman Sachs Group, Inc. (The)	24,367	4,031,764
Janus Capital Group, Inc.	229,700	2,921,784
Jefferies Group, Inc.(1)	116,500	2,756,390
Julius Baer Holding AG	21,700	1,103,546
Knight Capital Group, Inc., Class A(1)	368	7,404
Lazard Ltd., Class A	67,000	2,604,290
Legg Mason, Inc.	56,092	1,613,206
Man Group plc	72,455	313,912
Morgan Stanley	130,033	3,765,756
Northern Trust Corp.	5,421	316,912
State Street Corp.	2,261	118,657
TD Ameritrade Holding Corp.(1)	13,315	256,180
Waddell & Reed Financial, Inc., Class A	36,400	965,692
		27,512,977
CHEMICALS ― 1.6%
Air Liquide SA	6,580	702,293
Akzo Nobel NV	9,470	536,328
BASF SE	28,800	1,502,459
Celanese Corp., Series A	145,405	3,703,465

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

CF Industries Holdings, Inc.	18,220	$ 1,487,845
E.I. du Pont de Nemours & Co.	44,122	1,408,815
International Flavors & Fragrances, Inc.	5,371	191,315
Minerals Technologies, Inc.	671	30,088
Monsanto Co.	14,058	1,179,185
Mosaic Co. (The)	4,603	223,107
OM Group, Inc.(1)	4,981	135,533
PPG Industries, Inc.	15,100	836,540
Scotts Miracle-Gro Co. (The), Class A	16,100	655,109
Syngenta AG	4,610	1,084,040
Taiwan Fertilizer Co. Ltd.	118,000	341,993
Terra Industries, Inc.	14,523	451,811
		14,469,926
COMMERCIAL BANKS ― 4.0%
Axis Bank Ltd.	23,560	436,843
Banco Bilbao Vizcaya Argentaria SA	33,630	597,346
Banco Santander SA	178,112	2,741,090
Bank of China Ltd. H Shares	382,000	185,814
Bank of Montreal	3,137	151,266
Barclays plc(1)	325,129	1,992,803
BNP Paribas	25,210	2,030,043
Bumiputra-Commerce Holdings Bhd	157,100	441,221
Canadian Imperial Bank of Commerce	443	25,893
Commerce Bancshares, Inc.	5,771	211,969
Commonwealth Bank of Australia	24,950	970,036
Credicorp Ltd.	3,781	270,039
Fifth Third Bancorp.	62,100	679,374
Grupo Financiero Banorte SAB de CV	115,359	340,265
HDFC Bank Ltd.	20,816	627,145
HSBC Holdings plc	162,707	1,725,644
ICICI Bank Ltd.	28,604	440,059
Industrial & Commercial Bank of China Ltd. H Shares	1,956,000	1,335,050
Itau Unibanco Holding SA Preference Shares	134,951	2,260,521
Kasikornbank PCL	175,100	388,711
Kasikornbank PCL NVDR	13,300	28,352
Mitsubishi UFJ Financial Group, Inc.	137,200	875,839
National Bank of Greece SA(1)	69,304	2,170,890
OTP Bank plc(1)	32,338	834,237
PNC Financial Services Group, Inc.	11,500	489,785
PT Bank Rakyat Indonesia	1,377,000	1,038,214
Sberbank of Russian Federation	581,559	862,452
Shinhan Financial Group Co. Ltd.(1)	13,870	455,337
Standard Bank Group Ltd.	24,386	315,032
Standard Chartered plc	15,970	362,479
Toronto-Dominion Bank (The)	9,920	611,866
Turkiye Garanti Bankasi AS(1)	551,848	2,041,701
U.S. Bancorp.	70,400	1,592,448
UniCredit SpA(1)	392,300	1,421,469
United Overseas Bank Ltd.	36,000	417,225
Valley National Bancorp.	2,444	28,497

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wells Fargo & Co.	202,018	$ 5,559,535
		36,956,490
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Avery Dennison Corp.	12,588	388,969
Pitney Bowes, Inc.	23,568	526,745
R.R. Donnelley & Sons Co.	20,600	367,504
Republic Services, Inc.	13,203	338,129
Tetra Tech, Inc.(1)	30,700	906,878
Waste Management, Inc.	29,460	881,738
		3,409,963
COMMUNICATIONS EQUIPMENT ― 1.8%
Alcatel-Lucent ADR(1)	193,600	726,000
Arris Group, Inc.(1)	49,100	651,066
Cisco Systems, Inc.(1)	257,864	5,569,862
CommScope, Inc.(1)	37,100	1,000,216
F5 Networks, Inc.(1)	25,200	869,148
Nokia Oyj ADR	23,247	325,691
Plantronics, Inc.	5,596	133,688
Polycom, Inc.(1)	7,347	173,316
QUALCOMM, Inc.	104,876	4,868,344
Research In Motion Ltd.(1)	23,022	1,681,987
Tellabs, Inc.(1)	118,441	750,916
		16,750,234
COMPUTERS & PERIPHERALS ― 2.5%
Acer, Inc.	88,000	200,507
Apple, Inc.(1)(2)	43,589	7,332,106
Catcher Technology Co. Ltd.	121,000	312,457
Diebold, Inc.	13,422	404,942
EMC Corp.(1)	148,118	2,355,076
Hewlett-Packard Co.	73,576	3,302,827
NCR Corp.(1)	16,954	225,997
NetApp, Inc.(1)	43,000	978,250
QLogic Corp.(1)	65,708	1,038,843
Seagate Technology	115,376	1,597,958
STEC, Inc.(1)	28,765	1,165,845
Western Digital Corp.(1)	65,353	2,240,301
Wistron Corp.	773,598	1,499,417
		22,654,526
CONSTRUCTION & ENGINEERING ― 0.9%
AECOM Technology Corp.(1)	82,783	2,269,082
EMCOR Group, Inc.(1)	6,949	161,008
Fluor Corp.	11,302	597,876
Foster Wheeler AG(1)	7,132	206,472
Larsen & Toubro Ltd.	9,700	311,403
Quanta Services, Inc.(1)	103,277	2,284,487
Samsung Engineering Co. Ltd.	3,420	222,359
Shaw Group, Inc. (The)(1)	24,695	724,304
URS Corp.(1)	29,829	1,289,508
		8,066,499
CONSTRUCTION MATERIALS ― 0.2%
China National Building Material Co. Ltd. H Shares	72,000	152,166

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

CRH plc	27,443	$ 704,227
Grasim Industries Ltd.	5,806	323,474
Holcim Ltd.(1)	3,540	238,697
		1,418,564
CONSUMER FINANCE ― 0.3%
American Express Co.	54,300	1,836,426
Discover Financial Services	3,959	54,436
ORIX Corp.	13,790	1,059,629
		2,950,491
CONTAINERS & PACKAGING ― 0.4%
Bemis Co., Inc.	19,053	506,619
Crown Holdings, Inc.(1)	76,964	1,911,016
Pactiv Corp.(1)	42,805	1,063,704
Rock-Tenn Co., Class A	6,336	324,974
Sonoco Products Co.	2,518	65,317
		3,871,630
DISTRIBUTORS ― 0.2%
Genuine Parts Co.	19,587	725,502
Li & Fung Ltd.	216,000	717,636
		1,443,138
DIVERSIFIED ― 0.5%
iShares MSCI EAFE Index Fund	14,900	784,932
iShares MSCI Emerging Markets Index Fund	19,910	703,022
iShares MSCI Japan Index Fund	153,980	1,573,675
iShares Russell 1000 Growth Index Fund	4,200	187,572
iShares Russell 3000 Value Index Fund	4,362	306,387
Nomura ETF - Nikkei 225 Exchange Traded Fund	9,010	1,017,680
		4,573,268
DIVERSIFIED CONSUMER SERVICES ― 0.2%
Benesse Corp.	12,000	589,360
H&R Block, Inc.	58,585	1,012,349
		1,601,709
DIVERSIFIED FINANCIAL SERVICES ― 2.1%
Bank of America Corp.	277,684	4,884,462
BM&FBOVESPA SA	94,300	582,401
Citigroup, Inc.	104,011	520,055
CME Group, Inc.	3,280	954,611
Deutsche Boerse AG	7,110	542,772
IntercontinentalExchange, Inc.(1)	21,137	1,982,651
JPMorgan Chase & Co.	178,063	7,738,618
McGraw-Hill Cos., Inc. (The)	14,863	499,545
Moody's Corp.	44,400	1,209,456
		18,914,571
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
AT&T, Inc.	294,075	7,660,654
BCE, Inc.	8,736	214,659
CenturyTel, Inc.	11,229	361,911
Global Village Telecom Holding SA(1)	28,000	499,178
Koninklijke KPN NV	19,930	306,002
Telefonica SA	56,800	1,432,327
Verizon Communications, Inc.	104,821	3,253,644

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Vimpel-Communications ADR(1)	53,605	$ 827,661
Windstream Corp.	1,776	15,220
		14,571,256
ELECTRIC UTILITIES ― 0.9%
American Electric Power Co., Inc.	4,582	144,012
CEZ AS	17,450	911,471
Entergy Corp.	8,810	695,990
Exelon Corp.	27,861	1,393,607
FPL Group, Inc.	25,947	1,457,703
IDACORP, Inc.	22,850	650,768
PPL Corp.	30,400	893,760
Scottish & Southern Energy plc	46,584	846,566
Southern Co.	5,134	160,181
Westar Energy, Inc.	45,316	929,884
		8,083,942
ELECTRICAL EQUIPMENT ― 0.7%
ABB Ltd.(1)	39,330	754,732
Bharat Heavy Electricals Ltd.	9,792	463,177
China High Speed Transmission Equipment Group Co. Ltd.	246,000	530,694
Cooper Industries Ltd., Class A	10,197	328,853
Emerson Electric Co.	8,370	308,602
GrafTech International Ltd.(1)	25,610	364,430
Hubbell, Inc., Class B	19,463	748,742
JA Solar Holdings Co. Ltd. ADR(1)	91,500	325,740
Legrand SA	16,600	407,418
Mitsubishi Electric Corp.	72,000	535,454
Rockwell Automation, Inc.	3,565	149,195
Suntech Power Holdings Co. Ltd. ADR(1)	41,600	591,136
Vestas Wind Systems A/S(1)	13,295	953,841
Zhuzhou CSR Times Electric Co. Ltd. H Shares	196,000	333,813
		6,795,827
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.2%
Arrow Electronics, Inc.(1)	11,950	330,298
AU Optronics Corp.	509,180	513,565
AU Optronics Corp. ADR	67,042	661,036
BYD Co. Ltd. H Shares(1)	46,000	288,448
Celestica, Inc., Series A(1)	73,284	622,914
Corning, Inc.	140,700	2,121,756
Hon Hai Precision Industry Co. Ltd.	409,235	1,380,010
HOYA Corp.	33,500	756,045
LG Display Co., Ltd. ADR	41,513	601,108
Molex, Inc.	40,410	735,866
Murata Manufacturing Co. Ltd.	17,800	841,698
Nidec Corp.	18,100	1,301,333
Tech Data Corp.(1)	823	31,356
Tyco Electronics Ltd.	18,851	430,180
		10,615,613
ENERGY EQUIPMENT & SERVICES ― 1.6%
Aban Offshore Ltd.	6,049	202,222
AMEC plc	42,360	517,567

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Atwood Oceanics, Inc.(1)	47,100	$ 1,341,408
Baker Hughes, Inc.	14,853	511,686
BJ Services Co.	24,397	391,816
Cameron International Corp.(1)	46,300	1,653,373
Diamond Offshore Drilling, Inc.	7,298	652,587
ENSCO International, Inc.	10,982	405,236
Halliburton Co.	24,755	586,941
Helmerich & Payne, Inc.	1,742	58,287
National Oilwell Varco, Inc.(1)	33,169	1,205,693
Noble Corp.	1,127	39,479
Oceaneering International, Inc.(1)	18,300	954,711
Oil States International, Inc.(1)	7,583	223,471
Saipem SpA	71,052	1,901,729
Schlumberger Ltd.	48,932	2,749,978
Seadrill Ltd.	41,880	744,676
Smith International, Inc.	3,400	93,738
Transocean Ltd.(1)	9,240	700,762
		14,935,360
FOOD & STAPLES RETAILING ― 1.6%
Carrefour SA	11,990	564,568
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	15,500	379,214
Costco Wholesale Corp.	3,942	200,963
CP ALL PCL	601,600	298,943
Koninklijke Ahold NV	56,040	656,450
Kroger Co. (The)	32,946	711,304
SUPERVALU, INC.	12,712	182,417
SYSCO Corp.	57,062	1,454,510
Tesco plc	231,580	1,417,870
Walgreen Co.	73,700	2,496,956
Wal-Mart de Mexico SAB de CV	122,782	434,059
Wal-Mart Stores, Inc.	100,460	5,110,400
Wesfarmers Ltd.	38,960	827,506
		14,735,160
FOOD PRODUCTS ― 1.6%
Archer-Daniels-Midland Co.	39,858	1,149,106
Cadbury plc	30,700	289,448
Campbell Soup Co.	8,043	252,228
ConAgra Foods, Inc.	58,937	1,209,977
Danone SA	7,112	386,725
Dean Foods Co.(1)	7,037	127,651
General Mills, Inc.	25,927	1,548,620
Green Mountain Coffee Roasters, Inc.(1)	10,200	613,938
H.J. Heinz Co.	10,113	389,351
Hershey Co. (The)	333	13,064
J.M. Smucker Co. (The)	6,094	318,533
Kellogg Co.	32,993	1,553,640
Kraft Foods, Inc., Class A	50,760	1,439,046
Lancaster Colony Corp.	1,831	92,026
Nestle SA	62,970	2,615,375
Unilever NV CVA	16,433	459,270
Unilever NV New York Shares	28,800	804,384

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wilmar International Ltd.	129,000	$ 585,489
Wimm-Bill-Dann Foods OJSC ADR(1)	7,344	464,949
		14,312,820
GAS UTILITIES ― 0.2%
New Jersey Resources Corp.	2,664	97,902
PT Perusahaan Gas Negara	2,191,000	755,330
Southwest Gas Corp.	12,166	296,242
UGI Corp.	3,263	83,239
WGL Holdings, Inc.	12,091	399,003
		1,631,716
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.2%
Alcon, Inc.	2,500	323,675
Baxter International, Inc.	39,740	2,262,001
Beckman Coulter, Inc.	8,177	553,746
Becton, Dickinson & Co.	9,834	684,643
Boston Scientific Corp.(1)	74,139	871,133
C.R. Bard, Inc.	12,558	1,011,924
Covidien plc	26,700	1,056,519
Edwards Lifesciences Corp.(1)	10,900	674,492
Gen-Probe, Inc.(1)	11,875	457,781
Hospira, Inc.(1)	1,072	41,904
Intuitive Surgical, Inc.(1)	3,902	869,014
Medtronic, Inc.	17,095	654,739
St. Jude Medical, Inc.(1)	6,903	266,042
STERIS Corp.	9,829	285,238
Terumo Corp.	6,800	358,087
Zimmer Holdings, Inc.(1)	9,338	442,154
		10,813,092
HEALTH CARE PROVIDERS & SERVICES ― 1.4%
Aetna, Inc.	11,300	322,050
Cardinal Health, Inc.	6,368	220,205
Coventry Health Care, Inc.(1)	3,022	65,970
Express Scripts, Inc.(1)	72,439	5,231,545
Fresenius Medical Care AG & Co. KGaA	17,680	794,345
Health Management Associates, Inc., Class A(1)	96,900	669,579
Humana, Inc.(1)	17,089	610,077
LifePoint Hospitals, Inc.(1)	9,219	231,673
Magellan Health Services, Inc.(1)	4,395	141,036
Medco Health Solutions, Inc.(1)	30,909	1,706,795
Quest Diagnostics, Inc.	8,398	453,156
Tenet Healthcare Corp.(1)	153,700	716,242
UnitedHealth Group, Inc.	21,500	602,000
WellCare Health Plans, Inc.(1)	9,313	226,027
WellPoint, Inc.(1)	7,500	396,375
		12,387,075
HEALTH CARE TECHNOLOGY ― 0.1%
Allscripts-Misys Healthcare Solutions, Inc.	54,900	815,265

HOTELS, RESTAURANTS & LEISURE ― 1.5%
Bally Technologies, Inc.(1)	16,600	671,138
Boyd Gaming Corp.(1)	43,200	444,096

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Carnival plc	23,400	$ 714,898
Chipotle Mexican Grill, Inc., Class A(1)	8,000	671,040
Compass Group plc	125,900	669,462
Ctrip.com International Ltd. ADR(1)	39,072	1,912,184
Darden Restaurants, Inc.	6,600	217,338
Intercontinental Hotels Group plc	34,620	429,348
International Game Technology	64,600	1,351,432
International Speedway Corp., Class A	20,287	564,181
Las Vegas Sands Corp.(1)	68,700	979,662
McDonald's Corp.	4,647	261,347
Melco Crown Entertainment Ltd. ADR(1)	56,990	349,349
Panera Bread Co., Class A(1)	7,708	402,435
Penn National Gaming, Inc.(1)	20,400	595,884
Speedway Motorsports, Inc.	25,002	388,781
Starbucks Corp.(1)	13,200	250,668
Starwood Hotels & Resorts Worldwide, Inc.	35,337	1,052,336
WMS Industries, Inc.(1)	30,947	1,309,987
Wynn Resorts Ltd.(1)	10,253	554,995
		13,790,561
HOUSEHOLD DURABLES ― 1.0%
Electrolux AB B Shares(1)	33,200	687,931
Harman International Industries, Inc.	13,068	391,909
KB Home	116,900	2,128,749
LG Electronics, Inc.	11,169	1,278,859
MRV Engenharia e Participacoes SA	17,100	306,669
Newell Rubbermaid, Inc.	41,700	580,464
NVR, Inc.(1)	2,919	1,971,055
PDG Realty SA Empreendimentos e Participacoes	23,000	337,550
Whirlpool Corp.	25,058	1,608,974
		9,292,160
HOUSEHOLD PRODUCTS ― 1.1%
Clorox Co.	3,099	183,120
Colgate-Palmolive Co.	16,353	1,188,863
Kimberly-Clark Corp.	25,666	1,551,766
Procter & Gamble Co. (The)	117,059	6,334,063
Reckitt Benckiser Group plc	25,832	1,196,457
		10,454,269
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
Mirant Corp.(1)	40,334	679,628
NRG Energy, Inc.(1)	49,712	1,334,767
		2,014,395
INDUSTRIAL CONGLOMERATES ― 1.2%
3M Co.	48,005	3,461,161
General Electric Co.	388,916	5,405,932
McDermott International, Inc.(1)	67,800	1,610,928
Tyco International Ltd.	12,300	389,787
		10,867,808
INSURANCE ― 2.0%
ACE Ltd.	5,228	272,797
Admiral Group plc	58,570	1,014,853
Aflac, Inc.	27,600	1,121,112

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Allianz SE	8,130	$ 939,640
Allied World Assurance Co. Holdings Ltd.	2,014	93,309
Allstate Corp. (The)	49,168	1,445,048
American Financial Group, Inc.	20,132	516,386
Aon Corp.	3,344	139,645
Aspen Insurance Holdings Ltd.	7,072	179,629
Berkshire Hathaway, Inc., Class A(1)	16	1,613,600
China Life Insurance Co. Ltd. H Shares	431,000	1,818,436
Chubb Corp. (The)	26,237	1,295,845
CNA Financial Corp.(1)	15,811	386,895
Endurance Specialty Holdings Ltd.	10,298	354,972
Loews Corp.	12,800	437,120
Marsh & McLennan Cos., Inc.	60,198	1,417,061
MetLife, Inc.	11,022	416,191
Muenchener Rueckversicherungs-Gesellschaft AG	6,160	918,687
Ping An Insurance Group Co. of China Ltd. H Shares	58,500	437,781
Prudential Financial, Inc.	21,509	1,087,925
QBE Insurance Group Ltd.	12,530	242,307
Sony Financial Holdings, Inc.	40	121,483
Torchmark Corp.	11,600	494,276
Transatlantic Holdings, Inc.	4,268	208,535
Travelers Cos., Inc. (The)	29,703	1,497,625
XL Capital Ltd., Class A	8,600	149,210
		18,620,368
INTERNET & CATALOG RETAIL ― 0.3%
Amazon.com, Inc.(1)	9,102	738,992
Netflix, Inc.(1)	6,914	301,865
Rakuten, Inc.	2,360	1,425,384
		2,466,241
INTERNET SOFTWARE & SERVICES ― 1.2%
Baidu, Inc. ADR(1)	370	122,122
Equinix, Inc.(1)	12,100	1,019,546
Google, Inc., Class A(1)(2)	12,684	5,855,822
NetEase.com, Inc. ADR(1)	35,236	1,479,560
Sohu.com, Inc.(1)	3,201	195,581
Tencent Holdings Ltd.	162,000	2,410,002
VeriSign, Inc.(1)	8,231	174,415
		11,257,048
IT SERVICES ― 1.7%
Accenture Ltd., Class A	3,598	118,734
Affiliated Computer Services, Inc., Class A(1)	4,004	179,379
Alliance Data Systems Corp.(1)	1,587	88,174
Automatic Data Processing, Inc.	5,384	206,476
Companhia Brasileira de Meios de Pagamento	70,735	601,625
Fiserv, Inc.(1)	6,900	332,925
Infosys Technologies Ltd.	39,115	1,707,321
International Business Machines Corp.	70,569	8,330,670
SAIC, Inc.(1)	14,369	265,683
Tata Consultancy Services Ltd.	34,950	377,274
Visa, Inc., Class A	31,775	2,259,202

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Western Union Co. (The)	41,074	$ 740,975
		15,208,438
LEISURE EQUIPMENT & PRODUCTS(3)
Mattel, Inc.	2,857	51,397
Polaris Industries, Inc.	7,152	269,702
		321,099
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Bruker Corp.(1)	33,920	344,288
Covance, Inc.(1)	24,300	1,290,330
Illumina, Inc.(1)	12,800	451,456
Life Technologies Corp.(1)	55,000	2,449,150
Millipore Corp.(1)	8,537	565,406
QIAGEN NV(1)	16,400	337,020
Thermo Fisher Scientific, Inc.(1)	13,200	596,772
		6,034,422
MACHINERY ― 1.9%
AGCO Corp.(1)	12,359	386,095
Atlas Copco AB A Shares	54,080	679,946
Bucyrus International, Inc.	40,305	1,203,104
Cummins, Inc.	8,065	365,506
Dover Corp.	21,596	747,006
Flowserve Corp.	11,332	977,385
Graco, Inc.	12,727	319,575
Hitachi Construction Machinery Co. Ltd.	34,800	706,472
Illinois Tool Works, Inc.	35,100	1,467,882
Ingersoll-Rand plc	69,900	2,159,211
Japan Steel Works Ltd. (The)	78,000	969,027
Joy Global, Inc.	32,860	1,276,611
Kennametal, Inc.	9,531	210,159
Kubota Corp.	99,000	818,173
Kurita Water Industries Ltd.	14,700	489,737
Lincoln Electric Holdings, Inc.	5,853	266,429
Navistar International Corp.(1)	34,250	1,480,970
PACCAR, Inc.	9,500	343,615
Parker-Hannifin Corp.	7,800	379,548
Shin Zu Shing Co. Ltd.	96,291	525,093
SMC Corp.	6,800	792,907
Timken Co.	11,593	244,728
Valmont Industries, Inc.	9,980	821,653
		17,630,832
MARINE(3)
U-Ming Marine Transport Corp.	203,000	328,708
MEDIA ― 1.2%
British Sky Broadcasting Group plc	122,930	1,088,272
CBS Corp., Class B	57,682	597,009
Comcast Corp., Class A	124,495	1,907,263
CTC Media, Inc.(1)	24,932	331,596
Interpublic Group of Cos., Inc. (The)(1)	10,028	63,076
Marvel Entertainment, Inc.(1)	7,720	373,416
Naspers Ltd. N Shares	18,968	620,523
Net Servicos de Comunicacao SA Preference Shares(1)	22,300	236,051

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Publicis Groupe	16,270	$ 598,278
Scripps Networks Interactive, Inc., Class A	28,383	921,596
Societe Television Francaise 1	7,810	126,408
Time Warner Cable, Inc.	9,800	361,816
Time Warner, Inc.	84,766	2,365,819
Viacom, Inc., Class B(1)	29,800	746,192
Walt Disney Co. (The)	10,663	277,664
		10,614,979
METALS & MINING ― 2.6%
AK Steel Holding Corp.	59,027	1,199,429
Allegheny Technologies, Inc.	8,341	253,316
Antofagasta plc	102,276	1,264,034
BHP Billiton Ltd.	78,374	2,437,695
China Zhongwang Holdings Ltd.(1)	335,600	365,025
Cia Siderurgica Nacional SA ADR	39,100	1,020,119
Cliffs Natural Resources, Inc.	5,881	148,848
Evraz Group SA GDR	14,514	388,610
Freeport-McMoRan Copper & Gold, Inc.	24,795	1,561,589
Fushan International Energy Group Ltd.(1)	876,000	595,645
Gerdau SA Preference Shares	29,800	350,858
Gold Fields Ltd. ADR	21,408	258,395
Harmony Gold Mining Co. Ltd.(1)	27,631	259,925
Impala Platinum Holdings Ltd.	21,519	502,880
JSW Steel Ltd.	43,856	619,014
KGHM Polska Miedz SA	15,458	462,958
Kumba Iron Ore Ltd.	20,164	651,847
Newmont Mining Corp.	31,335	1,259,354
Nucor Corp.	9,600	427,584
POSCO	4,711	1,740,833
Reliance Steel & Aluminum Co.	4,865	179,713
Schnitzer Steel Industries, Inc., Class A	5,389	291,060
Sesa Goa Ltd.	94,217	409,673
Sterlite Industries India Ltd.(1)	11,923	164,993
Sterlite Industries India Ltd. ADR(1)	11,978	160,385
Thompson Creek Metals Co., Inc.(1)	48,700	560,050
Vale SA Preference Shares	268,400	4,643,988
Walter Energy, Inc.	33,900	1,759,749
Worthington Industries, Inc.	12,441	163,848
		24,101,417
MULTI-INDUSTRY ― 0.3%
Financial Select Sector SPDR Fund	100,666	1,479,790
SPDR Dow Jones REIT Fund	23,397	1,006,773
		2,486,563
MULTI-UTILITIES ― 0.4%
Ameren Corp.	3,956	106,693
DTE Energy Co.	577	20,068
GDF Suez	7,752	326,619
PG&E Corp.	18,557	753,229
Public Service Enterprise Group, Inc.	35,542	1,125,615
Wisconsin Energy Corp.	15,924	724,064

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Xcel Energy, Inc.	17,936	$ 354,236
		3,410,524
MULTILINE RETAIL ― 1.0%
Dollar Tree, Inc.(1)	49,931	2,493,554
Family Dollar Stores, Inc.	67,509	2,044,172
Kohl's Corp.(1)	41,500	2,140,985
Next plc	14,100	373,934
Sears Holdings Corp.(1)	609	38,641
Target Corp.	42,765	2,009,955
		9,101,241
OFFICE ELECTRONICS(3)
Xerox Corp.	46,200	399,630
OIL, GAS & CONSUMABLE FUELS ― 6.1%
Alpha Natural Resources, Inc.(1)	9,084	293,504
Anadarko Petroleum Corp.	11,561	611,230
Apache Corp.	35,377	3,005,276
Banpu PCL	37,700	442,291
BG Group plc	123,180	2,032,065
BP plc ADR	11,702	602,068
Chevron Corp.	76,610	5,358,103
China Shenhua Energy Co. Ltd. H Shares	219,000	883,013
CNOOC Ltd.	553,000	726,350
ConocoPhillips	73,776	3,322,133
Continental Resources, Inc.(1)	27,200	960,160
Devon Energy Corp.	19,674	1,207,590
EnCana Corp.	12,410	645,196
ENI SpA	69,240	1,641,801
EOG Resources, Inc.	2,357	169,704
EQT Corp.	18,361	728,381
Exxon Mobil Corp.	188,587	13,040,791
Frontier Oil Corp.	11,804	151,445
McMoRan Exploration Co.(1)	21,385	178,351
Murphy Oil Corp.	9,580	546,060
OAO Gazprom ADR	52,097	1,083,762
OAO LUKOIL ADR	13,488	669,533
Occidental Petroleum Corp.	43,330	3,167,423
Peabody Energy Corp.	10,567	345,330
Petrohawk Energy Corp.(1)	96,426	2,076,052
Petroleo Brasileiro SA ADR	68,517	2,716,014
PT Bumi Resources Tbk	2,185,500	628,765
Quicksilver Resources, Inc.(1)	44,800	484,736
Reliance Industries Ltd.(1)	7,943	326,196
Royal Dutch Shell plc ADR	38,100	2,113,407
Southwestern Energy Co.(1)	27,800	1,024,708
Tesoro Corp.	4,034	56,799
Total SA	52,407	3,002,973
Valero Energy Corp.	19,543	366,236
Whiting Petroleum Corp.(1)	15,200	737,808
World Fuel Services Corp.	3,371	151,493
		55,496,747

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co.	19,400	$ 445,230
Votorantim Celulose e Papel SA(1)	52,325	821,230
Weyerhaeuser Co.	6,384	238,698
		1,505,158
PERSONAL PRODUCTS ― 0.2%
Avon Products, Inc.	30,100	959,287
Mead Johnson Nutrition Co., Class A	21,073	835,755
Natura Cosmeticos SA	21,200	340,829
		2,135,871
PHARMACEUTICALS ― 4.2%
Abbott Laboratories	103,834	4,696,412
Aspen Pharmacare Holdings Ltd.(1)	65,473	492,341
AstraZeneca plc	15,710	723,876
Bayer AG	8,200	503,489
Bristol-Myers Squibb Co.	23,741	525,388
Eli Lilly & Co.	75,226	2,517,062
Endo Pharmaceuticals Holdings, Inc.(1)	9,566	215,905
Forest Laboratories, Inc.(1)	14,314	418,971
GlaxoSmithKline plc	40,690	796,550
Johnson & Johnson	142,586	8,617,898
King Pharmaceuticals, Inc.(1)	20,902	216,963
Merck & Co., Inc.	65,505	2,124,327
Novartis AG	37,370	1,732,099
Novo Nordisk A/S B Shares	37,703	2,298,321
Pfizer, Inc.	336,833	5,625,111
Roche Holding AG	11,079	1,760,880
Schering-Plough Corp.	19,011	535,730
Sepracor, Inc.(1)	14,702	266,841
Teva Pharmaceutical Industries Ltd. ADR	28,338	1,459,407
Valeant Pharmaceuticals International(1)	11,752	304,259
Wyeth	48,210	2,306,849
		38,138,679
PROFESSIONAL SERVICES ― 0.3%
Adecco SA	16,410	788,033
Capita Group plc (The)	41,829	462,554
Experian plc	86,990	729,039
Manpower, Inc.	4,390	226,963
SGS SA	190	234,876
		2,441,465
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Boston Properties, Inc.	4,612	279,395
Host Hotels & Resorts, Inc.	33,175	330,755
Public Storage	2,141	151,048
Simon Property Group, Inc.	8,352	531,354
		1,292,552
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.2%
China Overseas Land & Investment Ltd.	220,000	447,355
China Resources Land Ltd.	214,000	447,855
E-House China Holdings Ltd. ADR(1)	33,900	646,473
Mitsubishi Estate Co. Ltd.	16,000	265,320

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Shimao Property Holdings Ltd.	151,500	$ 225,575
Sino-Ocean Land Holdings Ltd.	145,500	131,787
		2,164,365
ROAD & RAIL ― 0.4%
Burlington Northern Santa Fe Corp.	4,088	339,386
Canadian National Railway Co.	17,800	860,449
CSX Corp.	5,885	250,112
Norfolk Southern Corp.	5,464	250,634
Union Pacific Corp.	32,914	1,968,586
		3,669,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.0%
Altera Corp.	33,800	649,298
Applied Materials, Inc.	68,991	909,301
ASML Holding NV	36,300	995,779
ASML Holding NV New York Shares	83,000	2,280,010
Atheros Communications, Inc.(1)	39,200	1,083,488
Broadcom Corp., Class A(1)	100,516	2,859,680
Cypress Semiconductor Corp.(1)	87,800	888,536
Intel Corp.	115,647	2,349,947
KLA-Tencor Corp.	4,135	129,012
Lam Research Corp.(1)	2,421	74,325
Linear Technology Corp.	64,663	1,718,096
LSI Corp.(1)	36,806	191,759
Marvell Technology Group Ltd.(1)	162,329	2,475,517
MediaTek, Inc.	83,581	1,213,729
NVIDIA Corp.(1)	70,900	1,029,468
PMC - Sierra, Inc.(1)	239,900	2,178,292
Samsung Electronics Co. Ltd.	9,031	5,575,227
Semtech Corp.(1)	73,700	1,346,499
Silicon Laboratories, Inc.(1)	33,400	1,504,336
Skyworks Solutions, Inc.(1)	97,872	1,140,209
Taiwan Semiconductor Manufacturing Co. Ltd.	1,039,425	1,869,396
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	79,093	846,295
Teradyne, Inc.(1)	152,300	1,256,475
Texas Instruments, Inc.	65,860	1,619,498
Xilinx, Inc.	5,701	126,790
		36,310,962
SOFTWARE ― 2.5%
Adobe Systems, Inc.(1)	7,795	244,919
Autodesk, Inc.(1)	15,380	360,353
Autonomy Corp. plc(1)	28,521	599,778
Cerner Corp.(1)	21,763	1,342,995
McAfee, Inc.(1)	15,974	635,446
Microsoft Corp.	352,620	8,692,083
Oracle Corp.	241,575	5,283,245
Perfect World Co. Ltd., Class B ADR(1)	24,900	949,935
Quest Software, Inc.(1)	5,328	87,859
Rovi Corp.(1)	72,800	2,216,032
salesforce.com, inc.(1)	9,200	477,204
Shanda Interactive Entertainment Ltd. ADR(1)	13,100	641,376
Sybase, Inc.(1)	16,423	572,342

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Symantec Corp.(1)	11,993	$ 181,334
Take-Two Interactive Software, Inc.(1)	9,563	100,411
		22,385,312
SPECIALTY RETAIL ― 2.5%
Advance Auto Parts, Inc.	14,400	609,120
Aeropostale, Inc.(1)	35,100	1,374,165
AutoZone, Inc.(1)	565	83,196
Bed Bath & Beyond, Inc.(1)	27,500	1,003,200
Best Buy Co., Inc.	5,400	195,912
CarMax, Inc.(1)	34,300	593,733
Chico's FAS, Inc.(1)	182,000	2,316,860
Foschini Ltd.	88,082	690,548
Gap, Inc. (The)	53,711	1,055,421
H & M Hennes & Mauritz AB B Shares	13,060	723,777
Home Depot, Inc. (The)	74,000	2,019,460
J. Crew Group, Inc.(1)	30,000	1,022,700
Kingfisher plc	252,780	867,577
Lowe's Cos., Inc.	100,434	2,159,331
Nitori Co. Ltd.	11,050	855,024
O'Reilly Automotive, Inc.(1)	52,224	1,999,135
PetSmart, Inc.	8,446	176,606
RadioShack Corp.	5,912	89,449
Ross Stores, Inc.	64,216	2,995,034
Sherwin-Williams Co. (The)	4,371	263,134
Staples, Inc.	23,500	507,835
TJX Cos., Inc. (The)	27,100	974,245
Tractor Supply Co.(1)	1,258	59,202
		22,634,664
TEXTILES, APPAREL & LUXURY GOODS ― 0.6%
Coach, Inc.	32,300	913,767
Iconix Brand Group, Inc.(1)	36,200	621,916
Jones Apparel Group, Inc.	63,000	982,170
Liz Claiborne, Inc.	24,090	102,382
Luxottica Group SpA(1)	18,580	450,686
LVMH Moet Hennessy Louis Vuitton SA	5,240	500,980
Phillips-Van Heusen Corp.	10,370	391,779
Polo Ralph Lauren Corp.	15,132	1,004,462
VF Corp.	6,400	445,184
		5,413,326
THRIFTS & MORTGAGE FINANCE(3)
Housing Development Finance Corp. Ltd.	6,373	322,970
TOBACCO ― 0.4%
Altria Group, Inc.	37,007	676,488
British American Tobacco plc	19,175	583,040
Lorillard, Inc.	7,700	560,329
Philip Morris International, Inc.	34,129	1,560,036
		3,379,893
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Mitsubishi Corp.	57,900	1,172,934

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES ― 1.4%
America Movil SAB de CV, Series L ADR	34,182	$ 1,543,317
American Tower Corp., Class A(1)	88,000	2,785,200
China Mobile Ltd. ADR	31,718	1,561,160
Millicom International Cellular SA(1)	17,318	1,221,958
MTN Group Ltd.	72,615	1,190,104
SBA Communications Corp., Class A(1)	120,922	2,915,430
SOFTBANK CORP.	34,800	779,774
Vivo Particpacoes SA ADR	15,127	344,279
Vodafone Group plc	349,790	754,007
		13,095,229
TOTAL COMMON STOCKS
(Cost $593,957,804)		708,644,068
CORPORATE BONDS ― 7.6%
AEROSPACE & DEFENSE ― 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(2)(4)	$100,000	108,685
Bombardier, Inc., 8.00%, 11/15/14(2)(4)	250,000	245,313
Honeywell International, Inc., 5.30%, 3/15/17(2)	214,000	229,042
Honeywell International, Inc., 5.30%, 3/1/18(2)	170,000	182,303
L-3 Communications Corp., 6.375%, 10/15/15(2)	150,000	142,125
Lockheed Martin Corp., 6.15%, 9/1/36(2)	257,000	287,178
United Technologies Corp., 6.05%, 6/1/36(2)	228,000	253,504
United Technologies Corp., 6.125%, 7/15/38(2)	170,000	191,835
		1,639,985
AUTO COMPONENTS(3)
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	250,000	255,000
AUTOMOBILES(3)
DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(2)	200,000	208,248
Ford Motor Co., 7.45%, 7/16/31(2)	300,000	231,000
		439,248
BEVERAGES ― 0.1%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	210,000	235,341
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	190,000	212,281
SABMiller plc, 6.20%, 7/1/11(2)(4)	170,000	181,224
		628,846
BUILDING PRODUCTS ― 0.1%
Masco Corp., 6.125%, 10/3/16	500,000	457,585
Nortek, Inc., 10.00%, 12/1/13(2)	150,000	140,250
		597,835
CAPITAL MARKETS ― 0.3%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	210,000	221,176
Credit Suisse (New York), 5.00%, 5/15/13(2)	280,000	297,509
Credit Suisse (New York), 5.50%, 5/1/14(2)	170,000	182,896
Credit Suisse (New York), 5.30%, 8/13/19(2)	130,000	131,787
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	250,000	264,379
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	130,000	140,309
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	490,000	565,115
Morgan Stanley, 6.625%, 4/1/18(2)	240,000	256,871
Morgan Stanley, 7.30%, 5/13/19(2)	340,000	379,305
		2,439,347

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	$110,000	$ 120,019
Huntsman International LLC, 7.875%, 11/15/14	175,000	156,625
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(2)	90,000	99,844
Rohm & Haas Co., 5.60%, 3/15/13(2)	180,000	184,272
		560,760
COMMERCIAL BANKS ― 0.1%
BB&T Corp., 5.70%, 4/30/14(2)	130,000	139,224
PNC Bank N.A., 6.00%, 12/7/17(2)	230,000	234,852
SunTrust Bank, 7.25%, 3/15/18(2)	100,000	100,766
Wachovia Bank N.A., 4.80%, 11/1/14(2)	269,000	273,204
Wachovia Bank N.A., 4.875%, 2/1/15(2)	101,000	101,651
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	100,000	104,668
		954,365
COMMERCIAL SERVICES & SUPPLIES ― 0.3%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	600,000	624,481
Allied Waste North America, Inc., 7.875%, 4/15/13(2)	100,000	103,581
ARAMARK Corp., 8.50%, 2/1/15(2)	200,000	195,000
Cenveo Corp., 7.875%, 12/1/13(2)	650,000	487,500
Cenveo Corp., 8.375%, 6/15/14(2)	325,000	218,156
Corrections Corp. of America, 6.25%, 3/15/13(2)	550,000	540,375
Republic Services, Inc., 5.50%, 9/15/19(4)(5)	80,000	80,311
Waste Management, Inc., 7.375%, 3/11/19(2)	150,000	171,767
		2,421,171
COMMUNICATIONS EQUIPMENT ― 0.1%
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(2)(4)	575,000	586,500
COMPUTERS & PERIPHERALS(3)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	250,000	225,000
CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(2)	130,000	135,286
American Express Co., 7.25%, 5/20/14(2)	70,000	77,112
American General Finance Corp., 4.875%, 7/15/12(2)	500,000	351,547
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	268,293
Ford Motor Credit Co. LLC, 7.375%, 10/28/09	350,000	350,043
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(2)	450,000	423,440
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	230,308
General Electric Capital Corp., 5.625%, 9/15/17(2)	215,000	215,818
GMAC LLC, 6.875%, 9/15/11(4)	618,000	576,285
John Deere Capital Corp., 4.50%, 4/3/13(2)	170,000	179,697
		2,807,829
CONTAINERS & PACKAGING ― 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 8.50%, 10/15/12	250,000	251,250
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	350,000	350,000
		601,250
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
Bank of America Corp., 7.375%, 5/15/14(2)	100,000	109,749
Bank of America Corp., 7.625%, 6/1/19(2)	120,000	132,352
Bank of America N.A., 5.30%, 3/15/17(2)	303,000	279,173
Bank of America N.A., 6.00%, 10/15/36(2)	260,000	241,483
BankAmerica Capital II, 8.00%, 12/15/26(2)	300,000	274,500

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Citigroup, Inc., 5.50%, 4/11/13(2)	$330,000	$ 328,731
Citigroup, Inc., 6.125%, 5/15/18(2)	240,000	226,030
Citigroup, Inc., 8.50%, 5/22/19(2)	80,000	87,593
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	170,000	177,691
KAR Holdings, Inc., 8.75%, 5/1/14(2)	500,000	473,750
		2,331,052
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.6%
Alltel Corp., 7.875%, 7/1/32(2)	80,000	98,448
AT&T, Inc., 6.80%, 5/15/36(2)	270,000	301,454
AT&T, Inc., 6.55%, 2/15/39(2)	370,000	405,323
Cincinnati Bell, Inc., 8.375%, 1/15/14(2)	150,000	146,250
Embarq Corp., 7.08%, 6/1/16(2)	158,000	168,900
France Telecom SA, 4.375%, 7/8/14(2)	190,000	198,769
Frontier Communications Corp., 6.25%, 1/15/13(2)	350,000	332,063
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	183,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(2)	200,000	209,500
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15(2)	175,000	177,187
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	207,500
MetroPCS Wireless, Inc., 9.25%, 11/1/14(2)	500,000	493,125
Qwest Capital Funding, Inc., 7.25%, 2/15/11(2)	125,000	123,750
Qwest Communications International, Inc., 7.50%, 2/15/14(2)	550,000	533,500
Qwest Corp., 7.875%, 9/1/11(2)	340,000	348,500
Qwest Corp., 7.50%, 10/1/14(2)	90,000	89,663
Sprint Capital Corp., 8.75%, 3/15/32(2)	500,000	417,500
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	160,000	173,466
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	150,000	163,455
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	200,000	238,105
Verizon Communications, Inc., 6.25%, 4/1/37(2)	150,000	159,117
Verizon Communications, Inc., 6.40%, 2/15/38(2)	60,000	65,117
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	272,500
Windstream Corp., 8.625%, 8/1/16(2)	300,000	302,625
		5,808,817
ELECTRIC UTILITIES ― 0.1%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	83,000	88,948
Carolina Power & Light Co., 5.25%, 12/15/15(2)	174,000	188,835
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	59,000	60,536
Duke Energy Corp., 3.95%, 9/15/14(2)	80,000	80,965
Edison Mission Energy, 7.00%, 5/15/17(2)	375,000	288,281
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	275,000	198,000
Florida Power Corp., 6.35%, 9/15/37(2)	170,000	198,536
Southern California Edison Co., 5.625%, 2/1/36(2)	49,000	52,300
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	135,000	137,612
		1,294,013
ELECTRICAL EQUIPMENT(3)
Baldor Electric Co., 8.625%, 2/15/17(2)	425,000	425,000
Roper Industries, Inc., 6.25%, 9/1/19(5)	50,000	50,836
		475,836
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(2)	220,000	238,303
Flextronics International Ltd., 6.50%, 5/15/13(2)	500,000	481,250

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Sanmina-SCI Corp., 8.125%, 3/1/16(2)	$500,000	$ 433,750
		1,153,303
ENERGY EQUIPMENT & SERVICES(3)
Pride International, Inc., 8.50%, 6/15/19(2)	90,000	94,950
Weatherford International Ltd., 9.625%, 3/1/19(2)	200,000	243,369
		338,319
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(2)	190,000	215,525
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	505,000
Rite Aid Corp., 8.625%, 3/1/15(2)	250,000	182,500
SUPERVALU, INC., 7.50%, 11/15/14(2)	600,000	594,000
SYSCO Corp., 4.20%, 2/12/13(2)	90,000	92,909
Wal-Mart Stores, Inc., 3.00%, 2/3/14(2)	290,000	294,639
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	213,000	229,301
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	280,000	323,938
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	170,000	190,361
		2,628,173
FOOD PRODUCTS ― 0.1%
General Mills, Inc., 5.65%, 9/10/12(2)	100,000	108,930
Kellogg Co., 4.45%, 5/30/16(2)	170,000	178,144
Kraft Foods, Inc., 6.00%, 2/11/13(2)	50,000	54,435
Kraft Foods, Inc., 6.125%, 2/1/18(2)	190,000	208,277
Smithfield Foods, Inc., 7.75%, 5/15/13(2)	250,000	207,500
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	400,000	294,000
		1,051,286
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
Baxter International, Inc., 5.90%, 9/1/16(2)	90,000	100,656
Baxter International, Inc., 5.375%, 6/1/18(2)	170,000	183,513
Baxter International, Inc., 6.25%, 12/1/37(2)	180,000	204,738
Biomet, Inc, 10.00%, 10/15/17(2)	200,000	211,000
Biomet, Inc, 11.625%, 10/15/17(2)	525,000	557,813
Inverness Medical Innovations, Inc., 9.00%, 5/15/16(2)	500,000	498,750
		1,756,470
HEALTH CARE PROVIDERS & SERVICES ― 0.3%
Community Health Systems, Inc., 8.875%, 7/15/15(2)	450,000	453,937
DaVita, Inc., 7.25%, 3/15/15(2)	100,000	97,000
HCA, Inc., 6.50%, 2/15/16(2)	200,000	175,000
HCA, Inc., 9.25%, 11/15/16(2)	375,000	380,625
HealthSouth Corp., VRN, 7.22%, 12/15/09	250,000	240,000
HealthSouth Corp., 10.75%, 6/15/16	125,000	132,813
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	240,000	267,673
Omnicare, Inc., 6.875%, 12/15/15(2)	250,000	235,000
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	198,000
Tenet Healthcare Corp., 8.875%, 7/1/19(4)	600,000	618,000
		2,798,048
HOTELS, RESTAURANTS & LEISURE ― 0.3%
Harrah's Operating Escrow LLC/Harrah's Escrow Corp., 11.25%, 6/1/17(2)(4)	500,000	511,250
McDonald's Corp., 5.35%, 3/1/18(2)	130,000	139,867
McDonald's Corp., 6.30%, 10/15/37(2)	190,000	221,157
MGM Mirage, 8.50%, 9/15/10(2)	500,000	487,500
MGM Mirage, 6.75%, 9/1/12(2)	400,000	321,000

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

MGM Mirage, 7.625%, 1/15/17(2)	$125,000	$ 90,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	227,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(2)	500,000	462,500
Yum! Brands, Inc., 5.30%, 9/15/19	180,000	181,734
Yum! Brands, Inc., 6.875%, 11/15/37(2)	185,000	201,387
		2,843,895
HOUSEHOLD DURABLES ― 0.1%
K Hovnanian Enterprises, Inc., 11.50%, 5/1/13(2)	125,000	121,562
KB Home, 6.375%, 8/15/11(2)	105,000	104,475
Meritage Homes Corp., 7.00%, 5/1/14(2)	300,000	265,500
Yankee Acquisition Corp., 8.50%, 2/15/15(2)	200,000	182,000
		673,537
HOUSEHOLD PRODUCTS(3)
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	170,000	193,057
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.1%
AES Corp. (The), 8.75%, 5/15/13(2)(4)	409,000	417,180
AES Corp. (The), 8.00%, 10/15/17(2)	425,000	409,062
RRI Energy, Inc., 7.625%, 6/15/14(2)	400,000	368,000
		1,194,242
INDUSTRIAL CONGLOMERATES(3)
General Electric Co., 5.00%, 2/1/13(2)	222,000	234,968
General Electric Co., 5.25%, 12/6/17(2)	190,000	194,309
		429,277
INSURANCE ― 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	150,462
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	425,000	408,531
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(2)(4)	125,000	111,875
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	160,000	164,740
MetLife, Inc., 6.75%, 6/1/16(2)	170,000	186,216
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	130,000	134,762
Prudential Financial, Inc., 5.40%, 6/13/35(2)	190,000	157,341
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	80,000	88,271
		1,402,198
IT SERVICES ― 0.1%
SunGard Data Systems, Inc., 9.125%, 8/15/13(2)	400,000	398,000
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	325,000	323,375
		721,375
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	190,000	199,569
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(2)	325,000	300,625
RSC Equipment Rental, Inc., 9.50%, 12/1/14(2)	450,000	405,000
SPX Corp., 7.625%, 12/15/14(2)	175,000	176,531
		1,081,725
MEDIA ― 0.6%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(2)(4)	210,000	269,843
Cablevision Systems Corp., 8.00%, 4/15/12(2)	400,000	411,000
CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15(1)(6)	723,000	104,835
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	183,000
Cinemark USA, Inc., 8.625%, 6/15/19(2)(4)	150,000	152,250
Comcast Corp., 5.90%, 3/15/16(2)	153,000	163,418
Comcast Corp., 6.40%, 5/15/38(2)	170,000	181,059

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Comcast Corp., 6.55%, 7/1/39(2)	$160,000	$ 173,903
CSC Holdings, Inc., 6.75%, 4/15/12(2)	250,000	252,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	600,000	513,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)(4)	750,000	787,500
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)(4)	250,000	248,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	125,000	125,000
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)	220,000	228,505
R.H. Donnelley, Inc., 11.75%, 5/15/15(1)(4)(6)	317,000	198,125
Rogers Cable, Inc., 6.25%, 6/15/13(2)	140,000	154,070
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	120,000	128,098
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	210,000	232,351
Time Warner, Inc., 5.50%, 11/15/11(2)	140,000	148,630
Time Warner, Inc., 7.625%, 4/15/31(2)	37,000	40,762
Time Warner, Inc., 7.70%, 5/1/32(2)	130,000	144,619
Virgin Media Finance plc, 9.50%, 8/15/16(2)	500,000	516,250
		5,357,468
METALS & MINING ― 0.2%
AK Steel Corp., 7.75%, 6/15/12(2)	150,000	150,563
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	100,000	117,192
ArcelorMittal, 6.125%, 6/1/18(2)	270,000	258,819
Barrick Gold Corp., 6.95%, 4/1/19	90,000	104,804
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(2)	90,000	102,791
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	325,000	339,189
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	240,000	255,209
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(4)	142,000	136,671
		1,465,238
MULTI-UTILITIES ― 0.2%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	190,000	195,468
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	220,000	208,821
Dominion Resources, Inc., 4.75%, 12/15/10(2)	186,000	191,851
Dominion Resources, Inc., 6.40%, 6/15/18(2)	170,000	188,290
NSTAR Electric Co., 5.625%, 11/15/17(2)	140,000	152,412
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	330,000	341,889
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	118,000	125,512
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	160,000	183,113
Sempra Energy, 6.50%, 6/1/16(2)	80,000	88,098
		1,675,454
MULTILINE RETAIL(3)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	127,000	121,283
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	250,000	221,599
		342,882
OIL, GAS & CONSUMABLE FUELS ― 0.7%
Anadarko Petroleum Corp., 8.70%, 3/15/19(2)	230,000	271,369
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	80,000	87,567
Bill Barrett Corp., 9.875%, 7/15/16(2)	250,000	261,250
Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	170,000	178,311
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	123,125
Chesapeake Energy Corp., 7.50%, 6/15/14(2)	450,000	438,750
ConocoPhillips, 6.50%, 2/1/39(2)	290,000	336,493
El Paso Corp., 6.875%, 6/15/14(2)	150,000	147,075
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	75,000	78,889

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Encore Acquisition Co., 9.50%, 5/1/16(2)	$125,000	$ 126,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	350,000	376,557
EOG Resources, Inc., 5.625%, 6/1/19(2)	120,000	131,758
Forest Oil Corp., 7.75%, 5/1/14(2)	550,000	539,688
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	160,000	176,253
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	86,000	95,105
Massey Energy Co., 6.875%, 12/15/13(2)	375,000	354,375
Nexen, Inc., 5.65%, 5/15/17(2)	130,000	130,164
Nexen, Inc., 6.40%, 5/15/37(2)	150,000	139,293
OPTI Canada, Inc., 7.875%, 12/15/14(2)	290,000	187,050
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	100,000	97,500
Plains All American Pipeline LP, 8.75%, 5/1/19(2)	170,000	205,336
Range Resources Corp., 7.375%, 7/15/13(2)	225,000	223,875
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	250,000	216,250
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	400,000	326,000
Shell International Finance BV, 6.375%, 12/15/38(2)	150,000	178,001
Southwestern Energy Co., 7.50%, 2/1/18(2)(4)	300,000	303,375
Williams Cos., Inc. (The), 8.125%, 3/15/12(2)	450,000	483,637
XTO Energy, Inc., 5.30%, 6/30/15(2)	247,000	261,415
XTO Energy, Inc., 6.50%, 12/15/18(2)	130,000	143,364
XTO Energy, Inc., 6.10%, 4/1/36(2)	196,000	208,751
		6,827,451
PAPER & FOREST PRODUCTS ― 0.2%
Boise Cascade LLC, 7.125%, 10/15/14(2)	269,000	181,911
Domtar Corp., 9.50%, 8/1/16(2)	250,000	252,500
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	475,000	463,125
Georgia-Pacific LLC, 7.125%, 1/15/17(2)(4)	175,000	168,875
International Paper Co., 9.375%, 5/15/19(2)	235,000	264,502
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	550,000	361,625
		1,692,538
PHARMACEUTICALS ― 0.1%
Abbott Laboratories, 5.875%, 5/15/16(2)	95,000	105,977
Abbott Laboratories, 5.60%, 11/30/17(2)	160,000	175,399
AstraZeneca plc, 5.40%, 9/15/12(2)	180,000	197,768
AstraZeneca plc, 5.90%, 9/15/17(2)	260,000	289,345
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	130,000	139,312
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	60,000	70,395
Wyeth, 5.95%, 4/1/37(2)	199,000	217,475
		1,195,671
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Host Hotels & Resorts LP, 7.00%, 8/15/12(2)	550,000	544,500
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	300,000	280,500
ProLogis, 7.625%, 8/15/14(2)	80,000	79,242
ProLogis, 5.625%, 11/15/16(2)	350,000	305,127
Simon Property Group LP, 6.75%, 5/15/14(2)	100,000	107,262
		1,316,631
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)(4)	100,000	104,500
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(2)	130,000	151,088
Norfolk Southern Corp., 5.90%, 6/15/19(2)	80,000	87,259

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Union Pacific Corp., 5.75%, 11/15/17(2)	$270,000	$ 289,544
		527,891
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	303,000	309,833
Oracle Corp., 6.125%, 7/8/39(2)	180,000	202,858
		512,691
SPECIALTY RETAIL ― 0.3%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(2)	375,000	337,500
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(2)	250,000	235,625
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(2)	485,000	487,425
GSC Holdings Corp., 8.00%, 10/1/12(2)	300,000	305,250
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	60,000	57,940
Michaels Stores, Inc., 10.00%, 11/1/14(2)	300,000	288,000
Michaels Stores, Inc., 11.375%, 11/1/16(2)	125,000	108,125
Staples, Inc., 9.75%, 1/15/14(2)	200,000	234,990
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(4)	500,000	510,000
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	275,000	203,500
		2,768,355
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
Perry Ellis International, Inc., 8.875%, 9/15/13(2)	800,000	708,000
TOBACCO(3)
Altria Group, Inc., 9.25%, 8/6/19(2)	130,000	157,167
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Ashtead Capital, Inc., 9.00%, 8/15/16(2)(4)	850,000	750,125
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Cello Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)(4)	340,000	428,929
Cricket Communications, Inc., 9.375%, 11/1/14(2)	250,000	236,875
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	522,500
Rogers Communications, Inc., 6.80%, 8/15/18(2)	100,000	113,413
Syniverse Technologies, Inc., 7.75%, 8/15/13(2)	100,000	93,000
Vodafone Group plc, 5.45%, 6/10/19(2)	120,000	125,085
		1,519,802
TOTAL CORPORATE BONDS
(Cost $68,245,255)		69,253,623
U.S. TREASURY SECURITIES ― 5.5%
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	500,000	572,969
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	7,941,600	8,336,202
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	13,435,856	14,132,841
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	11,500,875	11,166,636
U.S. Treasury Notes, 0.875%, 4/30/11(2)	2,000,000	2,003,986
U.S. Treasury Notes, 1.875%, 6/15/12(2)	6,000,000	6,080,628
U.S. Treasury Notes, 1.50%, 7/15/12(2)	3,000,000	3,007,032
U.S. Treasury Notes, 2.375%, 8/31/14(2)	5,000,000	4,998,050
TOTAL U.S. TREASURY SECURITIES
(Cost $50,016,923)		50,298,344
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 3.8%
FHLMC, 6.50%, 12/1/12(2)	472	503
FHLMC, 7.00%, 6/1/14(2)	19,422	20,734

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FHLMC, 4.50%, 1/1/19(2)	$ 646,317	$ 677,959
FHLMC, 5.00%, 1/1/21(2)	519,100	545,315
FHLMC, 5.00%, 4/1/21(2)	1,148,777	1,206,790
FHLMC, 7.00%, 8/1/29(2)	5,007	5,499
FHLMC, 8.00%, 7/1/30(2)	29,959	33,954
FHLMC, 5.50%, 12/1/33(2)	289,540	303,322
FHLMC, 6.00%, 11/1/38	6,057,975	6,388,575
FHLMC, 6.50%, 7/1/47(2)	120,039	127,380
FNMA, 6.50%, 4/1/12(2)	6,026	6,432
FNMA, 6.00%, 4/1/14(2)	35,838	38,308
FNMA, 7.50%, 6/1/15(2)	10,368	11,273
FNMA, 5.50%, 12/1/16(2)	130,004	138,397
FNMA, 4.50%, 5/1/19(2)	410,377	429,314
FNMA, 4.50%, 5/1/19(2)	416,271	435,480
FNMA, 5.00%, 9/1/20(2)	291,978	306,905
FNMA, 7.00%, 6/1/26(2)	1,587	1,745
FNMA, 7.50%, 3/1/27(2)	20,494	22,844
FNMA, 7.00%, 1/1/29(2)	8,141	8,964
FNMA, 6.50%, 4/1/29(2)	41,394	44,786
FNMA, 6.50%, 8/1/29(2)	32,247	34,890
FNMA, 6.50%, 12/1/29(2)	49,712	53,785
FNMA, 7.00%, 3/1/30(2)	16,609	18,296
FNMA, 8.00%, 7/1/30(2)	13,289	15,037
FNMA, 7.50%, 9/1/30(2)	8,042	8,969
FNMA, 7.00%, 9/1/31(2)	43,228	47,542
FNMA, 6.50%, 1/1/32(2)	23,932	25,848
FNMA, 7.00%, 6/1/32(2)	148,227	162,689
FNMA, 6.50%, 8/1/32(2)	36,501	39,423
FNMA, 6.50%, 11/1/32(2)	272,614	294,268
FNMA, 5.50%, 6/1/33(2)	254,158	266,176
FNMA, 5.50%, 8/1/33(2)	170,917	178,998
FNMA, 5.00%, 11/1/33(2)	2,011,995	2,075,695
FNMA, 5.50%, 1/1/34(2)	2,336,246	2,447,479
FNMA, 4.50%, 9/1/35(2)	1,716,953	1,732,949
FNMA, 5.00%, 2/1/36(2)	1,920,485	1,978,287
FNMA, 5.50%, 1/1/37	1,726,991	1,805,414
FNMA, 5.50%, 2/1/37(2)	1,148,155	1,198,498
FNMA, 6.50%, 8/1/37(2)	2,262,468	2,415,671
FNMA, 4.50%, 2/1/39	2,439,483	2,456,355
FNMA, 6.50%, 6/1/47(2)	89,131	95,083
FNMA, 6.50%, 8/1/47(2)	239,001	254,961
FNMA, 6.50%, 8/1/47(2)	305,280	325,666
FNMA, 6.50%, 9/1/47(2)	37,006	39,477
FNMA, 6.50%, 9/1/47(2)	291,082	310,519
FNMA, 6.50%, 9/1/47(2)	357,662	381,546
FNMA, 6.50%, 9/1/47(2)	786,952	839,503
GNMA, 7.50%, 10/15/25(2)	2,996	3,352
GNMA, 6.00%, 3/15/26(2)	34,501	36,696
GNMA, 7.00%, 12/15/27(2)	11,908	13,112
GNMA, 6.50%, 2/15/28(2)	8,026	8,688
GNMA, 7.00%, 8/15/29(2)	6,977	7,699

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

GNMA, 7.50%, 5/15/30(2)	$ 3,818	$ 4,281
GNMA, 7.00%, 5/15/31(2)	50,787	56,066
GNMA, 5.50%, 11/15/32(2)	200,446	210,993
GNMA, 6.50%, 10/15/38(2)	4,087,496	4,350,309
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $33,384,741)		34,948,699
COMMERCIAL PAPER(8) ― 0.7%
BASF SE, 0.70%, 9/25/09(2)(4)	700,000	699,889
Catholic Health Initiatives, 0.95%, 2/4/10(2)	700,000	700,000
Govco LLC, 0.80%, 12/21/09(2)(4)	700,000	698,642
Honeywell International, Inc., 0.96%, 12/7/09(2)(4)	700,000	699,328
Legacy Capital LLC, 0.55%, 9/8/09(2)(4)	800,000	799,896
Lexington Parker Capital, 0.55%, 9/1/09(2)(4)	800,000	799,984
Oakland-Alameda County, 0.38%, 10/20/09(2)	800,000	800,000
Regents of University of California, 0.30%, 10/8/09(2)	800,000	799,736
Shell International Finance BV, 0.23%, 9/24/09(2)(4)	700,000	699,909
TOTAL COMMERCIAL PAPER
(Cost $6,695,720)		6,697,384
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 0.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.3%
FNMA, 2.75%, 3/13/14(2)
	3,000,000	3,037,299
GOVERNMENT-BACKED CORPORATE BONDS(9) ― 0.4%
Bank of America Corp., VRN, 0.79%, 10/30/09(2)	700,000	706,640
Citigroup Funding, Inc., VRN, 0.82%, 10/30/09(2)	700,000	707,009
Morgan Stanley, VRN, 0.96%, 9/21/09(2)	700,000	708,331
State Street Bank and Trust Co., 1.85%, 3/15/11(2)	1,000,000	1,016,285
		3,138,265
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $6,089,363)		6,175,564
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 0.6%
Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.42%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(4)	270,981	232,216
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.38%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(4)	356,187	291,511
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.37%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(4)	38,144	37,881
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.45%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	3,726,764	2,696,051
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.37%, 9/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	334,148	275,023

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	$1,166,059	$ 1,179,766
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.34%, 9/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)	593,008	449,668
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,479,051)		5,162,116
MUNICIPAL SECURITIES ― 0.5%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	2,000,000	2,186,760
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.45%, 9/3/09 (LOC: Bank of America N.A.)(2)	700,000	700,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	300,000	272,790
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	220,000	271,308
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)	110,000	113,912
Orange County Housing Finance Auth. Rev., Series 2002 B, (Millenia), VRDN, 0.34%, 9/2/09 (LOC: FNMA)(2)	305,000	305,000
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	200,000	206,132
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)	130,000	135,776
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.55%, 9/2/09 (LOC: Citibank N.A.)(2)	400,000	400,000
TOTAL MUNICIPAL SECURITIES
(Cost $4,303,926)		4,591,678
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	458,671	379,151
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	371,750	305,018
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)	14,229	13,339
		697,508
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.1%
FHLMC, Series 2541, Class EA SEQ, 5.00%, 3/15/16(2)	124,862	125,160
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	900,000	933,739
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.67%, 9/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	148,024	146,427
		1,205,326
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,975,469)		1,902,834
ASSET-BACKED SECURITIES(7) ― 0.1%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	492,282	496,871
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.49%, 10/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	124,774	124,647

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 0.51%, 10/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	$ 100,514	$ 100,507
TOTAL ASSET-BACKED SECURITIES
(Cost $717,560)		722,025
SOVEREIGN GOVERNMENTS & AGENCIES(3)
Brazilian Government International Bond, 5.875%, 1/15/19(2)	140,000	145,250
Hydro Quebec, 8.40%, 1/15/22(2)	37,000	46,046
United Mexican States, 5.95%, 3/19/19(2)	140,000	142,940
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $326,258)		334,236
PREFERRED STOCKS(3)
CONSUMER FINANCE(3)
Preferred Blocker, Inc. (GMAC LLC), 7.00%, 12/31/11(4)(10)
(Cost $126,170)	131	60,952
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $1,173,000)	1,173,000	1,173,000
TEMPORARY CASH INVESTMENTS ― 2.5%
FHLB Discount Notes, 0.30%, 11/13/09(8)	700,000	699,837
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	22,190,028	22,190,028
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $22,889,602)		22,889,865
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $796,380,842)		912,854,388
OTHER ASSETS AND LIABILITIES — 0.1%		578,823
TOTAL NET ASSETS — 100.0%		$913,433,211

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
23	S&P 500 E-Mini Futures	September 2009	$ 1,172,655	$ 101,569

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,900,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$46,024

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,350,000.
(3)	Category is less than 0.05% of total net assets.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $17,272,556, which represented 1.9% of total net assets.

(5)	When-issued security.
(6)	Security is in default.
(7)	Final maturity indicated, unless otherwise noted.
(8)	The rate indicated is the yield to maturity at purchase.
(9)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(10)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 487,898,490	–	–
Foreign Common Stocks	51,083,634	$ 169,661,944	–
Corporate Bonds	–	69,253,623	–
U.S. Treasury Securities	–	50,298,344	–
U.S. Government Agency Mortgage-Backed Securities	–	34,948,699	–
Commercial Paper	–	6,697,384	–
U.S. Government Agency Securities and Equivalents	–	6,175,564	–
Commercial Mortgage-Backed Securities	–	5,162,116	–
Municipal Securities	–	4,591,678	–
Collateralized Mortgage Obligations	–	1,902,834	–
Asset-Backed Securities	–	722,025	–
Sovereign Governments & Agencies	–	334,236	–
Preferred Stocks	–	60,952	–
Temporary Cash Investments	23,363,028	699,837	–
Total Value of Investment Securities	$ 562,345,152	$ 350,509,236	–

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Futures Contracts	$ 101,569	–	–
Swap Agreements	–	$ 46,024	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ 101,569	$ 46,024	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 843,045,677
Gross tax appreciation of investments	$ 90,959,870
Gross tax depreciation of investments	(21,151,159)
Net tax appreciation (depreciation) of investments	$ 69,808,711

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2009